UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Knights of Columbus Limited Duration Fund (Formerly, Catholic Investor Limited Duration Fund)	Knights of Columbus Core Bond Fund (Formerly, Catholic Investor Core Bond Fund)

Knights of Columbus Long/Short Equity Fund (Formerly, Catholic Investor Long/Short Equity Fund)	Knights of Columbus Large Cap Value Fund (Formerly, Catholic Investor Large Cap Value Fund)

Knights of Columbus Large Cap Growth Fund (Formerly, Catholic Investor Large Cap Growth Fund)	Knights of Columbus Small Cap Fund (Formerly, Catholic Investor Small Cap Fund)

Knights of Columbus U.S. All Cap Index Fund (Formerly, Catholic Investor U.S. All Cap Index Fund)	Knights Of Columbus Global Real Estate Fund (Formerly, Catholic Investor Global Real Estate Fund)

Knights of Columbus International Equity Fund (Formerly, Catholic Investor International Equity Fund)

Semi-Annual Report	April 30, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-KC-FUNDS

(1-844-523-8637). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Knights of Columbus Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2020

TABLE OF CONTENTS

Letter to Shareholders	1

Schedules of Investments	4

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020

LETTER TO SHAREHOLDERS (Unaudited)

Dear Shareholders:

First, I hope that this letter finds all of you and your families healthy and safe. Thus far the Knights of Columbus Asset Advisors team has remained healthy with no one, testing positive for COVID-19. In the New Haven office where bond management takes place, the entire investment staff was sent home on March 12th and my last day in the office was March 13th. The equity team housed in our Boston office was last in the office on March 13th. I am happy to report that technology allowed us all to move with speed to our home offices and function seamlessly. We hold our daily meetings on conference calls, and we have a full meeting on the funds, inclusive of compliance matters, every Tuesday and this has functioned extremely well using Go ToMeeting as the medium to see each other and share documents.

I suppose there is no amount of hyperbole that can be used to explain this current situation. We came into this year with a view that equities would have a return in the mid-single digits based on the absolute strength of the stock market in 2019. We had largely viewed that for prices to hold or move higher we would need to see earnings improve. On the positive side of the ledger, we had very low unemployment, relatively strong wage growth, strong consumer sentiment, strong business sentiment, low-interest rates, and low inflation. We were starting to see some cracks in earnings and then COVID-19 became part of our lexicon.

The bond market came into the year with the yield on the 10-year Treasury standing at 1.9%. Credit spreads were generally tighter than average, so we were watching inflation closely. I began looking at the long term relationship of wage gains and inflation and it appeared that if we continued to have wages growing in excess of inflation, it was likely that we would see interest rates increase unless the Fed stepped into the market to buy longer-dated securities to hold down interest rates. Again, we were looking at traditional economic relationships and then everything changed…and rapidly.

To progress from where we are, we really think there are several phases to move forward. First, we need to have COVID-19 testing become more widely available so the medical experts can determine our proximity to herd immunity. The next phase will be a therapy that dramatically reduces the probability of death. It appears that co-morbidity factors play a significant role in a patient’s level of severity once COVID-19 has been contracted so we need to worry about the most vulnerable among us. The last phase will be a vaccine and I have been happy to see the amount of cooperation among the drug companies recognizing the need to get to an effective vaccine. At this point, the world can begin to determine the origins of the virus and, more importantly, how to stop the next one from occurring. It seems to me that all countries should contribute to global research on the eradication of future coronaviruses to see if there is a way to stop this disease in the way that science has eradicated so many others.

We are now evaluating a post-COVID-19 world and the one thing we know for sure is that the world will be different, and no one knows what it will be like. Early data from Georgia shows some renewed economic activity and I am waiting to see if the broad economy has a larger acceleration or if it is slow and halting, particularly if we start seeing an acceleration in new cases. The decision to allow a business to open is the toughest because one has to weigh the pandemic with the potential for inducing a depression. A difficult choice to say the least. We are trying to maintain portfolio strategy to participate in a broad array of market outcomes.

As we look at this current environment, getting people back to work will be the top priority within the economy. As of this writing, the unemployment rate stands at 14.7% and many pundits believe it may eclipse 20%. Beyond a needed vaccine, we are first looking to see how quickly the unemployed are absorbed into the economy and secondly awaiting the level of consumer and business spending in order to determine the level of economic activity and how that translates into portfolio performance. No thinking of economic activity would be complete without considering U.S. and China relations. There has been significant rhetoric from both sides relating to the origin of the virus. We do, however, believe that there will be a return of drug production within our borders and that there could be a manufacturing boom both here and in Europe as many countries seek to be less dependent on a supply chain that runs through China and becomes inextricably linked to their policies and world view.

During the last six months, Knights of Columbus Core Bond Fund returned 1.52% versus 4.86% for the Bloomberg Barclays US Aggregate Index and the Lipper Core Bond category average return of 2.86%. In the fourth quarter, our underweight position in Treasuries coupled with our overweight position in credit hurt performance relative to the benchmark as there was a strong flight to quality in the fourth quarter.

During this period, Knights of Columbus Limited Duration Fund returned 0.24% versus 2.58% for the Bloomberg Barclays 1-3 Year US Government/Credit Index and the Lipper Short Investment Grade Debt Classification return of -0.53%. Our overweight to spread product was a negative factor relative to the benchmark, however, issue selection added value relative to the peer group.

During the last six months, Knights of Columbus Large Cap Growth Fund returned 3.23% versus 6.09% for the Russell 1000 Growth Index and a return of 3.58% for the Lipper Multi-Cap Growth Classification. The Fund seeks attractive valuation even for growth companies, and this detracted from performance as the market rewarded expensive growth companies. An example of this was our overall underweight to Netflix , an expensive grower that rose sharply and hurt performance.

During this period, Knights of Columbus Large Cap Value Fund returned -14.27% versus -13.66% for the Russell 1000 Value Index and a return of -16.00% for the Lipper Multi-Cap Value Classification. Performance was hurt by stock selection in Diversified Financials and Energy, where several holdings were significantly impacted by COVID-19 implications. Positive contributors to performance were stock selection in Consumer Staples and Health Care and a lower portfolio beta than the benchmark, which helped given the negative market environment.

During the last six months, Knights of Columbus Small Cap Fund returned -18.30% versus -15.47% for the Russell 2000 Index and a return of -19.35% for the Lipper Small Cap Core Classification. Overall, Performance was impacted by weak performance in a few Biotech names, and by companies impacted by COVID-19, including an office furniture maker and construction-related companies. Relatively strong stock selection was a positive factor that helped to mitigate losses related to asset allocation.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020

During this period, Knights of Columbus International Equity Fund returned -15.01% versus -13.07% for the FTSE All-World ex-U.S. Index and a return of -14.29% for the Lipper International Multi-Cap Core Classification. Stock selection detracted from performance, specifically in several Consumer Discretionary companies that were highly affected by COVID-19.

During this period, Knights of Columbus Global Real Estate Fund returned -17.01% versus -23.66% for the FTSE EPRA/NAREIT Developed Index and a return of -18.97% for the Lipper Real Estate Classification. Overall, relatively strong stock selection was a positive factor.

In addition to these offerings, Knights of Columbus Asset Advisors launched a Long/Short Equity Fund on December 2, 2019, and a US All Cap Equity Index on December 31, 2019.

From Inception on December 2, 2019, the Knights of Columbus Long/Short Equity Fund returned -8.47% versus -9.26% for the HFRX Equity Market Neutral Index and -8.27% for the Lipper Alternative Long/Short Equity Classification.

From inception on December 31, 2019, Knights of Columbus U.S. All Cap Index Fund returned -11.32% versus -11.23% for Knights of Columbus U.S. All Cap Index and -12.35% for Lipper Multi-Cap Core Classification. The Knights of Columbus created the underlying index and has performance calculated by a third party and then we launched an index fund to track the underlying benchmark.

We continue to add shareholders and look forward to the fiscal year 2020. As always, we appreciate your confidence in our team and look forward to serving you in the future.

Sincerely,

Anthony V. Minopoli

President & Chief Investment Officer

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-844-KC-FUNDS or visit www.kofcassetadvisors.org.

Mutual fund investing involves risk. Some mutual funds have more risk than others. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. Fixed income investments are subject to interest rate risk, and their value will decline as interest rates rise. Asset allocation and diversification do not assure a profit or protect against loss in declining markets. There is no guarantee a fund’s objectives will be achieved. The risks associated with each fund are explained more fully in each fund’s respective prospectus. Investors should consult with their attorney, accountant, and/or tax professional for advice concerning their particular situation.

Definitions of Comparative Indices

Bloomberg Barclays US Aggregate Bond Index

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, US Aggregate eligible securities also contribute to the multi-currency Global Aggregate Index and the US Universal Index, which includes high yield and emerging markets debt. The US Aggregate Bond Index was created in 1986.

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index

The Bloomberg Barclays US Government/Credit Index is the non-securitized component of the US Aggregate Index and was the first macro index launched by Barclays Capital. The US Government/Credit Index includes Treasuries (i.e., public obligations of the US Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The US Government/Credit Index was launched on January 1, 1979 and is a subset of the US Aggregate Index. The 1-3 year index includes all medium and larger issues of US government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.

Russell 1000 Growth Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020

Russell 2000 Index

The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

FTSE All-World ex-US Index

The FTSE All-World ex-US Index is one of a number of indexes designed to help investors benchmark their international investments. The index comprises Large and Mid-cap stocks providing coverage of Developed and Emerging Markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

S&P 500 Index

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

FTSE EPRA/NAREIT Developed Index

The FTSE EPRA/NAREIT Developed Index is a free-float adjusted, market capitalization-weighted index designed to track the performance of listed real estate companies in developed countries worldwide. Constituents of the Index are screened on liquidity, size and revenue.

Knights of Columbus U.S. All Cap Index

Adheres to the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines. Consists of all common stocks and real estate investment trusts in the Solactive US Broad Market Index excluding companies that are determined by Institutional Shareholder.

HFRX Equity Market Neutral Index

The HFRX Equity Market Neutral Index is comprised of private hedge funds focused on Equity Market Neutral strategies. Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities to select securities for purchase and sale. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the relevant hedge fund universe.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 50.5%

	Face Amount	Value
COMMUNICATION SERVICES — 2.5%
AT&T
3.550%, 06/01/24	$680,000	$721,310
Charter Communications Operating
4.464%, 07/23/22	480,000	505,661
Cox Communications
2.950%, 06/30/23 (A)	522,000	542,623
Discovery Communications
3.500%, 06/15/22 (A)	180,000	183,972
Verizon Communications
2.946%, 03/15/22	250,000	260,088
ViacomCBS
3.125%, 06/15/22	240,000	241,185
Vodafone Group
2.166%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	194,907

		2,649,746

CONSUMER DISCRETIONARY — 0.4%
Ford Motor Credit
2.183%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	418,653

CONSUMER STAPLES — 6.0%
Bunge Finance
3.000%, 09/25/22	540,000	546,850
Campbell Soup
8.875%, 05/01/21	72,000	76,011
1.371%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	407,403
Coca-Cola European Partners
4.500%, 09/01/21	720,000	742,029

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conagra Brands
4.300%, 05/01/24	$480,000	$522,501
Constellation Brands
4.750%, 11/15/24	460,000	509,543
General Mills
2.145%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	478,429
Keurig Dr Pepper
4.057%, 05/25/23	490,000	525,290
Molson Coors Beverage
3.500%, 05/01/22	520,000	530,983
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	500,000	504,434
Pernod Ricard
5.750%, 04/07/21 (A)	640,000	663,677
Suntory Holdings
2.550%, 06/28/22 (A)	500,000	505,784
Tyson Foods
2.250%, 08/23/21	360,000	364,743

		6,377,677

ENERGY — 3.9%
Energen
4.625%, 09/01/21	500,000	471,292
Halliburton
3.500%, 08/01/23	26,000	25,625
Midwest Connector Capital
3.625%, 04/01/22 (A)	750,000	719,823
National Oilwell Varco
2.600%, 12/01/22	500,000	469,960
NuStar Logistics
4.800%, 09/01/20	500,000	490,000
Occidental Petroleum
2.700%, 08/15/22	735,000	639,451
Ovintiv
3.900%, 11/15/21	416,000	377,771
Plains All American Pipeline
3.650%, 06/01/22	500,000	490,101
Western Midstream Operating
5.375%, 06/01/21	500,000	492,040

		4,176,063

FINANCIALS — 18.0%
Ally Financial
4.625%, 05/19/22	240,000	245,400
3.875%, 05/21/24	890,000	874,425
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	744,606	722,677
Ares Capital
3.625%, 01/19/22	500,000	492,211
Associated Bank
3.500%, 08/13/21	500,000	508,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	$415,000	$415,584
Bank of Nova Scotia
2.000%, 11/15/22	500,000	506,772
BBVA USA
2.500%, 08/27/24	500,000	489,351
BlackRock TCP Capital
4.125%, 08/11/22	465,000	459,328
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	763,221
Capital One
2.150%, 09/06/22	500,000	498,280
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820% (C)	410,000	427,425
CIT Group
5.000%, 08/15/22	685,000	674,725
Citigroup
2.792%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	955,000	937,983
Citizens Bank
3.250%, 02/14/22	250,000	255,602
2.457%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	245,796
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	163,411
Discover Financial Services
3.850%, 11/21/22	475,000	486,458
E*TRADE Financial
2.950%, 08/24/22	725,000	740,213
First Republic Bank
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/24	850,000	851,384
Huntington Bancshares
7.000%, 12/15/20	440,000	451,025
KeyBank
1.250%, 03/10/23	550,000	550,335
Main Street Capital
4.500%, 12/01/22	415,000	403,447
Morgan Stanley MTN
4.100%, 05/22/23	760,000	802,557
People’s United Financial
3.650%, 12/06/22	470,000	481,789
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% (C)	420,000	426,040
Regions Bank
3.374%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/21	125,000	125,135
2.750%, 04/01/21	480,000	484,701

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Royal Bank of Canada MTN
2.033%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	$500,000	$488,071
Santander Holdings USA
3.700%, 03/28/22	250,000	253,190
3.400%, 01/18/23	510,000	513,372
Stifel Financial
3.500%, 12/01/20	300,000	300,444
Synchrony Financial
2.850%, 07/25/22	745,000	724,599
Synovus Bank
2.289%, VAR United States Secured Overnight Financing Rate+0.945%, 02/10/23	500,000	494,078
Synovus Financial
3.125%, 11/01/22	250,000	248,750
Trinity Acquisition
4.625%, 08/15/23	117,000	122,296
Truist Bank
2.800%, 05/17/22	500,000	515,652
Willis Towers Watson
5.750%, 03/15/21	470,000	485,433
Zions Bancorp
3.500%, 08/27/21	750,000	753,352

		19,383,392

HEALTH CARE — 0.5%
Zimmer Biomet Holdings
1.802%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	494,600

INDUSTRIALS — 6.6%
AerCap Ireland Capital DAC
4.875%, 01/16/24	270,000	250,612
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	397,553	272,320
APT Pipelines
3.875%, 10/11/22 (A)	480,000	491,630
CNH Industrial Capital
4.200%, 01/15/24	475,000	495,698
CRH America
5.750%, 01/15/21	340,000	347,257
Cytec Industries
3.500%, 04/01/23	500,000	510,999
Delta Air Lines
3.625%, 03/15/22	500,000	446,266
Fortive
2.350%, 06/15/21	750,000	753,464
Johnson Controls
4.250%, 03/01/21	450,000	449,621
Lennox International
3.000%, 11/15/23	500,000	508,218
Penske Truck Leasing LP
4.125%, 08/01/23 (A)	495,000	513,704

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Pentair Finance Sarl
3.150%, 09/15/22	$830,000	$821,388
Ryder System MTN
2.875%, 06/01/22	730,000	729,004
Westinghouse Air Brake Technologies
4.400%, 03/15/24	480,000	481,925

		7,072,106

INFORMATION TECHNOLOGY — 0.5%
NXP BV
4.125%, 06/01/21 (A)	500,000	510,784

MATERIALS — 3.5%
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.971%, 10/19/75 (A)	500,000	502,475
Celanese US Holdings
3.500%, 05/08/24	815,000	815,784
CF Industries
3.400%, 12/01/21 (A)	250,000	249,824
Mosaic
3.250%, 11/15/22	500,000	499,829
NewMarket
4.100%, 12/15/22	480,000	509,559
Teck Resources
4.500%, 01/15/21	756,000	756,000
Vulcan Materials
2.230%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	445,000	438,210

		3,771,681

REAL ESTATE — 2.3%
Brixmor Operating Partnership
3.875%, 08/15/22	500,000	507,407
CC Holdings GS V
3.849%, 04/15/23	530,000	562,899
Kimco Realty
3.200%, 05/01/21	415,000	416,800
3.125%, 06/01/23	192,000	192,794
Rayonier
3.750%, 04/01/22	820,000	810,287

		2,490,187

UTILITIES — 6.3%
Alliant Energy Finance
3.750%, 06/15/23 (A)	500,000	530,034
Dominion Energy
4.104%, 04/01/21	460,000	467,252
DPL
7.250%, 10/15/21	500,000	503,375
DTE Energy
3.850%, 12/01/23	810,000	860,281

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Duquesne Light Holdings
6.400%, 09/15/20 (A)	$500,000	$507,132
5.900%, 12/01/21 (A)	254,000	265,384
Evergy
5.292%, 06/15/22	450,000	477,494
Exelon
3.497%, 06/01/22	720,000	741,863
FirstEnergy
4.250%, 03/15/23	510,000	551,831
IPALCO Enterprises
3.450%, 07/15/20	382,000	383,325
LG&E & KU Energy
4.375%, 10/01/21	250,000	256,887
National Grid North America MTN
2.375%, 09/30/20	250,000	249,461
PPL Capital Funding
3.500%, 12/01/22	500,000	518,840
Sempra Energy
1.719%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	470,131

		6,783,290

Total Corporate Obligations
(Cost $54,912,999)		54,128,179

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Notes
1.750%, 03/31/22	16,265,000	16,744,690
1.750%, 07/15/22	1,250,000	1,292,383
1.125%, 08/31/21	8,360,000	8,465,153

Total U.S. Treasury Obligations
(Cost $25,783,869)		26,502,226

ASSET-BACKED SECURITIES — 17.0%
Axis Equipment Finance Receivables, Ser 2019-1A, Cl A2
2.630%, 06/20/24	500,000	503,185
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B
2.510%, 04/15/24	1,000,000	986,136
Colony American Finance, Ser 2016-1, Cl C
4.638%, 06/15/48	110,000	109,387
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49	258,000	246,203
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.241%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47	325,650	313,647
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	501,529	505,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drug Royalty III, Ser 2017-1A, Cl A1
3.719%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	$108,690	$108,215
Drug Royalty III, Ser 2018-1A, Cl A2
4.270%, 10/15/31	332,543	340,534
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
2.625%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29	455,000	441,198
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	500,609
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
2.071%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27	307,411	301,512
Hertz Vehicle Financing II, Ser 2019-1A, Cl B
4.100%, 03/25/23	500,000	461,763
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28	193,591	186,083
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A2
1.900%, 04/15/22	1,115,000	1,121,687
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/24	850,000	863,090
Magnetite XVIII, Ser 2018-18A, Cl AR
2.772%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/28	520,000	506,562
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/29	306,181	301,519
Marlette Funding Trust, Ser 2019-3A, Cl B
3.070%, 09/17/29	490,000	430,855
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24	675,000	674,992
MMAF Equipment Finance, Ser 2017-AA, Cl A5
2.680%, 07/16/27	230,000	228,654
MVW Owner Trust, Ser 2017-1A, Cl B
2.750%, 12/20/34	159,652	150,772
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	433,087	407,814
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	693,949	665,563

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/29	$471,202	$471,391
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32	178,461	177,464
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48	320,125	306,260
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35	470,000	468,535
RR 9, Ser 2020-9A, Cl A1F
3.360%, 04/15/31	530,000	531,245
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26	900,000	834,014
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33	173,254	171,754
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (D)	485,000	464,785
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36	445,308	447,462
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41	19,727	19,731
STORE Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/45	516,750	508,427
TAL Advantage, Ser 2013-1A, Cl A
2.830%, 02/22/38	538,333	528,683
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (D)	439,132	446,337
Trinitas CLO V, Ser 2019-5A, Cl AR
2.381%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28	435,000	424,031
Verizon Owner Trust 2020-A, Ser 2020-A, Cl A1A
1.850%, 07/22/24	635,000	641,893
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33	190,964	185,379
Wellfleet CLO, Ser 2018-2A, Cl A1R
2.275%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28	498,619	483,037
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23	259,191	259,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Zais CLO 8, Ser 2018-1A, Cl A
2.169%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29	$471,777	$455,732

Total Asset-Backed Securities
(Cost $18,503,480)		18,181,806

MORTGAGE-BACKED SECURITIES — 4.2%
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	225,461	226,300
CFCRE Commercial Mortgage Trust, Ser C2, Cl B
5.930%, 12/15/47 (D)	220,000	226,755
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	311,473	311,898
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/48 (D)	515,338	517,846
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/50 (D)	761,376	761,578
Commercial Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	121,640	122,764
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	682,614	704,328
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.509%, 07/25/22 (D)	510,000	499,579
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43	4,811	4,822
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.785%, 07/25/44 (D)	183,796	186,748
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.828%, 06/25/46 (D)	224,950	228,168
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.670%, 12/25/46 (D)	468,613	466,224
JP Morgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (D)	287,419	294,165

Total Mortgage-Backed Securities
(Cost $4,556,166)		4,551,175

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%

	Face Amount	Value
FHLMC
6.000%, 01/01/37	$990	$1,100
6.000%, 11/01/37	1,146	1,275
5.500%, 07/01/34	5,919	6,670
4.000%, 03/01/39	8,495	9,252
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	45,799	48,259
FNMA
6.000%, 05/01/36	676	778
6.000%, 08/01/36	726	822
6.000%, 11/01/37	1,241	1,381
5.500%, 07/01/38	3,403	3,835
GNMA
6.000%, 03/15/32	1,505	1,719
6.000%, 09/15/33	8,525	9,737
6.000%, 09/15/37	2,452	2,798
5.500%, 06/15/38	2,900	3,230
5.000%, 06/15/33	1,709	1,886

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $91,532)		92,742

Total Investments in Securities — 96.5%
(Cost $103,848,046)		$103,456,128

Percentages are based on Net Assets of $107,186,948.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2020 was $7,577,368 and represented 7.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2020 (UNAUDITED)

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$53,405,502	$722,677	$54,128,179
U.S. Treasury Obligations	—	26,502,226	—	26,502,226
Asset-Backed Securities	—	18,181,806	—	18,181,806
Mortgage-Backed Securities	—	4,551,175	—	4,551,175
U.S. Government Agency Mortgage-Backed Obligations	—	92,742	—	92,742

Total Investments in Securities	$—	$102,733,451	$722,677	$103,456,128

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 34.5%

	Face Amount	Value
COMMUNICATION SERVICES — 3.1%
AT&T
3.900%, 03/11/24	$480,000	$516,056
Comcast
4.600%, 10/15/38	400,000	502,727
2.650%, 02/01/30	240,000	255,762
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	447,514
3.222%, 05/15/22 (A)	300,000	301,057
Discovery Communications
4.125%, 05/15/29	635,000	667,178
Verizon Communications
3.875%, 02/08/29	480,000	553,346

		3,243,640

CONSUMER DISCRETIONARY — 0.6%
Tiffany
4.900%, 10/01/44	470,000	595,310

CONSUMER STAPLES — 2.5%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	347,063
Bacardi
5.150%, 05/15/38 (A)	390,000	432,052
Bunge Finance
3.250%, 08/15/26	250,000	247,908
Conagra Brands
4.600%, 11/01/25	615,000	686,778
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	252,217
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	252,892

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Tyson Foods
3.900%, 09/28/23	$380,000	$409,470

		2,628,380

ENERGY — 3.0%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	554,776
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	347,890
Energy Transfer Operating
2.900%, 05/15/25	485,000	451,447
MarkWest Energy Partners
4.875%, 06/01/25	375,000	365,891
Noble Energy
8.000%, 04/01/27	250,000	250,613
Occidental Petroleum
3.500%, 08/15/29	475,000	327,750
Rockies Express Pipeline
3.600%, 05/15/25 (A)	480,000	433,200
Western Midstream Operating
4.000%, 07/01/22	335,000	324,113

		3,055,680

FINANCIALS — 14.0%
Ally Financial
3.875%, 05/21/24	440,000	432,300
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	581,301	564,181
Apollo Management Holdings
4.000%, 05/30/24 (A)	835,000	860,331
Ares Capital
4.250%, 03/01/25	570,000	541,166
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (C)	380,000	387,665
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	454,080
BlackRock TCP Capital
4.125%, 08/11/22	400,000	395,121
3.900%, 08/23/24	55,000	50,682
Brookfield Finance
4.250%, 06/02/26	495,000	518,459
Carlyle Finance Subsidiary
3.500%, 09/19/29 (A)	400,000	397,153
CIT Group
4.750%, 02/16/24	655,000	625,525
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	295,437
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	420,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
E*TRADE Financial
3.800%, 08/24/27	$435,000	$468,030
First Republic Bank
4.375%, 08/01/46	435,000	490,674
General Motors Financial
3.700%, 05/09/23	250,000	239,866
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880% (C)	450,000	396,000
JPMorgan Chase
3.625%, 12/01/27	670,000	722,014
Legg Mason
5.625%, 01/15/44	420,000	486,801
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610% (C)	387,000	402,480
Main Street Capital
5.200%, 05/01/24	430,000	412,877
Neuberger Berman Group
4.500%, 03/15/27 (A)	370,000	395,054
Nuveen Finance
4.125%, 11/01/24 (A)	400,000	430,076
Owl Rock Capital
3.750%, 07/22/25	490,000	444,063
Prospect Capital
6.375%, 01/15/24	200,000	186,919
5.875%, 03/15/23	380,000	336,690
Santander Holdings USA
3.400%, 01/18/23	500,000	503,305
Stifel Financial
4.250%, 07/18/24	445,000	464,128
Synchrony Financial
4.250%, 08/15/24	425,000	413,780
Synovus Financial
5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	430,000	408,500
TPG Specialty Lending
4.500%, 01/22/23	370,000	353,651
3.875%, 11/01/24	115,000	105,721
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102% (C)	470,000	441,654
Willis North America
3.600%, 05/15/24	415,000	436,345

		14,481,704

INDUSTRIALS — 3.6%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	358,695	245,702
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	308,907
CNH Industrial MTN
3.850%, 11/15/27	335,000	333,820

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Delta Air Lines
2.900%, 10/28/24	$455,000	$359,276
Masco
6.500%, 08/15/32	317,000	397,706
Northern Group Housing
5.605%, 08/15/33 (A)	595,343	648,773
Oshkosh
3.100%, 03/01/30	530,000	512,257
Parker-Hannifin
4.000%, 06/14/49	425,000	473,310
Roper Technologies
2.950%, 09/15/29	420,000	439,746

		3,719,497

INFORMATION TECHNOLOGY — 1.0%
Microsoft
3.700%, 08/08/46	450,000	553,391
NXP BV
5.550%, 12/01/28 (A)	390,000	445,400

		998,791

MATERIALS — 2.6%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	393,619
CF Industries
4.500%, 12/01/26 (A)	300,000	322,601
Martin Marietta Materials
6.250%, 05/01/37	250,000	321,119
Nucor
5.200%, 08/01/43	300,000	375,437
Steel Dynamics
4.125%, 09/15/25	450,000	449,969
Vulcan Materials
4.500%, 04/01/25	400,000	423,924
WRKCo
4.650%, 03/15/26	390,000	433,932

		2,720,601

REAL ESTATE — 1.4%
STORE Capital
4.500%, 03/15/28	380,000	370,113
UDR
3.000%, 08/15/31	560,000	564,075
Vornado Realty
3.500%, 01/15/25	565,000	537,553

		1,471,741

UTILITIES — 2.7%
Dominion Energy Gas Holdings
3.000%, 11/15/29	400,000	394,402
DPL
4.350%, 04/15/29	425,000	413,831
Emera US Finance
4.750%, 06/15/46	410,000	437,278
IPALCO Enterprises
3.700%, 09/01/24	435,000	455,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843% (C)	$385,000	$354,200
Sempra Energy
4.000%, 02/01/48	410,000	463,806
Spire
3.543%, 02/27/24	250,000	256,860

		2,775,899

Total Corporate Obligations
(Cost $35,676,503)		35,691,243

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.3%
FHLMC
4.500%, 12/01/48	485,299	527,710
4.000%, 02/01/47	873,208	941,230
4.000%, 11/01/47	979,492	1,050,062
4.000%, 11/01/48	618,366	658,920
3.500%, 11/01/44	787,827	848,105
3.500%, 04/01/46	530,529	568,802
3.500%, 07/01/47	1,413,063	1,501,685
3.500%, 12/01/48	812,784	859,649
3.000%, 02/01/45	763,776	812,248
3.000%, 08/01/45	356,819	378,422
3.000%, 02/01/48	590,704	624,118
2.500%, 02/01/30	388,650	406,882
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	525,284
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.114%, 02/25/43 (D)	143,096	152,154
FNMA
4.500%, 02/01/41	854,369	949,125
4.500%, 03/01/48	1,143,544	1,235,127
4.000%, 03/01/35	252,248	271,719
4.000%, 01/01/42	578,300	624,983
4.000%, 05/01/49	710,045	759,067
3.500%, 02/01/47	599,595	641,859
3.500%, 12/01/47	537,632	571,057
3.500%, 08/01/48	830,404	878,902
3.500%, 03/01/49	892,309	949,286
3.500%, 06/01/49	1,180,169	1,285,575
3.000%, 10/01/48	1,136,139	1,170,946
3.000%, 02/01/50	1,045,352	1,104,738
2.500%, 12/01/49	1,020,758	1,060,970
GNMA
4.000%, 07/20/48	456,377	486,954
3.500%, 06/20/48	1,129,755	1,200,054

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $22,208,264)		23,045,633

U.S. TREASURY OBLIGATIONS — 18.6%

	Face Amount	Value
U.S. Treasury Notes
3.750%, 08/15/41	$1,200,000	$1,794,328
3.000%, 05/15/45	1,725,000	2,370,393
2.250%, 08/15/27	3,940,000	4,427,883
2.250%, 08/15/46	4,550,000	5,536,781
1.875%, 01/31/22	5,000,000	5,145,703

Total U.S. Treasury Obligations
(Cost $16,844,139)		19,275,088

ASSET-BACKED SECURITIES — 12.7%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl A1BR
3.940%, 07/20/29	425,000	420,750
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36	285,000	290,507
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44	100,000	100,101
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50	750,000	734,449
CERBERUS LOAN FUNDING XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32	590,000	590,000
Coinstar Funding Series, Ser 2017-1A, Cl A2
5.216%, 04/25/47	562,600	548,670
Colony American Finance, Ser 2015-1, Cl D
5.649%, 10/15/47	175,000	180,148
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51	315,966	322,883
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.241%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47	287,625	277,023
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	100,306	101,186
Drug Royalty III, Ser 2017-1A, Cl A1
3.719%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	90,009	89,616
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49	720,000	680,928
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
2.625%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29	400,000	387,866
Golub Capital Partners CLO 47M, Ser 2020-47A, Cl A2B
3.008%, 05/05/32	800,000	775,390
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	360,734	292,593

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28	$94,898	$91,217
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	346,470	326,251
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	611,184	586,184
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32	161,731	160,827
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35	445,000	443,613
Progress Residential Trust, Ser 2019-SFR2, Cl C
3.545%, 05/17/36	769,000	761,234
RR 9, Ser 2020-9A, Cl A1F
3.360%, 04/15/31	510,000	511,198
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49	850,000	864,781
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26	575,000	509,151
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (D)	380,000	364,162
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48	395,000	404,610
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22	845,000	862,793
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47	280,000	282,991
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44	655,600	619,535
Willis Engine Structured Trust V, Ser 2020-A, Cl A
3.228%, 03/15/45	796,997	584,211

Total Asset-Backed Securities
(Cost $13,728,332)		13,164,868

MORTGAGE-BACKED SECURITIES — 9.4%
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.868%, 07/25/44 (D)	553,440	547,328
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (D)	310,356	314,267
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	533,569

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C
2.064%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36	$721,327	$696,620
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	365,599	388,263
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (D)	506,021	503,659
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (D)	713,371	730,203
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.068%, 07/25/45 (D)	280,000	286,936
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.744%, 07/25/46 (D)	160,000	164,215
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.509%, 07/25/22 (D)	475,000	465,295
FREMF Mortgage Trust, Ser 2016-K723, Cl C
3.705%, 11/25/23 (D)	470,000	451,611
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.214%, 07/25/50 (D)	725,000	665,979
FREMF Mortgage Trust, Ser 2017-K725, Cl C
4.012%, 02/25/50 (D)	280,000	270,217
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)	239,091	304,281
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	520,120
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.785%, 07/25/44 (D)	151,758	154,195
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.828%, 06/25/46 (D)	224,950	228,168
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	756,942	840,247
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (D)	179,273	181,797
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (D)	213,308	219,141
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (D)	196,877	198,442
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (D)	251,834	253,452

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2020 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (D)	$447,749	$454,596
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	332,354	336,212

Total Mortgage-Backed Securities
(Cost $9,724,992)		9,708,813

MUNICIPAL BONDS — 1.1%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)	400,000	467,671
Grand Parkway Transportation
3.216%, 10/01/49	640,000	643,136

Total Municipal Bonds
(Cost $1,127,235)		1,110,807

Total Investments in Securities— 98.6%
(Cost $99,309,465)		$101,996,452

Percentages are based on Net Assets of $103,486,079.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2020 was $7,648,135 and represented 7.4% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$35,127,062	$564,181	$35,691,243
U.S. Government Agency Mortgage-Backed Obligations	—	23,045,633	—	23,045,633
U.S. Treasury Obligations	—	19,275,088	—	19,275,088
Asset-Backed Securities	—	13,164,868	—	13,164,868
Mortgage-Backed Securities	—	9,404,532	304,281	9,708,813
Municipal Bonds	—	1,110,807	—	1,110,807

Total Investments in Securities	$—	$101,127,990	$868,462	$101,996,452

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of April 30, 2020:

	Corporate Obligations	Mortgage- Backed Securities	Total
Beginning balance as of November 1, 2019	$628,151	$304,729	$932,880
Accrued discounts/ premiums	—	(320)	(320)
Realized gain/(loss)	—	(228)	(228)
Change in unrealized appreciation/ (depreciation)	(30,887)	1,539	(29,348)
Sales/paydowns	(33,083)	(1,439)	(34,522)
Maturity	—	—	—
Transfers into Level 3	—	—	—

Ending balance as of April 30, 2020	$564,181	$304,281	$868,462

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(30,887)	$1,539	$(29,348)

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

	Long	Short	Net
Information Technology	38.9%	(12.3)%	26.6%
Health Care	15.7	(2.5)	13.2
Consumer Discretionary	7.3	(2.4)	4.9
Exchange Traded Fund	2.4	0.0	2.4
Financials	2.4	0.0	2.4
Industrials	4.8	(3.0)	1.8
Materials	0.6	0.0	0.6
Communication Services	2.6	(3.4)	(0.8)
Utilities	0.0	(0.9)	(0.9)
Energy	0.2	(1.3)	(1.1)

Total Investments			49.1

Other Assets and Liabilities, Net			50.9

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 72.5%

	Shares	Value
COMMUNICATION SERVICES — 2.6%
Alphabet, Cl A *	44	$59,255
Electronic Arts *	1,148	131,170
Interpublic Group of Companies	3,348	56,849
Omnicom Group	5,610	319,939

		567,213

CONSUMER DISCRETIONARY — 7.3%
Best Buy	5,600	429,688
eBay	12,969	516,555
Las Vegas Sands	7,637	366,729
PulteGroup	9,547	269,894

		1,582,866

ENERGY — 0.2%
HollyFrontier	1,173	38,756

FINANCIALS — 2.4%
Charles Schwab	9,047	341,253
E*TRADE Financial	2,879	116,916
Franklin Resources	2,578	48,570

		506,739

HEALTH CARE — 15.7%
AbbVie	5,715	469,773
AmerisourceBergen, Cl A	5,088	456,190
Amgen	2,056	491,835
Biogen *	1,413	419,421
DaVita *	3,851	304,268
Gilead Sciences	5,603	470,652
Humana	521	198,928
Ionis Pharmaceuticals *	8,753	486,054

COMMON STOCK — continued

	Shares	Value
Jazz Pharmaceuticals *	864	$95,256

		3,392,377

INDUSTRIALS — 4.8%
3M	658	99,963
Alaska Air Group	913	29,691
Caterpillar	890	103,578
Cummins	1,115	182,303
Delta Air Lines	4,934	127,840
Rockwell Automation	1,561	295,778
Southwest Airlines	1,580	49,375
Spirit AeroSystems Holdings, Cl A	1,111	24,620
United Airlines Holdings *	4,057	120,006

		1,033,154

INFORMATION TECHNOLOGY — 38.9%
Akamai Technologies *	2,811	274,663
Alliance Data Systems	10,917	546,614
Amdocs	4,873	314,016
Apple	1,747	513,269
Applied Materials	7,626	378,860
Cisco Systems	10,848	459,738
Citrix Systems	2,981	432,275
F5 Networks *	1,469	204,573
Intel	7,870	472,043
KLA	3,221	528,533
Lam Research	1,913	488,351
Maxim Integrated Products	4,546	249,939
Micron Technology *	1,206	57,755
Microsoft	2,747	492,290
NXP Semiconductors	4,591	457,126
ON Semiconductor *	3,544	56,863
Oracle	8,608	455,966
QUALCOMM	6,301	495,700
Skyworks Solutions	1,813	188,334
Teradyne	8,047	503,259
Texas Instruments	2,872	333,353
VMware, Cl A *	2,039	268,169
Western Union	9,345	178,209

		8,349,898

MATERIALS — 0.6%
Celanese, Cl A	1,623	134,823

Total Common Stock
(Cost $15,841,777)		15,605,826

EXCHANGE TRADED FUND — 2.4%
Energy Select Sector SPDR Fund
(Cost $410,052)	13,784	523,792

Total Investments in Securities — 74.9%
(Cost $16,251,829)		$16,129,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

SECURITIES SOLD SHORT

COMMON STOCK — (25.8)%

	Shares	Value
COMMUNICATION SERVICES — (3.4)%
Liberty Broadband, Cl C *	(1,709)	$(209,660)
Netflix *	(461)	(193,551)
Pinterest, Cl A *	(9,124)	(188,502)
Roku, Cl A *	(1,132)	(137,232)

		(728,945)

CONSUMER DISCRETIONARY — (2.4)%
Carvana, Cl A *	(4,425)	(354,487)
Dollar Tree *	(2,148)	(171,131)

		(525,618)

ENERGY — (1.3)%
Diamondback Energy	(6,519)	(283,837)

HEALTH CARE — (2.5)%
Guardant Health *	(2,407)	(185,243)
Novocure *	(1,439)	(94,686)
PerkinElmer	(2,841)	(257,196)

		(537,125)

INDUSTRIALS — (3.0)%
Equifax	(1,642)	(228,074)
Lyft, Cl A *	(7,078)	(232,371)
Uber Technologies *	(6,335)	(191,760)

		(652,205)

INFORMATION TECHNOLOGY — (12.3)%
Advanced Micro Devices *	(1,098)	(57,524)
Crowdstrike Holdings, Cl A *	(3,011)	(203,724)
Fiserv *	(1,912)	(197,051)

COMMON STOCK — continued

	Shares	Value
MongoDB, Cl A *	(950)	$(154,024)
PTC *	(2,701)	(187,044)
ServiceNow *	(667)	(234,477)
Slack Technologies, Cl A *	(6,887)	(183,814)
Square, Cl A *	(3,996)	(260,299)
Trade Desk, Cl A *	(1,272)	(372,162)
Twilio, Cl A *	(1,783)	(200,231)
Workday, Cl A *	(1,129)	(173,753)
Zendesk *	(2,574)	(197,889)
Zoom Video Communications, Cl A *	(774)	(104,622)
Zscaler *	(1,516)	(101,693)

		(2,628,307)

UTILITIES — (0.9)%
Edison International	(3,390)	(199,027)

Total Common Stock (Proceeds $(5,083,406))		(5,555,064)

Total Securities Sold Short— (25.8)% (Proceeds $(5,083,406))		$(5,555,064)

PURCHASED OPTIONS* — 1.1% (A)

	Contracts
Total Purchased Options (Cost $306,319)	314	$228,183

WRITTEN OPTIONS* — (0.0)% (A)
Total Written Option (Premiums Received $11,384)	(3)	$(885)

A list of the open contracts held by the Fund at April 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 1.1%
Put Options
SPDR S&P 500 ETF Trust*	23	$738,484	$265.00	01/16/21	$46,391
SPDR S&P 500 ETF Trust*	61	1,958,588	220.00	09/19/20	31,781
SPDR S&P 500 ETF Trust*	87	2,793,396	225.00	09/19/20	52,287
SPDR S&P 500 ETF Trust*	22	706,376	240.00	01/16/21	29,612
Tesla Inc*	8	625,504	400.00	07/18/20	6,320
Zoom Video Communications*	54	360,666	60.00	01/16/21	25,920

		7,183,014			192,311

Call Options
Energy Select Sector SPDR Fund*	59	229,274	40.00	01/22/22	35,872

TOTAL PURCHASED OPTIONS
(Cost $306,319)		$7,412,288			$228,183

WRITTEN OPTION — (0.0)%
Put Options
Tesla Inc*	(3)	$(234,564)	$250.00	07/18/20	$(885)

TOTAL WRITTEN OPTION
(Premiums Received $11,384)		$(234,564)			$(885)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

A list of the open OTC swap agreements held by the Fund at April 30, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Depreciation
Wells Fargo	WFCBL2SH1 Custom Basket*	1 Month+ 0.35%	Asset Return	Annually	1/11/21	USD	$(1,414,045)	$(123,674)	$(123,674)

Wells Fargo	WFCBL2TH1 Custom Basket**	1 Month + 0.40%	Asset Return	Annually	4/15/21	USD	(3,281,599)	(682,692)	(682,692)

								$(806,366)	$(806,366)

*The following table represents the individual common stock exposures comprising the WFCBL2SH1 Custom Basket Total Return Swaps as of April 30, 2020.

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage of Basket
4,239	NVIDIA Corp	$(172,675)	$ (15,102)	12.2%
15,164	Intel Corp	(126,760)	(11,087)	9.0%
9,176	QUALCOMM Inc	(100,608)	(8,799)	7.1%
2,542	Broadcom Inc	(96,218)	(8,415)	6.8%
5,835	Texas Instruments Inc	(94,384)	(8,255)	6.7%
11,440	Advanced Micro Devices Inc	(83,530)	(7,306)	5.9%
8,464	TSMC	(62,674)	(5,482)	4.4%
1,706	Lam Research Corp	(60,712)	(5,310)	4.3%
2,429	KLA Corp	(55,543)	(4,858)	3.9%
7,988	Micron Technology Inc	(53,315)	(4,663)	3.8%
7,454	Applied Materials Inc	(51,610)	(4,514)	3.6%
3,302	Analog Devices Inc	(50,443)	(4,412)	3.6%
1,115	ASML Holding NV	(44,830)	(3,921)	3.2%
3,653	Microchip Technology Inc	(44,666)	(3,907)	3.2%
3,464	Xilinx Inc	(42,199)	(3,691)	3.0%
2,962	NXP Semiconductors NV	(41,098)	(3,594)	2.9%
10,322	Marvell Technology Group Ltd	(38,469)	(3,364)	2.7%
2,551	Skyworks Solutions Inc	(36,930)	(3,230)	2.6%
4,197	Maxim Integrated Products Inc	(32,161)	(2,813)	2.3%
2,595	Teradyne Inc	(22,618)	(1,978)	1.6%
665	Monolithic Power Systems Inc	(18,532)	(1,621)	1.3%
2,055	Entegris Inc	(15,536)	(1,359)	1.1%
6,326	ON Semiconductor Corp	(14,146)	(1,237)	1.0%
846	MKS Instruments Inc	(11,817)	(1,033)	0.8%
1,670	Cree Inc	(10,036)	(878)	0.7%
888	Cirrus Logic Inc	(9,358)	(818)	0.7%
672	Silicon Laboratories Inc	(9,106)	(796)	0.6%
444	Cabot Microelectronics Corp	(7,582)	(663)	0.5%
1,029	Semtech Corp	(6,489)	(568)	0.5%
		$(1,414,045)	$(123,674)	100.0%

**The following table represents the individual common stock exposures comprising the WFCBL2TH1 Custom Basket Total Return Swaps as of April 30, 2020.

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage
3,614	Apple Inc	$(324,392)	$(67,485)	9.8%
1,450	Abbott Laboratories	(40,784)	(8,485)	1.2%
394	Adobe Inc	(42,534)	(8,849)	1.3%
354	Automatic Data Processing Inc	(15,866)	(3,301)	0.5%
405	American Electric Power Co Inc	(10,273)	(2,137)	0.3%
732	Applied Materials Inc	(11,104)	(2,310)	0.3%
829	Advanced Micro Devices Inc	(13,274)	(2,762)	0.4%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage
486	Amgen Inc	$(35,540)	$(7,394)	1.1%
360	American Tower Corp	(26,194)	(5,449)	0.8%
211	Anthem Inc	(18,086)	(3,762)	0.6%
189	Aon PLC	(9,953)	(2,071)	0.3%
181	Air Products and Chemicals Inc	(12,503)	(2,601)	0.4%
615	Activision Blizzard Inc	(11,978)	(2,492)	0.4%
307	Broadcom Inc	(25,472)	(5,299)	0.8%
654	American Express Co	(18,239)	(3,794)	0.6%
7,450	Bank of America Corp	(54,742)	(11,388)	1.7%
221	Becton Dickinson and Co	(17,033)	(3,544)	0.5%
145	Biogen Inc	(13,191)	(2,744)	0.4%
34	Booking Holdings Inc	(15,177)	(3,157)	0.5%
126	BlackRock Inc	(19,290)	(4,013)	0.6%
1,334	Bristol-Myers Squibb Co	(24,789)	(5,157)	0.8%
1,132	Berkshire Hathaway Inc	(64,787)	(13,478)	2.0%
1,190	Boston Scientific Corp	(13,629)	(2,835)	0.4%
1,784	Citigroup Inc	(26,464)	(5,506)	0.8%
375	Chubb Ltd	(12,366)	(2,573)	0.4%
336	Crown Castle International Corp	(16,368)	(3,405)	0.5%
124	Charter Communications Inc	(18,768)	(3,904)	0.6%
304	Cigna Corp	(18,210)	(3,788)	0.6%
704	Colgate-Palmolive Co	(15,112)	(3,144)	0.5%
3,688	Comcast Corp	(42,395)	(8,820)	1.3%
292	CME Group Inc	(15,885)	(3,305)	0.5%
699	salesforce.com Inc	(34,603)	(7,199)	1.1%
3,395	Cisco Systems Inc	(43,963)	(9,146)	1.3%
631	CSX Corp	(12,770)	(2,657)	0.4%
1,545	Chevron Corp	(43,432)	(9,035)	1.3%
664	Dominion Energy Inc	(15,640)	(3,254)	0.5%
527	Danaher Corp	(26,301)	(5,472)	0.8%
1,453	Walt Disney Co/The	(48,007)	(9,987)	1.5%
597	Duke Energy Corp	(15,444)	(3,213)	0.5%
232	Ecolab Inc	(13,719)	(2,854)	0.4%
68	Equinix Inc	(14,124)	(2,938)	0.4%
1,932	Facebook Inc	(120,829)	(25,137)	3.7%
505	Fidelity National Information Services I	(20,335)	(4,230)	0.6%
464	Fiserv Inc	(14,603)	(3,038)	0.4%
1,042	Gilead Sciences Inc	(26,743)	(5,563)	0.8%
236	Alphabet Inc	(97,194)	(20,220)	3.0%
247	Alphabet Inc	(101,627)	(21,142)	3.1%
243	Global Payments Inc	(12,345)	(2,568)	0.4%
272	Goldman Sachs Group Inc/The	(15,257)	(3,174)	0.4%
883	Home Depot Inc/The	(59,309)	(12,338)	1.8%
109	Humana Inc	(12,688)	(2,640)	0.4%
457	Intercontinental Exchange Inc	(12,491)	(2,599)	0.4%
3,525	Intel Corp	(64,594)	(13,438)	2.0%
207	Intuit Inc	(17,047)	(3,546)	0.5%
94	Intuitive Surgical Inc	(14,611)	(3,040)	0.4%
2,500	JPMorgan Chase & Co	(73,140)	(15,216)	2.2%
288	Kimberly-Clark Corp	(12,204)	(2,539)	0.4%
3,528	Coca-Cola Co/The	(49,464)	(10,290)	1.5%
676	Eli Lilly and Co	(31,919)	(6,640)	1.0%
627	Lowe’s Cos Inc	(20,076)	(4,177)	0.6%
617	McDonald’s Corp	(35,371)	(7,358)	1.1%
1,183	Mondelez International Inc	(18,586)	(3,867)	0.5%
1,109	Medtronic PLC	(33,073)	(6,880)	1.0%
412	Marsh & McLennan Cos Inc	(12,261)	(2,551)	0.4%
1,564	Altria Group Inc	(18,751)	(3,901)	0.6%
1,012	Morgan Stanley	(12,187)	(2,535)	0.4%
6,206	Microsoft Corp	(339,812)	(70,693)	10.3%
899	Micron Technology Inc	(13,152)	(2,736)	0.4%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Depreciation	Percentage
398	NextEra Energy Inc	$(28,097)	$(5,845)	0.9%
353	Netflix Inc	(45,271)	(9,418)	1.4%
951	NIKE Inc	(25,335)	(5,271)	0.8%
145	ServiceNow Inc	(15,595)	(3,244)	0.4%
468	NVIDIA Corp	(41,773)	(8,690)	1.3%
1,740	Oracle Corp	(28,154)	(5,857)	0.8%
1,143	PepsiCo Inc	(46,195)	(9,610)	1.4%
2,049	Procter & Gamble Co/The	(73,803)	(15,354)	2.2%
474	Progressive Corp/The	(11,193)	(2,329)	0.3%
604	Prologis Inc	(16,462)	(3,425)	0.5%
1,286	Philip Morris International Inc	(29,317)	(6,099)	0.9%
359	PNC Financial Services Group Inc/The	(11,701)	(2,434)	0.3%
906	PayPal Holdings Inc	(34,034)	(7,080)	1.0%
974	QUALCOMM Inc	(23,416)	(4,871)	0.7%
927	Starbucks Corp	(21,726)	(4,520)	0.7%
858	Southern Co/The	(14,865)	(3,093)	0.5%
198	S&P Global Inc	(17,757)	(3,694)	0.5%
284	Stryker Corp	(16,151)	(3,360)	0.5%
984	TJX Cos Inc/The	(14,740)	(3,067)	0.4%
106	Tesla Inc	(25,348)	(5,273)	0.8%
562	Union Pacific Corp	(27,451)	(5,711)	0.8%
567	United Parcel Service Inc	(16,401)	(3,412)	0.5%
1,287	US Bancorp	(14,351)	(2,986)	0.4%
209	Vertex Pharmaceuticals Inc	(16,057)	(3,340)	0.5%
3,385	Verizon Communications Inc	(59,413)	(12,360)	1.8%
335	Waste Management Inc	(10,226)	(2,127)	0.3%
3,483	Exxon Mobil Corp	(49,443)	(10,286)	1.5%
386	Zoetis Inc	(15,254)	(3,173)	0.5%
		$(3,281,599)	$(682,692)	100.0%

Percentages are based on Net Assets of $21,542,638.

*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

SPDR— Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$15,605,826	$—	$—	$15,605,826
Exchange Traded Fund	523,792	—	—	523,792

Total Investments in Securities	$16,129,618	$—	$—	$16,129,618

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(5,555,064)	$—	$—	$(5,555,064)

Total Securities Sold Short	$(5,555,064)	$—	$—	$(5,555,064)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$228,183	$—	$—	$228,183
Written Options	(885)	—	—	(885)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	—	(806,366)	—	(806,366)

Total Other Financial Instruments	$227,298	$(806,366)	$—	$(579,068)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.5%

	Shares	Value
COMMUNICATION SERVICES — 7.6%
AT&T	71,630	$2,182,566
Electronic Arts *	9,526	1,088,441
Facebook, Cl A *	5,542	1,134,503
Nexstar Media Group, Cl A	6,285	440,201

		4,845,711

CONSUMER DISCRETIONARY — 4.8%
Garmin	11,543	936,830
General Motors	35,589	793,279
Target	11,831	1,298,334

		3,028,443

CONSUMER STAPLES — 14.0%
Colgate-Palmolive	13,920	978,158
Flowers Foods	52,256	1,164,264
General Mills	24,805	1,485,571
Kimberly-Clark	9,705	1,343,948
Mondelez International, Cl A	23,629	1,215,476
PepsiCo	9,104	1,204,368
Procter & Gamble	12,417	1,463,593

		8,855,378

ENERGY — 5.3%
Canadian Natural Resources	37,730	632,355
ConocoPhillips	30,501	1,284,092
Exxon Mobil	5,401	250,984
Marathon Petroleum	18,819	603,714
Valero Energy	8,997	569,960

		3,341,105

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 18.5%
Ameriprise Financial	5,970	$686,192
Bank of America	45,262	1,088,551
Berkshire Hathaway, Cl B *	10,860	2,034,730
Carlyle Group	37,717	884,086
Citigroup	26,488	1,286,257
Citizens Financial Group	18,040	403,916
Fifth Third Bancorp	36,055	673,868
JPMorgan Chase	22,923	2,195,107
LPL Financial Holdings	8,850	532,947
MetLife	27,160	979,933
Navient	45,857	349,430
Prudential Financial	9,914	618,336

		11,733,353

HEALTH CARE — 15.1%
Amedisys *	7,534	1,387,461
DaVita *	16,218	1,281,384
Encompass Health	14,457	957,776
Hill-Rom Holdings	11,684	1,314,333
ICON *	8,578	1,376,512
Quest Diagnostics	13,930	1,533,832
Select Medical Holdings *	41,596	710,044
Zimmer Biomet Holdings	8,478	1,014,817

		9,576,159

INDUSTRIALS — 8.2%
Cintas	4,159	922,591
CSX	9,374	620,840
Cummins	5,107	834,995
ManpowerGroup	13,571	1,007,511
Oshkosh	11,744	793,072
Quanta Services	28,498	1,036,187

		5,215,196

INFORMATION TECHNOLOGY — 9.2%
Accenture, Cl A	5,465	1,012,063
Intel	41,950	2,516,161
Lam Research	2,300	587,144
Microsoft	6,091	1,091,568
Visa, Cl A	3,633	649,290

		5,856,226

MATERIALS — 2.5%
Huntsman	52,948	890,056
Steel Dynamics	29,867	724,872

		1,614,928

REAL ESTATE — 4.2%
Alexandria Real Estate Equities ‡	6,725	1,056,430
Boston Properties ‡	8,163	793,280
Lamar Advertising, Cl A ‡	13,690	789,229

		2,638,939

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 6.1%
Entergy	12,127	$1,158,249
Exelon	18,842	698,661
FirstEnergy	26,017	1,073,722
Fortis	25,050	970,688

		3,901,320

Total Common Stock (Cost $63,226,512)		60,606,758

Total Investments in Securities — 95.5% (Cost $63,226,512)		$60,606,758

Percentages are based on Net Assets of $63,486,150.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8% #

	Shares	Value
COMMUNICATION SERVICES — 16.9%
Alphabet, Cl A *	2,635	$3,548,554
Alphabet, Cl C *	590	795,709
Charter Communications, Cl A *	2,945	1,458,452
Electronic Arts *	8,049	919,679
Facebook, Cl A *	16,794	3,437,900
Netflix *	3,195	1,341,421
Spotify Technology *	2,903	440,008
T-Mobile US *	7,771	682,294

		12,624,017

CONSUMER DISCRETIONARY — 10.6%
Alibaba Group Holding ADR *	8,272	1,676,486
eBay	27,979	1,114,404
Home Depot	9,818	2,158,291
Lululemon Athletica *	3,633	811,903
MercadoLibre *	1,881	1,097,582
Pool	1,721	364,267
Target	6,208	681,266

		7,904,199

CONSUMER STAPLES — 5.9%
Clorox	4,330	807,285
Hershey	4,812	637,253
Kimberly-Clark	6,764	936,679
PepsiCo	15,157	2,005,120

		4,386,337

FINANCIALS — 2.0%
Berkshire Hathaway, Cl B *	3,547	664,566
MSCI, Cl A	2,674	874,398

		1,538,964

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 14.2%
AmerisourceBergen, Cl A	9,410	$843,700
Biogen *	2,479	735,842
Cerner	12,293	853,011
Chemed	1,761	733,580
DaVita *	9,863	779,276
Eli Lilly and	8,934	1,381,554
Exact Sciences *	9,258	731,197
Hologic *	12,754	638,975
Jazz Pharmaceuticals *	4,024	443,646
STERIS	4,803	684,428
Veeva Systems, Cl A *	2,546	485,777
Vertex Pharmaceuticals *	5,199	1,305,988
Zoetis, Cl A	7,516	971,894

		10,588,868

INDUSTRIALS — 2.7%
Cintas	3,380	749,786
Copart *	6,566	526,002
Quanta Services	20,334	739,344

		2,015,132

INFORMATION TECHNOLOGY — 39.2%
Adobe *	4,501	1,591,733
Akamai Technologies *	8,400	820,764
Apple	19,405	5,701,189
Atlassian, Cl A *	4,823	749,928
Cadence Design Systems *	6,674	541,462
Cisco Systems	28,468	1,206,474
Keysight Technologies *	7,833	757,999
Lam Research	3,395	866,676
Mastercard, Cl A	2,519	692,649
Micron Technology *	11,250	538,763
Microsoft	42,839	7,677,176
Nice ADR *	2,200	361,460
Okta, Cl A *	4,505	681,607
PayPal Holdings *	9,477	1,165,671
QUALCOMM	15,831	1,245,424
salesforce.com *	4,765	771,692
ServiceNow *	4,218	1,482,796
Texas Instruments	6,238	724,045
Visa, Cl A	9,545	1,705,882

		29,283,390

MATERIALS — 1.0%
FMC	7,920	727,848

REAL ESTATE — 3.3%
American Tower ‡	5,265	1,253,070
Equinix ‡	1,784	1,204,557

		2,457,627

Total Common Stock (Cost $60,728,522)		71,526,382

Total Investments in Securities — 95.8%
(Cost $60,728,522)		$71,526,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2020 (UNAUDITED)

Percentages are based on Net Assets of $74,641,035.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

As of April 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value
COMMUNICATION SERVICES — 1.4%
Cardlytics *	9,679	$435,071
TechTarget *	22,835	532,512

		967,583

CONSUMER DISCRETIONARY — 10.9%
America’s Car-Mart *	6,150	405,593
Boot Barn Holdings *	16,361	302,024
Brinker International	21,556	501,824
Cavco Industries *	2,190	338,749
Deckers Outdoor *	8,482	1,261,783
Helen of Troy *	7,908	1,299,126
Johnson Outdoors, Cl A	5,939	405,990
Lithia Motors, Cl A	5,656	625,327
Malibu Boats, Cl A *	26,555	912,961
RH *	3,431	493,309
Rocky Brands	15,332	328,871
YETI Holdings *	23,520	649,387

		7,524,944

CONSUMER STAPLES — 3.2%
Darling Ingredients *	31,801	654,782
elf Beauty *	34,614	452,405
Performance Food Group *	19,833	582,099
Pilgrim’s Pride *	24,330	535,260

		2,224,546

ENERGY — 2.0%
Delek US Holdings	15,922	371,779
Parsley Energy, Cl A	34,960	330,372
PDC Energy *	34,865	452,896
Solaris Oilfield Infrastructure, Cl A	35,802	244,886

		1,399,933

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 14.4%
Cathay General Bancorp	19,586	$546,841
Cohen & Steers	10,388	599,804
Essent Group	26,060	711,959
First Horizon National	39,172	355,682
First Merchants	15,964	451,941
Flagstar Bancorp	22,198	575,150
Hilltop Holdings	28,010	540,593
Home BancShares	41,699	639,245
Houlihan Lokey, Cl A	7,624	452,713
Investors Bancorp	64,530	600,774
Old Second Bancorp	66,085	543,880
QCR Holdings	18,136	558,226
Sandy Spring Bancorp	20,976	534,888
Stifel Financial	11,962	529,677
Third Point Reinsurance *	53,072	394,856
United Community Banks	22,665	479,251
Valley National Bancorp	73,711	616,224
Voya Financial	9,603	433,768
Wintrust Financial	8,803	368,846

		9,934,318

HEALTH CARE — 21.9%
ACADIA Pharmaceuticals *	6,731	325,175
Allscripts Healthcare Solutions *	50,525	328,413
AMN Healthcare Services *	6,721	315,753
Axsome Therapeutics *	5,960	566,379
Coherus Biosciences *	53,194	883,020
Editas Medicine *	21,076	487,277
Emergent BioSolutions *	16,373	1,210,783
Ensign Group	17,494	654,450
Fate Therapeutics *	16,260	445,199
FibroGen *	12,254	452,050
Haemonetics *	7,088	806,473
Heron Therapeutics *	26,318	375,295
Inovalon Holdings, Cl A *	36,078	631,365
Integer Holdings *	8,129	605,285
Invitae *	27,449	454,281
Natera *	8,944	331,286
NuVasive *	11,204	682,100
Oxford Immunotec Global *	45,446	566,257
Premier, Cl A *	17,004	563,852
PTC Therapeutics *	9,389	478,088
R1 RCM *	53,746	554,659
Radius Health *	21,474	336,927
Syneos Health, Cl A *	22,370	1,248,022
Tandem Diabetes Care *	10,187	812,719
Teladoc Health *	3,156	519,446
Vericel *	29,372	425,894

		15,060,448

INDUSTRIALS — 11.9%
Advanced Drainage Systems	18,265	740,463
Atkore International Group *	21,926	533,679
Brink’s	10,769	550,511
Casella Waste Systems, Cl A *	18,406	853,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Columbus McKinnon	18,928	$512,570
Foundation Building Materials *	20,479	239,604
Great Lakes Dredge & Dock *	42,120	372,341
H&E Equipment Services	14,210	231,055
Herc Holdings *	24,760	698,975
Knoll	55,488	646,990
MasTec *	15,899	570,773
McGrath RentCorp	7,160	390,578
Quanta Services	12,805	465,590
Rexnord	22,208	605,612
Sterling Construction *	36,645	362,053
Triton International	14,447	447,568

		8,222,033

INFORMATION TECHNOLOGY — 15.3%
Cirrus Logic *	6,950	525,420
CyberArk Software *	5,425	535,773
Elastic *	8,255	529,476
Envestnet *	16,495	1,031,268
Everbridge *	4,723	526,048
Five9 *	8,824	817,720
FormFactor *	26,367	614,351
Harmonic *	166,648	966,558
Ichor Holdings *	36,251	902,650
Inphi *	8,162	787,959
Itron *	16,819	1,174,302
Perficient *	13,015	453,312
Rapid7 *	14,656	667,581
SPS Commerce *	11,330	628,928
Vishay Precision Group *	17,438	403,167

		10,564,513

MATERIALS — 3.8%
Advanced Emissions Solutions	49,702	369,286
Commercial Metals	29,906	476,702
Sealed Air	14,911	426,305
Summit Materials, Cl A *	30,068	454,327
UFP Technologies *	20,084	863,612

		2,590,232

REAL ESTATE — 8.3%
Agree Realty ‡	9,706	631,958
Armada Hoffler Properties ‡	28,769	276,470
Easterly Government Properties ‡	38,287	1,030,303
First Industrial Realty Trust ‡	36,132	1,364,707
National Storage Affiliates Trust ‡	18,659	531,408
QTS Realty Trust, Cl A ‡	18,716	1,170,311
STAG Industrial ‡	25,609	672,236

		5,677,393

COMMON STOCK — continued

	Shares	Value
UTILITIES — 2.8%
Portland General Electric	13,731	$642,473
Southwest Gas Holdings	9,477	718,357
Unitil	11,288	567,899

		1,928,729

Total Common Stock (Cost $69,946,380)		66,094,672

Total Investments in Securities — 95.9% (Cost $69,946,380)		$66,094,672

Percentages are based on Net Assets of $68,920,045.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1% #

	Shares	Value
COMMUNICATION SERVICES — 11.6%
Activision Blizzard	441	$28,106
Alphabet, Cl A *	177	238,366
Alphabet, Cl C *	169	227,924
Altice USA, Cl A *	210	5,454
AMC Entertainment Holdings, Cl A	29	143
AMC Networks, Cl A *	23	549
ANGI Homeservices, Cl A *	46	312
Anterix *	8	420
AT&T	3,230	98,418
ATN International	6	373
Bandwidth, Cl A *	9	734
Boingo Wireless *	23	321
Boston Omaha, Cl A *	12	195
Cable One	2	3,826
Cardlytics *	11	494
Cargurus, Cl A *	45	1,030
Cars.com *	37	192
CenturyLink	590	6,266
Charter Communications, Cl A *	89	44,075
Cincinnati Bell *	28	410
Cinemark Holdings	62	885
Clear Channel Outdoor Holdings, Cl A *	278	269
Cogent Communications Holdings	24	2,012
Comcast, Cl A	2,643	99,456
comScore *	32	92
Consolidated Communications Holdings *	40	251
Cumulus Media, Cl A *	8	35
DHI Group *	29	81

COMMON STOCK — continued

	Shares	Value
Discovery, Cl A *	89	$1,995
DISH Network, Cl A *	136	3,402
Electronic Arts *	171	19,538
Emerald Holding	14	32
Entercom Communications, Cl A	74	90
Entravision Communications, Cl A	35	51
Eventbrite, Cl A *	31	283
EverQuote, Cl A *	2	78
EW Scripps, Cl A	33	266
Facebook, Cl A *	1,384	283,318
Fluent *	23	46
Fox	203	5,252
Gaia, Cl A *	6	55
Gannett	64	72
GCI Liberty *	56	3,406
Globalstar *	354	113
Glu Mobile *	69	538
Gogo *	32	52
Gray Television *	51	592
Hemisphere Media Group, Cl A *	9	84
IAC *	45	10,057
IDT, Cl B *	9	49
iHeartMedia *	31	218
Interpublic Group of Companies	224	3,804
John Wiley & Sons, Cl A	25	939
Lee Enterprises *	28	26
Liberty Broadband, Cl C *	61	7,483
Liberty TripAdvisor Holdings, Cl A *	42	99
Live Nation Entertainment *	81	3,634
Madison Square Garden Sports C *	9	1,542
Marchex, Cl B *	20	33
Marcus	12	174
Match Group *	32	2,463
Meet Group *	38	234
Meredith	22	326
MSG Networks *	25	297
National CineMedia	44	145
Netflix *	253	106,222
New York Times, Cl A	82	2,667
News	225	2,230
Nexstar Media Group, Cl A	26	1,821
NII Holdings *	46	100
Omnicom Group	128	7,300
Ooma *	10	117
ORBCOMM *	40	106
Pinterest, Cl A *	120	2,479
QuinStreet *	26	264
Reading International, Cl A *	9	38
Roku, Cl A *	49	5,940
Saga Communications, Cl A	2	56
Scholastic	16	465
Shenandoah Telecommunications	28	1,498
Sinclair Broadcast Group, Cl A	36	635
Sirius XM Holdings	750	4,433
Snap, Cl A *	416	7,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Spok Holdings	10	$103
Take-Two Interactive Software *	66	7,989
TechTarget *	13	303
TEGNA	124	1,329
Telephone & Data Systems	58	1,138
T-Mobile US *	217	19,052
Tribune Publishing	8	69
TripAdvisor	62	1,238
TrueCar *	54	138
Twitter *	434	12,447
United States Cellular *	8	255
Verizon Communications	2,425	139,315
Vonage Holdings *	130	1,087
Walt Disney	1,041	112,584
WideOpenWest *	29	172
World Wrestling Entertainment, Cl A	26	1,156
Yelp, Cl A *	38	849
Zillow Group, Cl C *	69	3,033
Zynga, Cl A *	505	3,808

		1,561,237

CONSUMER DISCRETIONARY — 8.2%
1-800-Flowers.com, Cl A *	14	269
Aaron’s	38	1,213
Abercrombie & Fitch, Cl A	35	370
Acushnet Holdings	20	548
Adient *	51	764
Adtalem Global Education *	30	953
Advance Auto Parts	41	4,957
American Axle & Manufacturing Holdings *	63	272
American Eagle Outfitters	88	700
American Public Education *	8	206
America’s Car-Mart *	3	198
Aramark	144	3,933
Asbury Automotive Group *	11	743
At Home Group *	30	71
AutoNation *	46	1,713
AutoZone *	13	13,264
Barnes & Noble Education *	17	30
Bassett Furniture Industries	5	34
BBX Capital, Cl A	34	72
Beazer Homes USA *	16	113
Bed Bath & Beyond	71	439
Best Buy	133	10,205
Big Lots	24	563
Biglari Holdings, Cl B *	1	70
BJ’s Restaurants	12	262
Bloomin’ Brands	46	554
Booking Holdings *	24	35,533
Boot Barn Holdings *	16	295
BorgWarner	120	3,428
Boyd Gaming	47	784
Bright Horizons Family Solutions *	33	3,843

COMMON STOCK — continued

	Shares	Value
Brinker International	21	$489
Buckle	16	245
Burlington Stores *	38	6,942
Caesars Entertainment *	389	3,758
Caleres	22	178
Callaway Golf	51	730
Capri Holdings *	82	1,251
CarMax *	95	6,997
Carnival	263	4,182
Carriage Services, Cl A	9	135
Carrols Restaurant Group *	17	62
Carter’s	24	1,877
Carvana, Cl A *	28	2,243
Cato, Cl A	12	135
Cavco Industries *	4	619
Century Casinos *	14	63
Century Communities *	15	321
Cheesecake Factory	24	535
Chegg *	61	2,608
Chico’s FAS	62	93
Children’s Place	8	236
Chipotle Mexican Grill, Cl A *	15	13,178
Choice Hotels International	19	1,426
Churchill Downs	20	2,004
Chuy’s Holdings *	9	151
Citi Trends	6	68
Collectors Universe	4	88
Columbia Sportswear	16	1,166
Conn’s *	10	68
Cooper Tire & Rubber	29	615
Cooper-Standard Holdings *	9	116
Core-Mark Holding	26	747
Cracker Barrel Old Country Store	14	1,364
Crocs *	34	825
Culp	6	43
Dana	82	943
Darden Restaurants	73	5,387
Dave & Buster’s Entertainment	17	249
Deckers Outdoor *	16	2,380
Del Taco Restaurants *	18	106
Delta Apparel *	3	39
Denny’s *	33	372
Designer Brands, Cl A	37	235
Dillard’s, Cl A	9	265
Dine Brands Global	9	400
Dollar General	148	25,945
Dollar Tree *	133	10,596
Domino’s Pizza	23	8,324
Dorman Products *	15	946
DR Horton	196	9,255
Drive Shack *	35	46
Dunkin’ Brands Group	48	3,016
eBay	455	18,123
El Pollo Loco Holdings *	11	135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Eldorado Resorts *	38	$815
Escalade	5	43
Ethan Allen Interiors	14	158
Etsy *	68	4,411
Everi Holdings *	41	203
Expedia Group	71	5,039
Express *	33	68
Fiesta Restaurant Group *	15	109
Five Below *	31	2,795
Flexsteel Industries	4	38
Floor & Decor Holdings, Cl A *	52	2,205
Foot Locker	61	1,563
Ford Motor	2,312	11,768
Fossil Group *	25	99
Fox Factory Holding *	22	1,122
frontdoor *	48	1,858
Funko, Cl A *	9	39
GameStop, Cl A	49	281
Gap	127	1,031
Garmin	79	6,412
General Motors	778	17,342
Genesco *	8	151
Gentex	150	3,636
Gentherm *	19	711
Genuine Parts	83	6,579
G-III Apparel Group *	23	261
Golden Entertainment *	11	104
GoPro, Cl A *	69	243
Graham Holdings, Cl B	2	780
Grand Canyon Education *	28	2,409
Green Brick Partners *	27	241
Group 1 Automotive	10	566
Groupon, Cl A *	275	336
GrubHub *	53	2,533
Guess?	21	196
H&R Block	117	1,948
Hamilton Beach Brands Holding, Cl A	3	40
Hanesbrands	204	2,028
Harley-Davidson	90	1,965
Hasbro	66	4,766
Haverty Furniture	9	122
Helen of Troy *	14	2,300
Hibbett Sports *	10	154
Hilton Grand Vacations *	50	1,030
Hilton Worldwide Holdings	171	12,946
Home Depot	633	139,152
Hooker Furniture	6	90
Houghton Mifflin Harcourt *	76	122
Hyatt Hotels, Cl A	22	1,238
Installed Building Products *	12	592
International Game Technology	54	407
iRobot *	14	853
J Alexander’s Holdings *	7	37
Jack in the Box	14	844

COMMON STOCK — continued

	Shares	Value
JC Penney *	169	$43
Johnson Outdoors, Cl A	4	273
K12 *	19	431
KB Home	49	1,286
Kohl’s	92	1,698
Kontoor Brands	33	641
L Brands	134	1,593
Lands’ End *	9	77
Las Vegas Sands	199	9,556
Laureate Education, Cl A *	64	606
La-Z-Boy, Cl Z	26	610
LCI Industries	14	1,214
Lear	35	3,418
Legacy Housing *	3	29
Leggett & Platt	76	2,670
Lennar, Cl A	160	8,011
Levi Strauss, Cl A	26	335
LGI Homes *	11	666
Lifetime Brands	7	40
Lindblad Expeditions Holdings *	17	114
Lithia Motors, Cl A	14	1,548
LKQ *	179	4,681
Lovesac*	5	60
Lowe’s	450	47,138
Lumber Liquidators Holdings *	15	106
M *	17	433
Macy’s	176	1,031
Malibu Boats, Cl A *	11	378
Marine Products	4	39
MarineMax *	12	173
Marriott International, Cl A	165	15,005
Marriott Vacations Worldwide	22	1,826
MasterCraft Boat Holdings *	10	105
Mattel *	193	1,683
McDonald’s	442	82,902
MDC Holdings	29	848
Meritage Homes *	21	1,104
MGM Resorts International	300	5,049
Michaels *	41	125
Mohawk Industries *	34	2,982
Monarch Casino & Resort *	6	200
Monro	19	1,054
Motorcar Parts of America *	11	157
Movado Group	8	82
Murphy USA *	17	1,816
Nathan’s Famous	1	56
National Vision Holdings *	45	1,193
NIKE, Cl B	681	59,369
Noodles, Cl A *	19	119
Nordstrom	59	1,108
Norwegian Cruise Line Holdings *	125	2,050
NVR *	1	3,100
Office Depot	305	677
Ollie’s Bargain Outlet Holdings *	32	2,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
O’Reilly Automotive *	43	$16,613
Oxford Industries	9	377
Papa John’s International	15	1,079
Penn National Gaming *	65	1,158
Penske Automotive Group	19	684
Perdoceo Education *	39	507
PetMed Express	10	396
Planet Fitness, Cl A *	48	2,896
Playa Hotels & Resorts *	48	119
PlayAGS *	15	66
Pool	22	4,657
Potbelly *	13	45
PulteGroup	151	4,269
PVH	42	2,068
Quotient Technology *	40	287
Qurate Retail *	223	1,796
Ralph Lauren, Cl A	29	2,140
RealReal *	19	223
Red Robin Gourmet Burgers *	6	88
Red Rock Resorts, Cl A	38	416
Regis *	19	236
Rent-A-Center, Cl A	32	637
Revolve Group, Cl A *	8	88
RH *	9	1,294
Rocky Brands	3	64
Ross Stores	204	18,637
Royal Caribbean Cruises	101	4,724
Rubicon Project *	46	330
Ruth’s Hospitality Group	16	180
Sally Beauty Holdings *	68	660
Scientific Games *	30	378
SeaWorld Entertainment *	44	646
Service International	102	3,747
ServiceMaster Global Holdings * .	79	2,690
Shake Shack, Cl A *	16	872
Shoe Carnival	5	118
Shutterstock	11	418
Signet Jewelers	29	292
Six Flags Entertainment	40	800
Skechers U.S.A., Cl A *	73	2,057
Skyline Champion *	30	591
Sleep Number *	15	449
Sonic Automotive, Cl A	13	279
Sonos *	32	327
Stamps.com *	9	1,424
Starbucks	663	50,872
Steven Madden	44	1,103
Stitch Fix, Cl A *	30	482
Stoneridge *	15	300
Strategic Education	12	1,912
Superior Group of	4	35
Tailored Brands	30	50
Tapestry	163	2,424
Target	287	31,496
Target Hospitality *	23	46

COMMON STOCK — continued

	Shares	Value
Taylor Morrison Home, Cl A *	75	$1,091
Tempur Sealy International *	31	1,666
Tesla *	76	59,423
Texas Roadhouse, Cl A	38	1,789
Thor Industries	30	1,986
Tiffany	71	8,982
Tilly’s, Cl A	12	71
TJX	704	34,531
Toll Brothers	74	1,777
TopBuild *	19	1,771
Tupperware Brands	27	87
Tractor Supply	70	7,100
TRI Pointe Group *	80	918
Twin River Worldwide Holdings	20	316
Ulta Beauty *	32	6,973
Under Armour, Cl A *	105	1,094
Unifi *	9	93
Universal Electronics *	7	289
Universal Technical Institute *	12	77
Urban Outfitters *	34	590
Vail Resorts	23	3,933
Vera Bradley *	13	72
VF	228	13,246
Visteon *	15	905
Wayfair, Cl A *	36	4,465
Wendy’s	123	2,443
Weyco Group	2	38
Whirlpool	35	3,911
Williams-Sonoma	44	2,721
Wingstop	16	1,876
Winmark	1	150
Winnebago Industries	20	887
Wolverine World Wide	48	984
WW International *	34	867
Wyndham Destinations	51	1,304
Wyndham Hotels & Resorts	54	2,036
YETI Holdings *	15	414
Yum! Brands	176	15,212
ZAGG *	16	53
Zumiez *	11	233

		1,106,095

CONSUMER STAPLES — 6.8%
22nd Century Group *	71	67
Alico	2	59
Altria Group	1,119	43,921
Andersons	17	288
Archer-Daniels-Midland	324	12,033
B&G Foods	37	719
Beyond Meat *	12	1,188
BJ’s Wholesale Club Holdings *	76	2,000
Boston Beer, Cl A *	4	1,866
Brown-Forman, Cl B	177	11,009
Bunge	81	3,213
Calavo Growers	9	522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Cal-Maine Foods	17	$706
Campbell Soup	102	5,098
Casey’s General Stores	21	3,180
Celsius Holdings *	15	75
Central Garden & Pet, Cl A *	24	730
Chefs’ Warehouse *	15	211
Clorox	73	13,610
Coca-Cola	2,527	115,965
Coca-Cola Consolidated	2	471
Colgate-Palmolive	504	35,416
Conagra Brands	285	9,530
Constellation Brands, Cl A	93	15,316
Coty, Cl A	163	888
Craft Brew Alliance *	6	91
Darling Ingredients *	94	1,935
Edgewell Personal Care *	32	884
elf Beauty *	18	235
Energizer Holdings	37	1,442
Estee Lauder, Cl A	129	22,755
Farmer Brothers *	8	74
Flowers Foods	107	2,384
Fresh Del Monte Produce	17	485
Freshpet *	20	1,508
General Mills	350	20,962
Grocery Outlet Holding *	14	466
Hain Celestial Group *	59	1,525
Herbalife Nutrition *	75	2,801
Hershey	87	11,521
HF Foods Group *	4	33
Hormel Foods	162	7,590
Hostess Brands, Cl A *	67	805
Ingles Markets, Cl A	8	327
Ingredion	38	3,086
Inter Parfums	10	447
J&J Snack Foods	8	1,016
JM Smucker	64	7,354
John B Sanfilippo & Son	4	329
Kellogg	197	12,904
Keurig Dr Pepper	155	4,101
Kimberly-Clark	207	28,665
Kraft Heinz	560	16,985
Lamb Weston Holdings	84	5,154
Lancaster Colony	10	1,346
Landec *	16	178
Lifevantage *	7	109
Limoneira	8	107
McCormick	72	11,292
Medifast	6	455
MGP Ingredients	7	264
Molson Coors Beverage, Cl B	101	4,142
Mondelez International, Cl A	846	43,518
Monster Beverage *	229	14,154
National Beverage *	6	301
New Age Beverages *	38	54
Nu Skin Enterprises, Cl A	30	876

COMMON STOCK — continued

	Shares	Value
Oil-Dri Corp of America	2	$75
PepsiCo	819	108,346
Performance Food Group *	59	1,732
Philip Morris International	921	68,707
Pilgrim’s Pride *	30	660
Post Holdings *	38	3,490
PriceSmart	11	699
Procter & Gamble	1,468	173,032
Revlon, Cl A *	3	40
Sanderson Farms	11	1,498
Seneca Foods, Cl A *	3	108
Simply Good Foods *	46	867
SpartanNash	21	360
Spectrum Brands Holdings	25	1,077
Sprouts Farmers Market *	68	1,413
Sysco	300	16,880
Tootsie Roll Industries	9	316
TreeHouse Foods *	31	1,604
Turning Point Brands	4	93
Tyson Foods, Cl A	163	10,137
United Natural Foods *	30	319
Universal	14	677
US Foods Holding *	128	2,752
USANA Health Sciences *	7	625
Vector Group	66	706
Village Super Market, Cl A	4	96
WD-40	7	1,220
Weis Markets	9	450

		910,720

ENERGY — 3.5%
Antero Midstream	149	708
Antero Resources *	147	438
Apache	223	2,917
Apergy *	46	424
Arch Coal	8	234
Archrock	75	361
Baker Hughes, Cl A	390	5,441
Berry Petroleum	45	154
Bonanza Creek Energy *	10	175
Brigham Minerals, Cl A	9	116
Cabot Oil & Gas	229	4,951
Cactus, Cl A	28	498
California Resources *	25	70
Callon Petroleum *	236	222
Centennial Resource Development, Cl A *	104	123
Cheniere Energy *	148	6,910
Chesapeake Energy *	4	70
Chevron	1,107	101,844
Cimarex Energy	59	1,500
Clean Energy Fuels *	85	183
CNX Resources *	107	1,134
Comstock Resources *	7	54
Concho Resources	113	6,409

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ConocoPhillips	632	$26,607
CONSOL Energy *	16	121
Contango Oil & Gas *	36	73
Continental Resources	49	803
Core Laboratories	33	647
CVR Energy	58	1,383
Delek US Holdings	42	981
Denbury Resources *	267	95
Devon Energy	219	2,731
DHT Holdings	53	385
Diamond S Shipping *	11	137
Diamondback Energy	93	4,049
Dorian LPG *	23	218
Dril-Quip *	20	663
EOG Resources	345	16,391
Equities	144	2,101
Equitrans Midstream	144	1,207
Era Group *	11	56
Evolution Petroleum	17	50
Exterran *	21	143
Exxon Mobil	2,494	115,896
Falcon Minerals	21	51
Frank’s International *	61	148
Geospace Technologies *	6	37
Goodrich Petroleum *	5	43
Green Plains	20	117
Gulfport Energy *	83	212
Halliburton	521	5,471
Helix Energy Solutions Group *	83	211
Helmerich & Payne	62	1,226
Hess	155	7,539
HollyFrontier	94	3,106
International Seaways	17	411
Kinder Morgan	1,139	17,347
Laredo Petroleum *	106	116
Liberty Oilfield Services, Cl A	31	146
Magnolia Oil & Gas *	67	433
Marathon Oil	474	2,901
Marathon Petroleum	383	12,287
Matador Resources *	65	458
Matrix Service *	15	157
McDermott International *	101	4
Montage Resources *	10	68
Murphy Oil	88	1,044
Nabors Industries	3	44
NACCO Industries, Cl A	1	35
National Energy Services Reunited *	24	123
National Oilwell Varco	227	2,869
Natural Gas Services Group *	7	44
Newpark Resources *	50	77
NexTier Oilfield Solutions *	7	16
Noble *	141	36
Noble Energy	275	2,698
Northern Oil and Gas *	156	131
Oasis Petroleum *	154	108

COMMON STOCK — continued

	Shares	Value
Occidental Petroleum	526	$8,732
Oil States International *	35	120
ONEOK	241	7,213
Overseas Shipholding Group, Cl A *	44	110
Panhandle Oil and Gas, Cl A	9	39
Par Pacific Holdings *	29	282
Parker Drilling *	8	59
Parsley Energy, Cl A	172	1,625
Patterson-UTI Energy	116	428
PBF Energy, Cl A	58	661
PDC Energy *	60	779
Peabody Energy	61	207
Penn Virginia *	8	50
Phillips 66	258	18,878
Pioneer Natural Resources	96	8,574
Plains GP Holdings, Cl A	101	928
ProPetro Holding *	48	204
QEP Resources	147	145
Range Resources	140	816
Renewable Energy Group *	22	546
REX American Resources *	3	178
RPC	29	99
SandRidge Energy *	20	40
Schlumberger	826	13,893
SEACOR Holdings *	11	311
SEACOR Marine Holdings *	10	31
Select Energy Services, Cl A *	39	187
SM Energy	63	255
Solaris Oilfield Infrastructure, Cl A	18	123
Southwestern Energy *	308	995
Talos Energy *	11	125
Targa Resources	132	1,711
Tellurian *	56	80
Tidewater *	21	121
Transocean *	332	425
US Silica Holdings	39	75
Valero Energy	239	15,141
W&T Offshore *	52	144
Whiting Petroleum *	51	64
Williams	706	13,675
World Fuel Services	36	900
WPX Energy *	243	1,490

		469,846

FINANCIALS — 13.1%
1st Constitution Bancorp	4	51
1st Source	10	347
ACNB	3	84
Affiliated Managers Group	29	2,029
AGNC Investment ‡	319	3,963
Alleghany	8	4,270
Allegiance Bancshares	11	276
Allstate	189	19,225
Ally Financial	221	3,622
Amalgamated Bank, Cl A	7	75

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Ambac Financial Group *	26	$447
Amerant Bancorp, Cl A *	12	162
American Equity Investment Life Holding	52	1,093
American Express	469	42,795
American Financial Group	43	2,848
American International Group	508	12,918
American National Bankshares	6	161
American National Insurance	11	886
Ameriprise Financial	74	8,506
Ameris Bancorp	38	966
AMERISAFE	10	637
Ames National	5	106
Annaly Capital Management ‡	879	5,495
Anworth Mortgage Asset ‡	58	100
Apollo Commercial Real Estate Finance ‡	89	725
Arbor Realty Trust ‡	49	338
Arch Capital Group *	228	5,479
Ares Commercial Real Estate ‡	15	116
Ares Management, Cl A	51	1,711
Argo Group International Holdings	19	672
Arlington Asset Investment, Cl A ‡	21	59
ARMOUR Residential ‡	33	292
Arrow Financial	8	228
Arthur J Gallagher	107	8,400
Artisan Partners Asset Management, Cl A	31	913
Assetmark Financial Holdings *	9	216
Associated Banc-Corp	90	1,273
Associated Capital Group	2	77
Assurant	35	3,718
Assured Guaranty	54	1,605
Athene Holding, Cl A *	80	2,160
Atlantic Capital Bancshares *	12	151
Atlantic Union Bankshares	46	1,098
Axis Capital Holdings	48	1,757
Axos Financial *	31	715
B. Riley Financial	9	179
Banc of California	26	271
BancFirst	10	385
Bank First	3	154
Bank of America	5,340	128,426
Bank of Commerce Holdings	10	77
Bank of Hawaii	23	1,568
Bank of Marin Bancorp	7	231
Bank of New York Mellon	545	20,459
Bank OZK	71	1,606
BankFinancial	7	58
BankUnited	55	1,090
Bankwell Financial Group	3	46
Banner	19	730
Bar Harbor Bankshares	8	147
BCB Bancorp	8	81
Benefytt Technologies, Cl A *	6	157

COMMON STOCK — continued

	Shares	Value
Berkshire Hathaway, Cl B *	811	$151,949
BGC Partners, Cl A	155	480
BlackRock, Cl A	90	45,183
Blackstone Group, Cl A	406	21,209
Blucora *	28	394
BOK Financial	18	932
Boston Private Financial Holdings	47	357
Bridge Bancorp	10	207
Bridgewater Bancshares *	12	122
Brighthouse Financial *	62	1,594
Brightsphere Investment Group	50	371
Brookline Bancorp	45	459
Brown & Brown	136	4,884
Bryn Mawr Bank	11	320
Business First Bancshares	7	98
Byline Bancorp	13	160
C&F Financial	1	36
Cadence BanCorp, Cl A	62	410
Cambridge Bancorp	2	112
Camden National	8	262
Cannae Holdings *	38	1,199
Capital Bancorp *	3	33
Capital City Bank Group	6	132
Capital One Financial	274	17,743
Capitol Federal Financial	76	911
Capstar Financial Holdings	7	80
Capstead Mortgage ‡	55	285
Cathay General Bancorp	43	1,201
Cboe Global Markets	64	6,360
CBTX	10	181
CenterState Bank	74	1,287
Central Pacific Financial	16	280
Central Valley Community Bancorp	6	88
Century Bancorp, Cl A	1	75
Charles Schwab	694	26,178
Chemung Financial	2	49
Cherry Hill Mortgage Investment ‡	9	63
Chimera Investment ‡	110	855
Chubb	269	29,054
Cincinnati Financial	89	5,856
CIT Group	55	1,044
Citigroup	1,277	62,011
Citizens, Cl A *	27	150
Citizens & Northern	7	125
City Holding	9	608
Civista Bancshares	8	123
CME Group, Cl A	209	37,245
CNA Financial	156	4,926
CNB Financial	8	142
Coastal Financial *	5	66
Codorus Valley Bancorp	5	70
Cohen & Steers	13	751
Colony Bankcorp	4	50
Colony Credit Real Estate ‡	49	236
Columbia Banking System	42	1,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Columbia Financial *	29	$411
Comerica	83	2,893
Commerce Bancshares	64	3,916
Community Bank System	29	1,812
Community Bankers Trust	12	67
Community Financial	2	46
Community Trust Bancorp	9	305
ConnectOne Bancorp	17	254
Cowen, Cl A	15	164
Crawford, Cl A	9	64
Credit Acceptance *	6	1,869
CrossFirst Bankshares *	25	242
Cullen	34	2,443
Curo Group Holdings	9	84
Customers Bancorp *	16	204
Diamond Hill Investment Group	1	110
Dime Community Bancshares	18	296
Discover Financial Services	181	7,778
Donegal Group, Cl A	7	100
Donnelley Financial Solutions *	19	138
Dynex Capital ‡	13	186
E*TRADE Financial	133	5,401
Eagle Bancorp	18	631
East West Bancorp	83	2,911
Eaton Vance	64	2,349
eHealth *	12	1,280
Ellington Financial ‡	18	187
Employers Holdings	18	547
Encore Capital Group *	16	416
Enova International *	18	289
Enterprise Bancorp	5	121
Enterprise Financial Services	14	430
Equitable Holdings	175	3,206
Equity Bancshares, Cl A *	8	150
Erie Indemnity, Cl A	14	2,493
Esquire Financial Holdings *	3	49
ESSA Bancorp	5	60
Essent Group	55	1,502
Evans Bancorp	2	56
Evercore, Cl A	20	1,032
Everest Re Group	23	3,982
Exantas Capital ‡	18	53
EZCORP, Cl A *	27	151
FactSet Research Systems	22	6,050
Farmers & Merchants Bancorp	5	120
Farmers National Banc	14	173
FB Financial	9	201
FBL Financial Group, Cl A	5	195
Federal Agricultural Mortgage, Cl C	5	333
Federated Hermes, Cl B	56	1,275
FedNat Holding	6	73
FGL Holdings	95	986
Fidelity D&D Bancorp	1	39
Fidelity National Financial	153	4,139
Fifth Third Bancorp	420	7,850

COMMON STOCK — continued

	Shares	Value
Financial Institutions	8	$155
First American Financial	63	2,906
First Bancorp	5	110
First Bancshares	9	179
First Bank	11	87
First Busey	30	553
First Business Financial Services .	4	69
First Capital	1	50
First Choice Bancorp	5	76
First Citizens BancShares, Cl A	2	764
First Commonwealth Financial	56	533
First Defiance Financial	21	365
First Financial	7	249
First Financial Bancorp	57	877
First Financial Bankshares	75	2,089
First Financial Northwest	4	39
First Foundation	22	303
First Guaranty Bancshares	3	41
First Hawaiian	76	1,337
First Horizon National	176	1,598
First Internet Bancorp	5	79
First Interstate BancSystem, Cl A	24	811
First Merchants	31	878
First Mid Bancshares	7	187
First Midwest Bancorp	65	961
First Northwest Bancorp	4	47
First of Long Island	13	205
First Republic Bank	98	10,220
Flagstar Bancorp	16	415
Flushing Financial	15	187
FNB	188	1,521
FNCB Bancorp	9	56
Focus Financial Partners, Cl A *	14	334
Franklin Financial Network	7	166
Franklin Financial Services	2	58
Franklin Resources	170	3,203
FS Bancorp	2	84
Fulton Financial	95	1,111
FVCBankcorp *	6	69
GAIN Capital Holdings	9	59
GAMCO Investors, Cl A	4	52
Genworth Financial, Cl A *	289	1,049
German American Bancorp	14	416
Glacier Bancorp	53	2,018
Globe Life	62	5,105
Goldman Sachs Group	195	35,767
Goosehead Insurance, Cl A *	7	393
Granite Point Mortgage Trust ‡	32	159
Great Ajax ‡	9	78
Great Southern Bancorp	6	255
Great Western Bancorp	32	602
Green Dot, Cl A *	27	824
Greenhill	8	85
Greenlight Capital Re, Cl A *	15	98
Guaranty Bancshares	4	108

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Hamilton Lane, Cl A	14	$908
Hancock Whitney	52	1,087
Hanmi Financial	17	205
Hanover Insurance Group	22	2,208
HarborOne Bancorp *	30	241
Hartford Financial Services Group	212	8,054
Hawthorn Bancshares	3	55
HCI Group	3	125
Heartland Financial USA	20	679
Heritage Commerce	32	284
Heritage Financial	21	421
Heritage Insurance Holdings	14	159
Hilltop Holdings	38	733
Home Bancorp	4	102
Home BancShares	87	1,334
HomeStreet	14	358
HomeTrust Bancshares	9	138
Hope Bancorp	69	687
Horace Mann Educators	23	809
Houlihan Lokey, Cl A	24	1,425
Howard Bancorp *	7	78
Huntington Bancshares	601	5,553
IBERIABANK	30	1,244
Independence Holding	2	55
Independent Bank	19	1,385
Independent Bank	12	176
Independent Bank Group	20	606
Interactive Brokers Group, Cl A	41	1,681
Intercontinental Exchange	328	29,340
International Bancshares	32	928
International. FCStone *	9	360
Invesco	280	2,414
Invesco Mortgage Capital ‡	86	261
Investar Holding	5	63
Investors Bancorp	147	1,369
James River Group Holdings	16	568
Jefferies Financial Group	147	2,017
JPMorgan Chase	1,791	171,505
Kearny Financial	46	428
Kemper	36	2,420
KeyCorp	578	6,734
Kinsale Capital Group	11	1,195
KKR Real Estate Finance Trust ‡ .	30	473
Ladder Capital, Cl A ‡	57	453
Lakeland Bancorp	28	313
Lakeland Financial	14	593
Lazard, Cl A	61	1,678
LCNB	7	100
Legg Mason	51	2,541
LendingClub *	46	353
LendingTree *	4	997
Level One Bancorp	2	36
Lincoln National	116	4,115
Live Oak Bancshares	15	209
Loews	151	5,234

COMMON STOCK — continued

	Shares	Value
LPL Financial Holdings	47	$2,830
Luther Burbank	25	269
M&T Bank	77	8,630
Macatawa Bank	15	115
Mackinac Financial	5	52
MainStreet Bancshares *	4	60
Malvern Bancorp *	4	53
Markel *	7	6,061
MarketAxess Holdings	21	9,555
Marlin Business Services	6	64
Marsh & McLennan	296	28,809
MBIA *	45	366
Medallion Financial *	12	35
Mercantile Bank	9	212
Merchants Bancorp	5	77
Mercury General	16	655
Meridian Bancorp	29	342
Meta Financial Group	19	350
MFA Financial ‡	268	469
MGIC Investment	198	1,447
Mid Penn Bancorp	4	78
Midland States Bancorp	12	195
MidWestOne Financial Group	8	167
MMA Capital Holdings *	2	51
Moelis, Cl A	28	836
Moody’s	109	26,585
Morgan Stanley	726	28,626
Morningstar	12	1,872
Mortgage Investment Trust ‡	19	61
Mr Cooper Group *	42	402
MSCI, Cl A	48	15,696
MVB Financial	6	82
Nasdaq	69	7,567
National Bank Holdings, Cl A	16	425
National Bankshares	3	90
National General Holdings	39	742
National Western Life Group, Cl A	1	193
Navient	135	1,029
NBT Bancorp	24	795
Nelnet, Cl A	10	482
New Residential Investment ‡	248	1,510
New York Community Bancorp	263	2,855
New York Mortgage Trust ‡	157	342
NI Holdings *	5	68
Nicolet Bankshares *	4	220
NMI Holdings, Cl A *	38	514
Northern Trust	125	9,895
Northfield Bancorp	25	282
Northrim BanCorp	3	70
Northwest Bancshares	67	707
Norwood Financial	3	71
Oak Valley Bancorp	3	39
OceanFirst Financial	31	522
Ocwen Financial *	61	26
Ohio Valley Banc	2	50

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Old National Bancorp	99	$1,403
Old Republic International	167	2,664
Old Second Bancorp	17	140
On Deck Capital *	30	36
OneMain Holdings, Cl A	50	1,211
OP Bancorp	7	49
Oppenheimer Holdings, Cl A	5	103
Opus Bank	16	308
Orchid Island Capital, Cl A ‡	37	146
Origin Bancorp	10	223
Orrstown Financial Services	6	92
Pacific Mercantile Bancorp *	12	48
Pacific Premier Bancorp	34	726
PacWest Bancorp	68	1,376
Palomar Holdings *	6	351
Park National	9	720
Parke Bancorp	5	70
PCB Bancorp	6	56
PCSB Financial	9	123
PDL Community Bancorp *	4	37
Peapack Gladstone Financial	10	189
Penns Woods Bancorp	3	69
PennyMac Financial Services	34	1,026
PennyMac Mortgage Investment Trust ‡	51	530
Peoples Bancorp	11	267
Peoples Bancorp of North Carolina	2	35
Peoples Financial Services	3	111
People’s United Financial	230	2,919
People’s Utah Bancorp	9	193
Pinnacle Financial Partners	42	1,691
Pioneer Bancorp *	6	63
Piper Sandler	7	377
PJT Partners	11	535
PNC Financial Services Group	258	27,521
PRA Group *	25	694
Premier Financial Bancorp	6	78
Primerica	24	2,494
Principal Financial Group	162	5,898
ProAssurance	30	642
Progressive	340	26,282
ProSight Global *	14	117
Prosperity Bancshares	39	2,337
Protective Insurance	4	62
Provident Bancorp	5	48
Provident Financial Holdings	3	39
Provident Financial Services	34	488
Prudential Financial	234	14,595
Pzena Investment Management, Cl A	10	49
QCR Holdings	8	246
Radian Group	118	1,767
Raymond James Financial	73	4,812
RBB Bancorp	9	116
Ready Capital ‡	26	173
Redwood Trust ‡	64	262

COMMON STOCK — continued

	Shares	Value
Regional Management *	6	$96
Regions Financial	563	6,052
Reinsurance Group of America, Cl A	36	3,768
Reliant Bancorp	5	73
Renasant	31	813
Republic Bancorp, Cl A	5	167
Republic First Bancorp *	26	68
Riverview Bancorp	12	66
RLI	24	1,748
S&P Global	142	41,588
S&T Bancorp	19	507
Safeguard Scientifics	13	92
Safety Insurance Group	8	673
Sandy Spring Bancorp	20	510
Santander Consumer USA Holdings	58	904
SB One Bancorp	4	74
Sculptor Capital Management, Cl A	9	132
Seacoast Banking Corp of Florida *	28	629
SEI Investments	74	3,771
Select Bancorp *	8	66
Selective Insurance Group	33	1,654
ServisFirst Bancshares	26	924
Shore Bancshares	7	78
Sierra Bancorp	8	162
Signature Bank NY	31	3,323
Silvercrest Asset Management Group, Cl A	4	41
Simmons First National, Cl A	54	1,010
SLM	246	2,052
SmartFinancial	7	101
South State	19	1,099
Southern First Bancshares *	4	117
Southern Missouri Bancorp	4	95
Southern National Bancorp of Virginia	11	111
Southside Bancshares	18	547
Spirit MTA ‡	23	18
Spirit of Texas Bancshares *	7	80
Starwood Property Trust ‡	161	2,083
State Auto Financial	10	251
State Street	213	13,428
Sterling Bancorp	114	1,406
Sterling Bancorp	9	32
Stewart Information Services	13	414
Stifel Financial	39	1,727
Stock Yards Bancorp	12	396
Summit Financial Group	6	106
SVB Financial Group *	29	5,602
Synchrony Financial	379	7,500
Synovus Financial	85	1,786
T Rowe Price Group	134	15,494
TCF Financial	87	2,583
TD Ameritrade Holding	298	11,702
Territorial Bancorp	4	101
Texas Capital Bancshares *	29	806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TFS Financial	30	$410
Timberland Bancorp	4	77
Tiptree	12	77
Tompkins Financial	7	473
TPG RE Finance Trust ‡	34	261
Tradeweb Markets, Cl A	35	1,826
Travelers	152	15,384
TriCo Bancshares	15	452
TriState Capital Holdings *	14	199
Triumph Bancorp *	13	360
Truist Financial	720	26,870
Trupanion *	15	449
TrustCo Bank NY	55	347
Trustmark	33	878
Two Harbors Investment ‡	163	745
UMB Financial	25	1,271
Umpqua Holdings	128	1,603
Union Bankshares	2	48
United Bankshares	58	1,738
United Community Banks	47	994
United Fire Group	12	343
United Insurance Holdings	12	103
United Security Bancshares	8	53
Unity Bancorp	4	57
Universal Insurance Holdings	17	310
Univest Financial	16	283
Unum Group	121	2,111
US Bancorp	923	33,690
Valley National Bancorp	185	1,547
Veritex Holdings	28	492
Victory Capital Holdings, Cl A	9	136
Virtu Financial, Cl A	43	1,005
Virtus Investment Partners	3	244
Voya Financial	82	3,704
Waddell & Reed Financial, Cl A .	41	597
Walker & Dunlop	16	615
Washington Federal	45	1,203
Washington Trust Bancorp	8	280
Waterstone Financial	13	189
Webster Financial	53	1,497
Wells Fargo	2,507	72,827
WesBanco	30	740
West Bancorporation	9	167
Westamerica Bancorporation	15	945
Western Alliance Bancorp	55	1,973
Western Asset Mortgage Capital ‡	31	95
Western New England Bancorp	13	78
Westwood Holdings Group	4	92
White Mountains Insurance Group	1	973
Willis Towers Watson	73	13,015
Wintrust Financial	32	1,341
WisdomTree Investments	68	220
World Acceptance *	4	271
WR Berkley	90	4,860
WSFS Financial	29	846

COMMON STOCK — continued

	Shares	Value
Zions Bancorp	97	$3,066

		1,761,458

HEALTH CARE — 7.4%
Abbott Laboratories	1,038	95,588
ABIOMED *	26	4,973
Acadia Healthcare *	50	1,201
ACADIA Pharmaceuticals *	89	4,300
Accelerate Diagnostics *	16	175
Acceleron Pharma *	25	2,263
Accuray *	51	114
AcelRx Pharmaceuticals *	40	64
Acorda Therapeutics *	32	31
Adamas Pharmaceuticals *	12	39
Adaptive Biotechnologies *	62	1,985
Addus HomeCare *	8	648
ADMA Biologics *	25	74
Adverum Biotechnologies *	28	332
Aeglea BioTherapeutics *	13	101
Aerie Pharmaceuticals *	22	335
Agenus *	61	163
Agios Pharmaceuticals *	33	1,358
Aimmune Therapeutics *	23	394
Akcea Therapeutics *	8	136
Akebia Therapeutics *	61	494
Akero Therapeutics *	5	102
Albireo Pharma *	5	112
Aldeyra Therapeutics *	13	41
Alector *	23	569
Alexion Pharmaceuticals *	137	14,723
Align Technology *	43	9,239
Alkermes *	90	1,234
Allakos *	13	855
Allogene Therapeutics *	27	780
Allscripts Healthcare Solutions *	92	598
Alnylam Pharmaceuticals *	63	8,297
Alphatec Holdings *	24	109
AMAG Pharmaceuticals *	16	128
Amedisys *	18	3,315
American Renal Associates Holdings *	16	120
AmerisourceBergen, Cl A	85	7,621
Amicus Therapeutics *	140	1,653
AMN Healthcare Services *	26	1,221
AnaptysBio *	13	203
Anavex Life Sciences *	27	93
AngioDynamics *	21	219
ANI Pharmaceuticals *	5	200
Apellis Pharmaceuticals *	26	891
Apollo Medical Holdings *	6	93
Apyx Medical *	17	58
Arcus Biosciences *	16	423
Ardelyx *	26	171
Arena Pharmaceuticals *	27	1,322
Arrowhead Pharmaceuticals *	53	1,825

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Arvinas *	11	$578
Assembly Biosciences *	13	228
Atara Biotherapeutics *	26	216
Athenex *	32	286
Athersys *	80	184
Atreca, Cl A *	10	153
AtriCure *	22	949
Avanos Medical *	27	838
Avid Bioservices *	33	201
Avrobio *	13	167
Axonics Modulation Technologies *	5	161
Axsome Therapeutics *	15	1,425
Beyondspring *	4	57
BioCryst Pharmaceuticals *	61	239
BioDelivery Sciences International *	47	214
Biohaven Pharmaceutical Holding *	24	1,130
BioMarin Pharmaceutical *	106	9,754
BioSig Technologies *	9	70
BioSpecifics Technologies *	3	171
BioTelemetry *	19	887
Bluebird Bio *	31	1,670
Blueprint Medicines *	28	1,647
Boston Scientific *	854	32,008
Bridgebio Pharma *	38	1,160
Bristol-Myers Squibb	955	58,075
Brookdale Senior Living *	106	383
Bruker	58	2,281
Calithera Biosciences *	29	178
Cantel Medical	22	814
Cara Therapeutics *	25	371
Cardiovascular Systems *	19	798
CareDx *	22	558
CASI Pharmaceuticals *	22	41
Castlight Health, Cl B *	62	45
Catalent *	86	5,947
Catalyst Pharmaceuticals *	53	251
Catasys *	3	91
Cellular Biomedicine Group *	8	116
CEL-SCI *	18	317
Cerner	178	12,352
Cerus *	79	486
Change Healthcare *	28	326
Chemed	9	3,749
ChemoCentryx *	22	1,166
Chiasma *	18	93
Chimerix *	25	58
ChromaDex *	23	115
Clovis Oncology *	27	205
Codexis *	31	360
Coherus Biosciences *	33	548
Collegium Pharmaceutical *	16	331
Computer Programs & Systems	6	144
Concert Pharmaceuticals *	12	120
Conformis *	34	26
CONMED	16	1,183

COMMON STOCK — continued

	Shares	Value
Constellation Pharmaceuticals *	7	$252
Corbus Pharmaceuticals Holdings *	35	227
CorMedix *	13	54
Cortexyme *	5	228
CorVel *	5	263
Covetrus *	52	618
Crinetics Pharmaceuticals *	8	133
Cross Country Healthcare *	20	126
CryoLife *	21	469
CryoPort *	20	377
Cue Biopharma *	11	281
Cutera *	7	94
Cyclerion Therapeutics *	14	54
Cymabay Therapeutics *	35	62
Cytokinetics *	30	453
CytomX Therapeutics *	25	258
CytoSorbents *	18	154
DaVita *	76	6,005
Deciphera Pharmaceuticals *	17	986
Denali Therapeutics *	34	743
DENTSPLY SIRONA	131	5,560
DexCom *	50	16,760
Dicerna Pharmaceuticals *	29	571
Dynavax Technologies, Cl A *	42	179
Editas Medicine *	28	647
Edwards Lifesciences *	122	26,535
Eidos Therapeutics *	4	186
Elanco Animal Health *	218	5,387
Eli Lilly and	484	74,847
Eloxx Pharmaceuticals *	8	23
Emergent BioSolutions *	24	1,775
Enanta Pharmaceuticals *	9	417
Encompass Health	56	3,710
Enochian Biosciences *	6	21
Ensign Group	29	1,085
Enzo Biochem *	25	76
Epizyme *	41	675
Esperion Therapeutics *	14	554
Evelo Biosciences *	6	33
Evolent Health, Cl A *	48	346
Evolus *	9	37
Exact Sciences *	72	5,687
Exelixis *	169	4,173
EyePoint Pharmaceuticals *	35	34
Fate Therapeutics *	41	1,123
FibroGen *	44	1,623
Five Prime Therapeutics *	19	62
Flexion Therapeutics *	18	192
G1 Therapeutics *	17	223
Galectin Therapeutics *	24	60
Genesis Healthcare, Cl A *	29	25
GenMark Diagnostics *	30	375
Gilead Sciences	746	62,663
Glaukos *	20	734
Global Blood Therapeutics *	33	2,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GlycoMimetics *	18	$50
Gossamer Bio *	24	312
Gritstone Oncology *	10	70
Guardant Health *	29	2,232
Haemonetics *	28	3,186
Halozyme Therapeutics *	77	1,744
Hanger *	22	404
Harpoon Therapeutics *	8	101
Health Catalyst *	9	240
HealthEquity *	39	2,195
HealthStream *	15	342
Heron Therapeutics *	53	756
Heska *	4	283
Hill-Rom Holdings	39	4,387
HMS Holdings *	49	1,405
Hologic *	153	7,665
Homology Medicines *	15	181
Horizon Therapeutics *	110	3,964
ICU Medical *	11	2,412
IDEXX Laboratories *	49	13,602
ImmunoGen *	82	335
Immunomedics *	104	3,160
Incyte *	124	12,110
Innoviva *	39	553
Inogen *	10	500
Inovalon Holdings, Cl A *	40	700
Insmed *	48	1,104
Inspire Medical Systems *	11	788
Insulet *	33	6,591
Integra LifeSciences Holdings *	41	2,093
Intellia Therapeutics *	21	283
Intercept Pharmaceuticals *	14	1,147
Intersect ENT *	17	195
Intra-Cellular Therapies *	26	459
IntriCon *	4	53
Intuitive Surgical *	67	34,228
Invacare	20	150
Invitae *	49	811
Ionis Pharmaceuticals *	74	4,109
Iovance Biotherapeutics *	65	2,090
iRadimed *	3	65
iRhythm Technologies *	14	1,479
Ironwood Pharmaceuticals, Cl A *	90	900
Jazz Pharmaceuticals *	32	3,528
Joint *	7	85
Jounce Therapeutics *	9	44
Kadmon Holdings *	66	284
Kala Pharmaceuticals *	15	149
Karuna Therapeutics *	5	415
Kindred Biosciences *	21	105
Kiniksa Pharmaceuticals, Cl A *	9	180
Kodiak Sciences *	16	873
Krystal Biotech *	6	283
Kura Oncology *	23	335
La Jolla Pharmaceutical *	14	102

COMMON STOCK — continued

	Shares	Value
Lannett *	18	$172
Lantheus Holdings *	22	287
LeMaitre Vascular	9	256
Lexicon Pharmaceuticals *	62	117
LHC Group *	17	2,210
LivaNova *	28	1,487
Livongo Health *	18	720
MacroGenics *	21	151
Madrigal Pharmaceuticals *	5	418
Magenta Therapeutics *	10	82
Mallinckrodt *	50	203
MannKind *	106	138
Marker Therapeutics *	17	47
Masimo *	28	5,989
MediciNova *	21	108
MEI Pharma *	33	89
MeiraGTx Holdings *	12	165
Menlo Therapeutics *	6	11
Meridian Bioscience *	24	288
Merit Medical Systems *	30	1,225
Mersana Therapeutics *	18	163
Mesa Laboratories	2	476
Mettler-Toledo International *	14	10,078
Mirati Therapeutics *	22	1,871
Misonix *	5	63
Moderna *	117	5,381
Molecular Templates *	12	195
Momenta Pharmaceuticals *	55	1,744
MyoKardia *	25	1,571
Myovant Sciences *	19	228
Myriad Genetics *	40	618
NanoString Technologies *	19	603
Natera *	36	1,333
National HealthCare	6	410
National Research	7	361
Natus Medical *	19	475
Nektar Therapeutics, Cl A *	95	1,824
Neogen *	30	1,878
Neurocrine Biosciences *	52	5,103
Nevro *	18	2,118
NextCure *	6	195
NextGen Healthcare *	28	295
NGM Biopharmaceuticals *	10	183
Novavax *	13	236
Ocular Therapeutix *	23	132
Odonate Therapeutics *	16	450
Omeros *	28	465
Omnicell *	23	1,677
Oncocyte *	20	54
OptimizeRx *	6	56
Optinose *	9	36
Option Care Health *	18	257
OraSure Technologies *	35	558
OrthoPediatrics *	5	244
Owens & Minor	34	241

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Oxford Immunotec Global *	14	$174
Pacific Biosciences of California *	78	258
Pacira BioSciences *	23	950
Palatin Technologies *	127	62
Paratek Pharmaceuticals *	16	65
Patterson	48	877
PDL BioPharma *	76	258
Penumbra *	18	3,192
Personalis *	9	93
PetIQ, Cl A *	11	315
Pfenex *	19	109
Phibro Animal Health, Cl A	11	294
Phreesia *	5	127
Pieris Pharmaceuticals *	30	80
Portola Pharmaceuticals *	44	312
PRA Health Sciences *	36	3,474
Precision BioSciences *	17	117
Premier, Cl A *	34	1,127
Prestige Consumer Healthcare *	29	1,180
Prevail Therapeutics *	16	231
Principia Biopharma *	13	808
Progenics Pharmaceuticals *	43	169
Protagonist Therapeutics *	11	74
Providence Service *	7	406
PTC Therapeutics *	34	1,731
Pulse Biosciences *	5	56
Puma Biotechnology *	19	191
Quanterix *	9	236
Quest Diagnostics	80	8,809
Quidel *	21	2,919
R1 RCM *	56	578
Radius Health *	27	424
RadNet *	23	325
Reata Pharmaceuticals, Cl A *	13	2,056
Recro Pharma *	13	110
Regeneron Pharmaceuticals *	48	25,242
REGENXBIO *	19	757
Replimune Group *	5	90
ResMed	83	12,892
Retrophin *	24	365
Revance Therapeutics *	22	407
Rhythm Pharmaceuticals *	15	283
Rigel Pharmaceuticals *	96	172
Rocket Pharmaceuticals *	25	370
RTI Surgical Holdings *	39	106
Rubius Therapeutics *	17	103
Sage Therapeutics *	29	1,130
Sarepta Therapeutics *	40	4,715
Scholar Rock Holding *	10	164
SeaSpine Holdings *	8	82
Seattle Genetics *	98	13,449
Select Medical Holdings *	63	1,075
Shockwave Medical *	10	401
SI-BONE *	9	146
Sientra *	24	55

COMMON STOCK — continued

	Shares	Value
SIGA Technologies *	45	$266
Silk Road Medical *	8	335
Simulations Plus	7	266
Soliton *	3	27
Spectrum Pharmaceuticals *	54	157
Spero Therapeutics *	7	87
SpringWorks Therapeutics *	15	454
STAAR Surgical *	26	996
Stemline Therapeutics *	25	131
STERIS	49	6,983
Stoke Therapeutics *	8	168
Strongbridge Biopharma *	19	54
Supernus Pharmaceuticals *	29	679
Surmodics *	7	267
Sutro Biopharma *	5	49
Syndax Pharmaceuticals *	12	216
Syneos Health, Cl A *	35	1,953
Syros Pharmaceuticals *	17	143
Tabula Rasa HealthCare *	11	697
Tactile Systems Technology *	10	516
Tandem Diabetes Care *	30	2,393
TCR2 Therapeutics *	5	48
Teladoc Health *	41	6,748
Teleflex	26	8,720
TG Therapeutics *	47	553
Theravance Biopharma *	24	700
Tivity Health *	23	206
Translate Bio *	23	295
TransMedics Group *	7	127
Tricida *	20	605
Turning Point Therapeutics *	13	670
Twist Bioscience *	10	327
Tyme Technologies *	26	42
Ultragenyx Pharmaceutical *	30	1,813
United Therapeutics *	24	2,629
UNITY Biotechnology *	13	84
US Physical Therapy	7	529
Vanda Pharmaceuticals *	30	345
Vapotherm *	6	122
Varex Imaging *	22	575
Varian Medical Systems *	54	6,177
Veeva Systems, Cl A *	77	14,693
Veracyte *	22	593
Verrica Pharmaceuticals *	7	84
Vertex Pharmaceuticals *	150	37,680
ViewRay *	45	94
Viking Therapeutics *	37	213
Vocera Communications *	17	322
Voyager Therapeutics *	12	130
Waters *	37	6,919
West Pharmaceutical Services	42	7,949
X4 Pharmaceuticals *	6	56
Xencor *	32	935
Xeris Pharmaceuticals *	12	32
Y-mAbs Therapeutics *	8	269

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Zimmer Biomet Holdings	120	$14,364
ZIOPHARM Oncology *	100	280
Zoetis, Cl A	277	35,819
Zogenix *	25	706
Zynerba Pharmaceuticals *	11	43
Zynex *	9	159

		992,899

INDUSTRIALS — 7.6%
3M	310	47,095
AAON	23	1,096
Acacia Research *	28	71
ACCO Brands	56	414
Acuity Brands	23	1,992
ADT	57	327
Advanced Disposal Services *	51	1,645
Advanced Drainage Systems	29	1,176
AGCO	36	1,902
Air Lease, Cl A	62	1,621
Air Transport Services Group *	33	668
Alamo Group	6	591
Alaska Air Group	71	2,309
Allegiant Travel, Cl A	7	549
Allegion	53	5,329
AMERCO	5	1,401
Ameresco, Cl A *	11	199
American Airlines Group	248	2,978
American Woodmark *	9	463
AMETEK	129	10,819
AO Smith	77	3,263
Apogee Enterprises	15	307
Applied Industrial Technologies	21	1,100
ArcBest	14	285
Arcosa	27	1,006
Argan	8	300
Armstrong World Industries	27	2,081
ASGN *	28	1,301
Astec Industries	12	481
Atkore International Group *	27	657
Atlas Air Worldwide Holdings *	14	460
Avis Budget Group *	45	742
AZZ	14	439
Barrett Business Services	4	196
Beacon Roofing Supply *	30	660
BG Staffing	5	61
Bloom Energy, Cl A *	35	268
Blue Bird *	7	86
BMC Stock Holdings *	38	808
Brady, Cl A	27	1,176
Briggs & Stratton	23	52
BrightView Holdings *	26	333
Brink’s	27	1,380
Builders FirstSource *	65	1,193
CAI International *	9	148
Casella Waste Systems, Cl A *	25	1,160

COMMON STOCK — continued

	Shares	Value
Caterpillar	311	$36,193
CBIZ *	29	689
CH Robinson Worldwide	77	5,459
Chart Industries *	19	679
Cintas	49	10,870
Clean Harbors *	29	1,549
Columbus McKinnon	13	352
Comfort Systems USA	21	699
Concrete Pumping Holdings *	15	43
Construction Partners, Cl A *	10	183
Copart *	117	9,373
Cornerstone Building Brands *	24	128
CoStar Group *	20	12,964
Covanta Holding	77	599
Covenant Transportation Group, Cl A *	7	62
CRA International	4	169
CSW Industrials	8	530
CSX	453	30,002
Cummins	77	12,590
Deere	181	26,256
Delta Air Lines	371	9,613
Deluxe	24	676
Douglas Dynamics	13	480
Dover	78	7,305
DXP Enterprises *	9	134
Dycom Industries *	17	554
Eagle Bulk Shipping *	47	79
Eaton	228	19,037
Echo Global Logistics *	15	263
EMCOR Group	32	2,033
Emerson Electric	327	18,649
Encore Wire	12	549
Energous *	13	29
Energy Recovery *	22	179
Ennis	14	261
Equifax	70	9,723
EVI Industries *	2	37
Evoqua Water Technologies *	45	722
Expeditors International of Washington	99	7,089
Exponent	29	2,040
Fastenal	335	12,135
Federal Signal	34	916
FedEx	141	17,875
Flowserve	77	2,169
Forrester Research *	6	188
Fortune Brands Home & Security	81	3,904
Forward Air	16	826
Foundation Building Materials *	12	140
Franklin Covey *	5	104
Franklin Electric	22	1,118
FTI Consulting *	21	2,675
Gates Industrial *	25	215
GATX	20	1,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Genco Shipping & Trading	23	$134
Gencor Industries *	5	61
Generac Holdings *	36	3,508
General Finance *	10	58
Gibraltar Industries *	18	833
GMS *	22	404
Gorman-Rupp	10	295
Graco	96	4,287
GrafTech International	36	292
Granite Construction	27	444
Great Lakes Dredge & Dock *	35	309
Greenbrier	18	306
H&E Equipment Services	18	293
Harsco *	45	449
Hawaiian Holdings	24	346
HD Supply Holdings *	96	2,849
Healthcare Services Group	39	994
Heartland Express	26	509
Heidrick & Struggles International	11	247
Helios Technologies	17	605
Herc Holdings *	15	423
Heritage-Crystal Clean *	8	147
Herman Miller	33	744
Hertz Global Holdings *	80	323
Hillenbrand	36	754
HNI	24	584
Honeywell International	396	56,192
Hub Group, Cl A *	18	866
Hurco	3	98
Huron Consulting Group *	12	672
Hyster-Yale Materials Handling	3	117
IAA *	78	3,011
IDEX	44	6,760
IES Holdings *	11	217
IHS Markit	233	15,680
Illinois Tool Works	178	28,925
Ingersoll Rand *	124	3,606
InnerWorkings *	23	41
Insperity	22	1,050
Insteel Industries	10	176
Interface, Cl A	32	296
Jacobs Engineering Group	78	6,454
JB Hunt Transport Services	48	4,854
JELD-WEN Holding *	38	483
JetBlue Airways *	168	1,636
Johnson Controls International	430	12,516
Kadant	6	505
Kansas City Southern	58	7,572
KAR Auction Services	77	1,153
Kelly Services, Cl A	19	294
Kforce	12	359
Kimball International, Cl B	20	245
Kirby *	32	1,710
Knight-Swift Transportation Holdings, Cl A	70	2,603

COMMON STOCK — continued

	Shares	Value
Knoll	27	$315
Korn Ferry	32	923
Landstar System	22	2,273
Lawson Products *	5	168
LB Foster, Cl A *	5	72
Lennox International	19	3,547
Lincoln Electric Holdings	35	2,818
Lindsay	6	540
Lydall *	9	101
Lyft, Cl A *	114	3,743
Macquarie Infrastructure	50	1,380
Manitowoc *	20	184
ManpowerGroup	34	2,524
Marten Transport	22	493
Masco	165	6,771
MasTec *	33	1,185
Matthews International, Cl A	17	407
McGrath RentCorp	14	764
Mesa Air Group *	14	64
Middleby *	32	1,780
Miller Industries	6	182
Mobile Mini	25	714
MRC Global *	45	241
MSA Safety	20	2,251
MSC Industrial Direct, Cl A	26	1,551
Mueller Industries	32	829
Mueller Water Products, Cl A	90	854
MYR Group *	9	270
Nielsen Holdings	204	3,005
Nordson	29	4,666
Norfolk Southern	148	25,323
Northwest Pipe *	5	122
NOW *	62	383
NV5 Global *	5	234
nVent Electric	98	1,828
Old Dominion Freight Line	61	8,863
Omega Flex	1	90
Owens Corning	60	2,602
PACCAR	200	13,846
PAM Transportation Services *	1	38
Parker-Hannifin	68	10,752
Patrick Industries	13	536
Pentair	102	3,528
PGT Innovations *	32	331
PICO Holdings *	11	94
Pitney Bowes	95	335
Plug Power *	150	628
Powell Industries	5	127
Preformed Line Products	1	50
Primoris Services	26	406
Proto Labs *	14	1,422
Quad	18	67
Quanex Building Products	18	224
Quanta Services	82	2,982
Radiant Logistics *	21	90

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Republic Services, Cl A	186	$14,571
Resideo Technologies *	43	221
Resources Connection	17	185
REV Group	15	80
Robert Half International	66	3,120
Rockwell Automation	68	12,885
Rollins	88	3,520
Roper Technologies	60	20,462
RR Donnelley & Sons	39	67
Rush Enterprises, Cl A	16	600
Ryder System	30	1,062
Saia *	14	1,295
Schneider National, Cl B	28	613
Scorpio Bulkers	4	105
Simpson Manufacturing	23	1,658
SiteOne Landscape Supply *	23	2,038
SkyWest	28	867
Snap-on	30	3,909
Southwest Airlines	315	9,843
SP Plus *	13	274
Spartan Motors	19	268
Spirit Airlines *	39	586
SPX *	25	953
Stanley Black & Decker	89	9,808
Steelcase, Cl A	49	537
Stericycle *	52	2,538
Sterling Construction *	15	148
Sunrun *	66	926
Systemax	7	139
Teledyne Technologies *	21	6,839
Tennant	10	592
Terex	40	608
Thermon Group Holdings *	18	275
Titan International	33	47
Titan Machinery *	11	103
Toro	61	3,892
TPI Composites *	17	298
Trane Technologies	141	12,326
Transcat *	4	112
TransDigm Group	29	10,529
TransUnion	113	8,903
Trex *	33	3,142
TriNet Group *	25	1,224
Trinity Industries	69	1,331
TrueBlue *	22	342
Tutor Perini *	23	161
Twin Disc *	5	30
Uber Technologies *	435	13,167
UniFirst	9	1,513
Union Pacific	403	64,395
United Airlines Holdings *	147	4,348
United Parcel Service, Cl B	407	38,526
United Rentals *	44	5,654
Univar Solutions *	97	1,408
Universal Forest Products	34	1,398

COMMON STOCK — continued

	Shares	Value
Universal Logistics Holdings	5	$70
Upwork *	37	308
US Ecology	12	393
US Xpress Enterprises, Cl A *	12	52
Valmont Industries	12	1,407
Verisk Analytics, Cl A	92	14,059
Veritiv *	7	66
Viad	11	264
Vivint Solar *	25	159
Wabash National	30	246
WABCO Holdings *	29	3,897
Waste Management	240	24,004
Watsco	18	2,898
Watts Water Technologies, Cl A	15	1,236
Welbilt *	81	399
Werner Enterprises	25	1,003
Westinghouse Air Brake Technologies	103	5,811
Willdan Group *	6	152
Willis Lease Finance *	1	20
WillScot, Cl A *	32	373
WW Grainger	24	6,615
XPO Logistics *	53	3,537
Xylem	105	7,550
YRC Worldwide *	18	31

		1,021,676

INFORMATION TECHNOLOGY — 29.8%
2U *	35	831
3D Systems *	65	552
8x8 *	56	950
A10 Networks *	33	225
Acacia Communications *	22	1,489
Accenture, Cl A	288	53,335
ACI Worldwide *	65	1,781
Adesto Technologies *	14	166
Adobe *	282	99,726
ADTRAN	27	278
Advanced Energy Industries *	21	1,168
Advanced Micro Devices *	593	31,067
Agilysys *	11	215
Airgain *	4	32
Akamai Technologies *	93	9,087
Akoustis Technologies *	14	127
Alarm.com Holdings *	21	939
Alliance Data Systems	25	1,252
Alpha & Omega Semiconductor *	10	120
Altair Engineering, Cl A *	21	693
Alteryx, Cl A *	29	3,282
Ambarella *	18	946
Amdocs	80	5,155
American Software, Cl A	16	264
Amkor Technology *	56	553
Amphenol, Cl A	162	14,299
Analog Devices	205	22,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Anaplan *	56	$2,288
ANSYS *	51	13,353
Appfolio, Cl A *	8	879
Appian, Cl A *	18	822
Apple	2,589	760,648
Applied Materials	524	26,032
Applied Optoelectronics *	10	107
Arista Networks *	31	6,798
Arlo Technologies *	42	115
Aspen Technology *	40	4,090
Autodesk *	128	23,953
Automatic Data Processing	254	37,259
Avalara *	40	3,575
Avid Technology *	19	133
Axcelis Technologies *	18	420
AXT *	19	105
Badger Meter	16	944
Belden	26	889
Benefitfocus *	16	173
Black Knight *	83	5,857
Blackbaud	27	1,492
Blackline *	27	1,640
Bottomline Technologies DE *	24	999
Box, Cl A *	81	1,307
Brightcove *	21	164
Broadcom	220	59,756
Broadridge Financial Solutions	67	7,772
Brooks Automation	40	1,540
Cabot Microelectronics	16	1,961
Cadence Design Systems *	163	13,224
CalAmp *	18	121
Calix *	29	334
Cardtronics *	27	618
Casa Systems *	15	77
Cass Information Systems	7	281
CDK Global	70	2,750
CDW	84	9,307
Cerence *	1	21
Ceridian HCM Holding *	51	3,007
CEVA *	12	376
ChannelAdvisor *	15	155
Ciena *	88	4,070
Cirrus Logic *	33	2,495
Cisco Systems	2,432	103,068
Citrix Systems	75	10,876
Clearfield *	6	78
Cloudera *	149	1,234
Cognex	94	5,193
Cognizant Technology Solutions, Cl A	323	18,740
Coherent *	13	1,662
Cohu	23	380
CommScope Holding *	108	1,189
CommVault Systems *	24	1,025
Conduent *	116	292

COMMON STOCK — continued

	Shares	Value
CoreLogic	46	$1,767
Cornerstone OnDemand *	33	1,107
Coupa Software *	36	6,339
CSG Systems International	18	874
Daktronics	21	95
DASAN Zhone Solutions *	6	38
Dell Technologies, Cl C *	140	5,977
Diebold Nixdorf *	43	212
Digi International *	16	182
Digimarc *	6	101
Digital Turbine *	45	264
Diodes *	23	1,170
DocuSign, Cl A *	62	6,495
Dolby Laboratories, Cl A	36	2,161
Domo, Cl B *	11	214
Dropbox, Cl A *	125	2,628
DSP Group *	12	207
Dynatrace *	42	1,254
Ebix	13	272
EchoStar, Cl A *	27	852
eGain *	15	125
Elastic *	28	1,796
Endurance International Group Holdings *	51	131
Enphase Energy *	50	2,342
Envestnet *	28	1,751
EPAM Systems *	30	6,627
ePlus *	7	495
Euronet Worldwide *	29	2,661
Everbridge *	18	2,005
Evo Payments, Cl A *	20	398
ExlService Holdings *	19	1,173
Extreme Networks *	68	231
F5 Networks *	34	4,735
Fair Isaac *	16	5,647
FARO Technologies *	10	549
Fastly, Cl A *	6	130
Fidelity National Information Services	362	47,744
FireEye *	122	1,404
First Solar *	43	1,892
Fiserv *	332	34,216
Fitbit, Cl A *	131	876
Five9 *	34	3,151
FleetCor Technologies *	50	12,063
ForeScout Technologies *	22	699
FormFactor *	43	1,002
Fortinet *	85	9,158
Gartner *	50	5,941
Genpact	96	3,305
Global Payments	174	28,887
GoDaddy, Cl A *	102	7,082
GreenSky, Cl A *	25	109
GTT Communications *	26	295
GTY Technology Holdings *	20	78

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Guidewire Software *	47	$4,269
Hackett Group	14	208
Harmonic *	48	278
Hewlett Packard Enterprise	711	7,153
HP	866	13,432
HubSpot *	23	3,878
I3 Verticals, Cl A *	8	186
Ichor Holdings *	12	299
Immersion *	17	118
Impinj *	11	247
Infinera *	100	617
Information Services Group *	19	48
Inseego *	42	502
Insight Enterprises *	20	1,086
Intel	2,524	151,391
Intelligent Systems *	3	101
InterDigital	17	982
International Business Machines	392	49,220
International Money Express *	12	97
Intuit	148	39,932
Iteris *	21	84
Itron *	22	1,536
j2 Global	26	2,097
Jack Henry & Associates	44	7,196
Juniper Networks	200	4,320
Keysight Technologies *	109	10,548
KLA	90	14,768
Lam Research	83	21,188
Lattice Semiconductor *	75	1,688
Limelight Networks *	62	314
LivePerson *	36	862
LiveRamp Holdings *	38	1,439
LogMeIn	27	2,307
Lumentum Holdings *	43	3,479
Manhattan Associates *	36	2,554
Marvell Technology Group	374	10,001
Mastercard, Cl A	521	143,259
Maxim Integrated Products	151	8,302
MAXIMUS	36	2,424
MaxLinear, Cl A *	35	577
Medallia *	35	752
Microchip Technology	129	11,317
Micron Technology *	642	30,745
Microsoft	4,446	796,767
MicroStrategy, Cl A *	4	505
Mitek Systems *	22	205
MobileIron *	56	285
Model N *	14	404
MoneyGram International *	16	27
MongoDB, Cl A *	26	4,215
Monolithic Power Systems	24	4,798
Motorola Solutions	99	14,237
Napco Security Technologies *	6	120
NCR *	73	1,498
NeoPhotonics *	25	241

COMMON STOCK — continued

	Shares	Value
NetApp	140	$6,128
NETGEAR *	16	384
NetScout Systems *	41	1,086
New Relic *	28	1,503
NIC	36	872
nLight *	17	268
NortonLifeLock	354	7,530
Nuance Communications *	164	3,313
Nutanix, Cl A *	99	2,029
NVE	2	114
NVIDIA	335	97,914
Okta, Cl A *	61	9,229
ON Semiconductor *	226	3,626
OneSpan *	18	302
Onto Innovation *	13	422
Oracle	1,246	66,001
PagerDuty *	15	317
Palo Alto Networks *	55	10,808
Paychex	189	12,950
Paycom Software *	29	7,570
Paylocity Holding *	19	2,176
PayPal Holdings *	649	79,827
Paysign *	15	129
PC Connection	6	276
PDF Solutions *	16	256
Pegasystems	21	1,756
Perficient *	18	627
Photronics *	37	442
Ping Identity Holding *	8	199
Plantronics	18	254
Pluralsight, Cl A *	48	789
Power Integrations	15	1,535
PRGX Global *	12	48
Progress Software	25	1,023
Proofpoint *	32	3,895
PROS Holdings *	22	757
PTC *	61	4,224
Pure Storage, Cl A *	128	1,843
Q2 Holdings *	24	1,913
QAD, Cl A	6	254
Qorvo *	65	6,372
QUALCOMM	699	54,990
Qualys *	19	2,003
Rambus *	62	777
Rapid7 *	24	1,093
RealPage *	50	3,225
RingCentral, Cl A *	39	8,913
Rosetta Stone *	12	205
Sabre	161	1,170
Sailpoint Technologies Holdings *	49	911
salesforce.com *	501	81,137
ScanSource *	14	363
Seagate Technology	155	7,742
SecureWorks, Cl A *	4	46
Semtech *	37	1,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ServiceNow *	104	$36,560
ServiceSource International *	48	59
SharpSpring *	3	21
ShotSpotter *	4	137
Silicon Laboratories *	25	2,431
Skyworks Solutions	92	9,557
Smartsheet, Cl A *	42	2,214
SolarWinds *	29	492
Splunk *	92	12,913
SPS Commerce *	20	1,110
Square, Cl A *	193	12,572
SS&C Technologies Holdings	128	7,060
SunPower, Cl A *	38	279
SVMK *	63	989
Switch, Cl A	34	584
Sykes Enterprises *	22	630
Synaptics *	18	1,177
Synchronoss Technologies *	19	66
SYNNEX	24	2,101
Synopsys *	88	13,827
TE Connectivity	181	13,297
Tech Data *	20	2,813
Telenav *	21	98
Tenable Holdings *	22	573
Teradata *	65	1,598
Teradyne	97	6,066
Texas Instruments	531	61,633
TiVo	73	513
Trade Desk, Cl A *	21	6,144
TTEC Holdings	8	312
Twilio, Cl A *	67	7,524
Tyler Technologies *	21	6,734
Ubiquiti	6	972
Ultra Clean Holdings *	21	386
Unisys *	36	453
Universal Display	24	3,603
Upland Software *	12	380
Varonis Systems *	16	1,073
Veeco Instruments *	27	295
Verint Systems *	37	1,581
VeriSign *	68	14,245
Verra Mobility, Cl A *	59	529
VirnetX Holding *	34	189
Virtusa *	16	528
Visa, Cl A	1,016	181,580
VMware, Cl A *	44	5,787
Western Digital	164	7,557
Western Union	246	4,691
WEX *	25	3,308
Workday, Cl A *	94	14,467
Workiva, Cl A *	18	690
Xerox Holdings	124	2,268
Xilinx	150	13,110
Xperi	27	413
Yext *	55	704

COMMON STOCK — continued

	Shares	Value
Zebra Technologies, Cl A *	31	$7,119
Zendesk *	63	4,843
Zix *	31	170
Zscaler *	38	2,549
Zuora, Cl A *	44	465

		3,987,903

MATERIALS — 2.7%
Advanced Emissions Solutions	9	67
AdvanSix *	15	183
AgroFresh Solutions *	27	54
Air Products & Chemicals	130	29,325
Albemarle	61	3,747
Alcoa *	109	888
American Vanguard	15	189
Amyris *	32	86
AptarGroup	37	3,962
Ashland Global Holdings	35	2,159
Avery Dennison	52	5,740
Balchem	18	1,606
Ball	189	12,396
Berry Global Group *	78	3,104
Boise Cascade	22	688
Cabot	32	1,084
Carpenter Technology	26	576
Celanese, Cl A	71	5,898
Century Aluminum *	45	196
CF Industries Holdings	124	3,410
Chemours	96	1,126
Clearwater Paper *	9	215
Cleveland-Cliffs	210	920
Coeur Mining *	137	577
Commercial Metals	68	1,084
Compass Minerals International	19	934
Contura Energy *	11	42
Corteva	424	11,105
Crown Holdings *	76	4,895
Domtar	37	864
Dow	435	15,960
DuPont de Nemours	394	18,526
Eagle Materials	23	1,403
Eastman Chemical	79	4,780
Ecolab	166	32,121
Element Solutions *	123	1,261
Ferro *	46	459
Flotek Industries *	35	31
FMC	75	6,893
Freeport-McMoRan	853	7,532
FutureFuel	15	156
GCP Applied Technologies *	34	582
Gold Resource	38	157
Graphic Packaging Holding	171	2,283
Greif, Cl A	14	474
Hawkins	5	187
Hecla Mining	282	742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Huntsman	116	$1,950
Ingevity *	23	1,194
Innospec	13	943
International Flavors & Fragrances	62	8,124
International Paper	231	7,911
Intrepid Potash *	55	53
Kaiser Aluminum	9	650
Koppers Holdings *	11	173
Kraton *	17	265
Kronos Worldwide	13	123
Livent *	81	502
Louisiana-Pacific	73	1,460
LyondellBasell Industries, Cl A	150	8,693
Martin Marietta Materials	35	6,658
Minerals Technologies	20	881
Mosaic	205	2,360
Myers Industries	20	247
Neenah	9	440
NewMarket	5	2,057
Newmont	487	28,967
Nucor	175	7,208
O-I Glass, Cl I	90	742
Packaging Corp of America	55	5,316
PH Glatfelter	25	365
PPG Industries	131	11,899
PQ Group Holdings *	22	258
Quaker Chemical	7	1,065
Rayonier Advanced Materials	35	62
Royal Gold	38	4,656
RPM International	74	4,914
Ryerson Holding *	9	42
Schnitzer Steel Industries, Cl A	15	233
Schweitzer-Mauduit International	18	580
Scotts Miracle-Gro, Cl A	22	2,729
Sealed Air	89	2,545
Sensient Technologies	24	1,147
Sherwin-Williams	47	25,209
Silgan Holdings	45	1,553
Sonoco Products	57	2,784
Steel Dynamics	121	2,937
Stepan	12	1,145
Summit Materials, Cl A *	62	937
SunCoke Energy	53	167
Synalloy *	4	35
TimkenSteel *	20	52
Trecora Resources *	12	71
Tredegar	16	264
Trinseo	22	450
Tronox Holdings	49	334
UFP Technologies *	3	129
United States Lime & Minerals	1	80
US Concrete *	8	153
Valvoline	107	1,839
Venator Materials *	30	38
Verso *	18	250

COMMON STOCK — continued

	Shares	Value
Vulcan Materials	75	$8,473
Warrior Met Coal	29	364
Westlake Chemical	19	826
WestRock	150	4,829
WR Grace	36	1,700

		362,698

REAL ESTATE — 4.4%
Acadia Realty Trust ‡	50	620
Agree Realty ‡	24	1,563
Alexander & Baldwin ‡	39	512
Alexander’s ‡	1	315
Alexandria Real Estate Equities ‡	66	10,368
American Assets Trust ‡	29	821
American Campus Communities ‡	78	2,753
American Finance Trust ‡	61	470
American Homes 4 Rent, Cl A ‡	151	3,645
American Tower ‡	258	61,403
Americold Realty Trust ‡	112	3,426
Apartment Investment and Management, Cl A ‡	85	3,202
Apple Hospitality ‡	122	1,181
Armada Hoffler Properties ‡	31	298
Ashford Hospitality Trust ‡	59	49
AvalonBay Communities ‡	81	13,199
Blackstone Mortgage Trust, Cl A ‡	76	1,788
Bluerock Residential Growth, Cl A ‡	13	76
Boston Properties ‡	90	8,746
Braemar Hotels & Resorts ‡	16	50
Brandywine Realty Trust ‡	102	1,138
Brixmor Property Group ‡	171	1,958
Brookfield Property, Cl A ‡	41	402
BRT Apartments ‡	5	50
Camden Property Trust ‡	55	4,844
CareTrust ‡	56	923
CatchMark Timber Trust, Cl A ‡	28	220
CBRE Group, Cl A *	195	8,371
Cedar Realty Trust ‡	48	50
Chatham Lodging Trust ‡	27	203
CIM Commercial Trust ‡	6	61
Clipper Realty ‡	8	42
Colony Capital ‡	284	656
Columbia Property Trust ‡	68	972
Community Healthcare Trust ‡	10	372
Consolidated-Tomoka Land	2	84
CoreCivic ‡	69	905
CorEnergy Infrastructure Trust ‡	7	85
CorePoint Lodging ‡	22	96
CoreSite Realty ‡	21	2,545
Corporate Office Properties Trust ‡	65	1,717
Cousins Properties ‡	85	2,564
Crown Castle International ‡	241	38,422
CubeSmart ‡	111	2,797
Cushman & Wakefield *	95	1,156
CyrusOne ‡	65	4,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
DiamondRock Hospitality ‡	116	$723
Digital Realty Trust ‡	122	18,238
Diversified Healthcare Trust ‡	137	426
Douglas Emmett ‡	97	2,958
Duke Realty ‡	211	7,322
Easterly Government Properties ‡	41	1,103
EastGroup Properties ‡	21	2,226
Empire State Realty Trust, Cl A ‡	87	727
EPR Properties ‡	45	1,324
Equinix ‡	49	33,084
Equity Commonwealth ‡	70	2,377
Equity LifeStyle Properties ‡	101	6,091
Equity Residential ‡	212	13,793
Essential Properties Realty Trust ‡	45	661
Essex Property Trust ‡	37	9,032
eXp World Holdings *	13	119
Extra Space Storage ‡	73	6,442
Farmland Partners ‡	15	98
Federal Realty Investment Trust ‡	43	3,581
First Industrial Realty Trust ‡	73	2,757
Five Point Holdings, Cl A *	33	186
Forestar Group *	9	119
Four Corners Property Trust ‡	39	873
Franklin Street Properties ‡	59	321
Front Yard Residential ‡	28	319
FRP Holdings *	3	130
Gaming and Leisure Properties ‡	117	3,304
GEO Group ‡	71	900
Getty Realty ‡	19	516
Gladstone Commercial ‡	17	269
Gladstone Land ‡	10	134
Global Medical ‡	19	198
Global Net Lease ‡	51	734
Hannon Armstrong Sustainable Infrastructure Capital ‡	37	1,036
Healthcare Realty Trust ‡	74	2,175
Healthcare Trust of America, Cl A ‡	120	2,956
Healthpeak Properties ‡	287	7,502
Hersha Hospitality Trust, Cl A ‡	20	105
Highwoods Properties ‡	59	2,290
Host Hotels & Resorts ‡	422	5,195
Howard Hughes *	24	1,300
Hudson Pacific Properties ‡	88	2,163
Independence Realty Trust ‡	52	524
Industrial Logistics Properties Trust ‡	37	692
Innovative Industrial Properties, Cl A ‡	6	471
Investors Real Estate Trust ‡	6	376
Invitation Homes ‡	279	6,598
Iron Mountain ‡	165	3,990
iStar ‡	34	341
JBG SMITH Properties ‡	76	2,580
Jernigan Capital ‡	12	158
Jones Lang LaSalle	29	3,062

COMMON STOCK — continued

	Shares	Value
Kennedy-Wilson Holdings	71	$1,005
Kilroy Realty ‡	60	3,736
Kimco Realty ‡	234	2,553
Kite Realty Group Trust ‡	49	501
Lamar Advertising, Cl A ‡	49	2,825
Lexington Realty Trust, Cl B ‡	141	1,473
Life Storage ‡	26	2,277
LTC Properties ‡	23	819
Macerich ‡	79	590
Mack-Cali Realty ‡	50	810
Marcus & Millichap *	13	378
MGM Growth Properties, Cl A ‡	54	1,359
Mid-America Apartment Communities ‡	65	7,275
Monmouth Real Estate Investment ‡	52	707
National Health Investors ‡	25	1,377
National Retail Properties ‡	98	3,199
National Storage Affiliates Trust ‡	34	968
New Senior Investment Group ‡	49	162
Newmark Group, Cl A	86	334
NexPoint Residential Trust ‡	12	361
Office Properties Income Trust ‡	27	740
Omega Healthcare Investors ‡	125	3,644
One Liberty Properties ‡	9	141
Outfront Media ‡	83	1,302
Paramount Group ‡	114	1,100
Park Hotels & Resorts ‡	143	1,360
Pebblebrook Hotel Trust ‡	76	900
Pennsylvania Real Estate Investment Trust ‡	35	35
Piedmont Office Realty Trust, Cl A ‡	72	1,249
PotlatchDeltic ‡	37	1,299
Preferred Apartment Communities, Cl A ‡	25	185
Prologis ‡	432	38,546
PS Business Parks ‡	11	1,420
Public Storage ‡	87	16,134
QTS Realty Trust, Cl A ‡	32	2,001
Rafael Holdings, Cl B *	5	71
Rayonier ‡	75	1,802
RE, Cl A	10	263
Realogy Holdings	65	282
Realty Income ‡	186	10,215
Redfin *	44	930
Regency Centers ‡	95	4,171
Retail Opportunity Investments ‡	64	621
Retail Properties of America, Cl A ‡	125	775
Retail Value ‡	8	116
Rexford Industrial Realty ‡	64	2,606
RLJ Lodging Trust ‡	100	929
RMR Group, Cl A	8	237
RPT Realty ‡	46	314
Ryman Hospitality Properties ‡	29	1,025
Sabra Health Care ‡	111	1,423
Safehold ‡	5	289

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Saul Centers ‡	7	$228
SBA Communications, Cl A ‡	65	18,845
Seritage Growth Properties ‡	19	201
Service Properties Trust ‡	94	651
Simon Property Group ‡	178	11,885
SITE Centers ‡	85	515
SL Green Realty ‡	48	2,546
Spirit Realty Capital ‡	52	1,600
St. Joe *	34	622
STAG Industrial ‡	77	2,021
STORE Capital ‡	138	2,770
Stratus Properties *	4	67
Summit Hotel Properties ‡	60	364
Sun Communities ‡	51	6,854
Sunstone Hotel Investors ‡	135	1,241
Tanger Factory Outlet Centers ‡	53	399
Taubman Centers ‡	34	1,465
Tejon Ranch *	14	192
Terreno Realty ‡	37	2,028
UDR ‡	167	6,257
UMH Properties ‡	20	260
Uniti Group ‡	103	727
Urban Edge Properties ‡	67	771
Urstadt Biddle Properties, Cl A ‡	16	234
Ventas ‡	222	7,182
VEREIT ‡	627	3,436
VICI Properties ‡	268	4,669
Vornado Realty Trust ‡	105	4,601
Washington Prime Group ‡	109	94
Washington Real Estate Investment Trust ‡	46	1,073
Weingarten Realty Investors ‡	69	1,255
Welltower ‡	233	11,937
Weyerhaeuser ‡	438	9,579
Whitestone, Cl B ‡	21	142
WP Carey ‡	98	6,446
Xenia Hotels & Resorts ‡	66	640

		596,908

UTILITIES — 4.0%
AES	395	5,234
ALLETE	29	1,669
Alliant Energy	140	6,797
Ameren	142	10,331
American Electric Power	289	24,019
American States Water	21	1,667
American Water Works	105	12,776
Artesian Resources, Cl A	4	138
Atmos Energy	68	6,934
Avangrid	32	1,376
Avista	38	1,636
Black Hills	35	2,168
Cadiz *	15	160
California Water Service Group	27	1,213
CenterPoint Energy	293	4,990

COMMON STOCK — continued

	Shares	Value
Chesapeake Utilities	9	$791
Clearway Energy, Cl C	41	821
CMS Energy	163	9,306
Consolidated Edison	194	15,287
Dominion Energy	476	36,713
DTE Energy	109	11,308
Duke Energy	428	36,235
Edison International	211	12,388
El Paso Electric	23	1,564
Entergy	116	11,079
Essential Utilities	125	5,224
Evergy	135	7,888
Eversource Energy	189	15,252
Exelon	572	21,210
FirstEnergy	316	13,041
Genie Energy, Cl B	7	55
Global Water Resources	5	54
Hawaiian Electric Industries	63	2,487
IDACORP	29	2,662
MDU Resources Group	110	2,471
MGE Energy	20	1,293
Middlesex Water	9	543
National Fuel Gas	49	2,009
New Jersey Resources	51	1,723
NextEra Energy	285	65,870
NextEra Energy Partners	35	1,760
NiSource	214	5,374
Northwest Natural Holding	17	1,107
NorthWestern	29	1,673
NRG Energy	139	4,661
OGE Energy	116	3,656
ONE Gas	30	2,391
Ormat Technologies	27	1,685
Otter Tail	23	1,021
PG&E *	302	3,213
Pinnacle West Capital	64	4,927
PNM Resources	45	1,822
Portland General Electric	52	2,433
PPL	426	10,829
Public Service Enterprise Group	295	14,959
Pure Cycle *	13	134
RGC Resources	4	99
Sempra Energy	162	20,063
SJW Group	15	893
South Jersey Industries	53	1,515
Southern	614	34,832
Southwest Gas Holdings	31	2,350
Spark Energy, Cl A	6	43
Spire	28	2,043
Star Group	25	198
Sunnova Energy International *	15	189
TerraForm Power, Cl A	135	2,338
UGI	119	3,591
Unitil	8	402
Vistra Energy	268	5,237

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares/ Number of Rights	Value
WEC Energy Group	183	$16,571
Xcel Energy	308	19,576
York Water	7	282

		530,249

Total Common Stock
(Cost $15,020,327)		13,301,689

RIGHT — 0.0%
Achillion Pharmaceuticals *(A)
(Cost $–)	78	78

Total Investments in Securities — 99.1%
(Cost $15,020,327)		$13,301,767

Percentages are based on Net Assets of $13,420,345.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Expiration date unavailable.

Cl	— Class
MSCI	— Morgan Stanley Capital International
S&P	— Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
GLOBAL REAL ESTATE FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%

	Shares	Value
AUSTRALIA — 2.5%
Charter Hall Long Wale *‡	216,167	$626,227
Viva Energy ‡	313,052	491,539

		1,117,766

BELGIUM — 1.0%
VGP	3,846	445,956

CANADA — 0.2%
WPT Industrial Real Estate Investment Trust ‡	7,466	85,646

CHINA — 0.8%
ESR Cayman *	160,493	351,517

FRANCE — 3.9%
Accor	35,961	996,448
Klepierre ‡	36,621	740,224

		1,736,672

GERMANY — 3.3%
Deutsche Wohnen	26,603	1,078,669
Instone Real Estate Group *	18,437	374,808

		1,453,477

HONG KONG — 14.7%
CK Asset Holdings	319,802	2,014,015
Hang Lung Properties	224,003	475,600
Hongkong Land Holdings	266,161	1,118,786
Link ‡	308,908	2,777,894
Wharf Real Estate Investment	18,000	75,752

		6,462,047

COMMON STOCK — continued

	Shares	Value
IRELAND — 1.8%
Glenveagh Properties *	1,253,331	$784,319

ITALY — 2.3%
COIMA RES ‡	47,358	339,209
Infrastrutture Wireless Italiane	64,859	687,407

		1,026,616

JAPAN — 8.6%
Daiwa House ‡	297	720,450
Japan Hotel ‡	3,096	1,038,309
Mitsubishi Estate	113,435	1,850,062
Mitsui Fudosan	10,220	189,258

		3,798,079

SINGAPORE — 1.1%
Mapletree Commercial Trust ‡	339,793	470,047

UNITED KINGDOM — 5.4%
Assura ‡	646,000	621,324
Empiric Student Property ‡	41,833	32,878
Great Portland Estates ‡	8,367	71,081
McCarthy & Stone	175,063	156,831
Tritax Big Box ‡	955,022	1,452,276
UNITE Group ‡	4,977	55,020

		2,389,410

UNITED STATES — 52.1%
CONSUMER DISCRETIONARY — 4.8%
Hilton Worldwide Holdings	11,183	846,665
Marriott International, Cl A	13,914	1,265,339

		2,112,004

FINANCIALS — 1.7%
Ellington Financial ‡	73,350	762,107

REAL ESTATE — 45.6%
Acadia Realty Trust ‡	50,143	621,272
Alexandria Real Estate Equities ‡	6,427	1,009,617
American Tower ‡	2,860	680,680
Americold Realty Trust ‡	57,650	1,763,514
Brixmor Property Group ‡	74,271	850,403
CatchMark Timber Trust, Cl A ‡	110,093	865,331
Colony Capital ‡	436,700	1,008,777
CoreCivic ‡	30,032	394,020
CoreSite Realty ‡	3,707	449,251
Corporate Office Properties Trust ‡	31,536	833,181
CyrusOne ‡	7,803	547,380
Equity LifeStyle Properties ‡	7,486	451,481
GEO Group ‡	55,920	709,066
Healthpeak Properties ‡	27,803	726,770
Independence Realty Trust ‡	52,783	531,525
Invitation Homes ‡	69,041	1,632,820
Jernigan Capital ‡	42,472	560,630
Kennedy-Wilson Holdings	78,386	1,109,162
Kilroy Realty ‡	10,964	682,619
MGM Growth Properties, Cl A ‡	29,288	737,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
GLOBAL REAL ESTATE FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
National Retail Properties ‡	17,456	$569,764
New Senior Investment Group ‡	21,011	69,546
Prologis ‡	15,090	1,346,481
STAG Industrial ‡	40,153	1,054,016
Welltower ‡	15,894	814,250

		20,018,735

		22,892,846

Total Common Stock (Cost $54,360,380)		43,014,398

Total Investments in Securities — 97.7% (Cost $54,360,380)		$43,014,398

Percentages are based on Net Assets of $44,024,980.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$1,117,766	$—	$1,117,766
Belgium	—	445,956	—	445,956
Canada	85,646	—	—	85,646
China	—	351,517	—	351,517
France	—	1,736,672	—	1,736,672
Germany	—	1,453,477	—	1,453,477
Hong Kong	—	6,462,047	—	6,462,047
Ireland	—	784,319	—	784,319
Italy	—	1,026,616	—	1,026,616
Japan	—	3,798,079	—	3,798,079
Singapore	—	470,047	—	470,047
United Kingdom	—	2,389,410	—	2,389,410
United States	22,892,846	—	—	22,892,846

Total Common Stock	22,978,492	20,035,906	—	43,014,398

Total Investments in Securities	$22,978,492	$20,035,906	$—	$43,014,398

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value
AUSTRALIA — 2.8%
Altium	48,700	$1,073,825
Macquarie Group	14,500	954,693

		2,028,518

AUSTRIA — 1.2%
OMV	25,100	828,492

BELGIUM — 1.0%
Solvay	9,500	744,724

BRAZIL — 1.2%
YDUQS Participacoes	148,660	845,284

CANADA — 7.4%
Bank of Montreal	22,860	1,162,256
George Weston	15,750	1,117,249
Magna International	21,679	844,764
Manulife Financial	84,230	1,060,779
TFI International	38,700	1,073,185

		5,258,233

CHINA — 3.6%
CNOOC ADR	9,400	1,056,278
Taiwan Semiconductor Manufacturing ADR	28,100	1,492,953

		2,549,231

DENMARK — 4.0%
GN Store Nord	21,600	985,240
Netcompany Group *(A)	21,500	1,107,314
Pandora	22,300	792,915

		2,885,469

COMMON STOCK — continued

	Shares	Value
FINLAND — 1.5%
Neste	30,680	$1,087,315

FRANCE — 5.7%
Bouygues	30,390	934,928
Credit Agricole	100,000	801,338
Schneider Electric	13,950	1,278,418
Ubisoft Entertainment *	14,350	1,067,088

		4,081,772

GERMANY — 3.0%
Brenntag	24,000	1,081,418
TAG Immobilien	48,580	1,060,433

		2,141,851

HONG KONG — 9.0%
China Construction Bank, Cl H	1,790,000	1,452,326
China Mobile	141,000	1,134,720
COSCO SHIPPING Ports	1,692,000	903,299
CSPC Pharmaceutical Group	423,470	844,344
Lenovo Group	1,575,000	857,853
Ping An Insurance Group of China, Cl H	120,000	1,236,605

		6,429,147

ITALY — 5.0%
DiaSorin	8,270	1,404,425
Enel	167,500	1,146,054
Recordati	23,110	1,004,932

		3,555,411

JAPAN — 16.5%
Daiwa House Industry	36,400	929,116
Fujitsu	11,400	1,113,374
Honda Motor	43,840	1,056,341
Hoya	14,460	1,319,870
ITOCHU	75,000	1,472,518
Mizuho Financial Group	1,000,000	1,168,392
Nippon Telegraph & Telephone	58,000	1,315,315
ORIX	77,500	920,600
Sawai Pharmaceutical	19,500	1,065,727
Sony	21,400	1,380,135

		11,741,388

MEXICO — 1.1%
Industrias Bachoco	270,271	789,136

NETHERLANDS — 5.5%
ArcelorMittal	91,000	999,770
Koninklijke Ahold Delhaize	51,231	1,247,615
Prosus *	12,000	909,900
Signify	37,000	755,211

		3,912,496

NEW ZEALAND — 1.6%
a2 Milk *	99,180	1,172,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
NORWAY — 1.3%
DNB	78,920	$956,434

POLAND — 1.6%
Asseco Poland	70,620	1,139,868

SINGAPORE — 1.5%
United Overseas Bank	75,240	1,081,496

SOUTH KOREA — 3.3%
Samsung Electronics	39,000	1,597,648
Shinhan Financial Group ADR	28,394	724,615

		2,322,263

SWITZERLAND — 6.2%
Logitech International	23,310	1,124,317
Nestle	21,930	2,310,422
Partners Group Holding	1,300	1,022,200

		4,456,939

TAIWAN — 3.6%
Alibaba Group Holding ADR *	12,580	2,549,589

TURKEY — 1.3%
Turkcell Iletisim Hizmetleri	472,000	944,603

UNITED KINGDOM — 8.1%
Anglo American	60,500	1,078,628
Compass Group	50,700	856,078
Legal & General Group	298,000	767,901
Next	12,020	714,982
Rightmove	174,220	1,096,055
Tate & Lyle	138,000	1,237,406

		5,751,050

Total Common Stock (Cost $73,860,883)		69,253,657

Total Investments in Securities — 97.0% (Cost $73,860,883)		$69,253,657

Percentages are based on Net Assets of $71,427,559.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$2,028,518	$—	$2,028,518
Austria	—	828,492	—	828,492
Belgium	—	744,724	—	744,724
Brazil	845,284	—	—	845,284
Canada	5,258,233	—	—	5,258,233
China	2,549,231	—	—	2,549,231
Denmark	—	2,885,469	—	2,885,469
Finland	—	1,087,315	—	1,087,315
France	—	4,081,772	—	4,081,772
Germany	—	2,141,851	—	2,141,851
Hong Kong	—	6,429,147	—	6,429,147
Italy	—	3,555,411	—	3,555,411
Japan	—	11,741,388	—	11,741,388
Mexico	789,136	—	—	789,136
Netherlands	—	3,912,496	—	3,912,496
New Zealand	—	1,172,948	—	1,172,948
Norway	—	956,434	—	956,434
Poland	—	1,139,868	—	1,139,868
Singapore	—	1,081,496	—	1,081,496
South Korea	724,615	1,597,648	—	2,322,263
Switzerland	—	4,456,939	—	4,456,939
Taiwan	2,549,589	—	—	2,549,589
Turkey	—	944,603	—	944,603
United Kingdom	—	5,751,050	—	5,751,050

Total Common Stock	12,716,088	56,537,569	—	69,253,657

Total Investments in Securities	$12,716,088	$56,537,569	$—	$69,253,657

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund		Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$103,456,128		$101,996,452	$16,129,618	$60,606,758	$71,526,382
Purchased options, at value††	—		—	228,183	—	—
Cash	3,963,254		932,367	11,086,063	1,778,191	3,385,818
Cash held as collateral for equity swaps (Note 2)	—		—	330,000	—	—
Dividends and Interest receivable	596,993		608,960	7,029	78,268	8,815
Receivable for investment securities sold	—		—	—	1,339,794	—
Receivable for capital shares sold	—		725	100,000	3,726	2,211
Deferred offering cost (See Note 2)	—		—	37,192	—	—
Tax reclaim receivable	—		—	—	5,240	—
Prepaid expenses	19,092		19,125	1,997	19,399	20,484

Total Assets	108,035,467		103,557,629	27,920,082	63,831,376	74,943,710

Liabilities:
Securities sold short, at value†††	—		—	5,555,064	—	—
OTC Swap Contracts, at value†††††	—		—	806,366	—	—
Written Options, at value††††	—		—	885	—	—
Payable for investment securities purchased	779,304		—	—	251,073	200,248
Payable for capital shares redeemed	21,592		20,496	—	44,987	45,053
Payable due to administrator	15,609		15,039	3,116	8,793	10,316
Investment Adviser fees payable	6,538		6,731	9,436	21,058	26,774
Chief Compliance Officer fees payable	1,538		1,428	85	834	908
Distribution fees payable (Investor Shares)	140		—	—	67	—
Shareholder servicing fees payable (Class S Shares)	—		330	—	31	446
Shareholder servicing fees payable (Investor Shares)	16		16	—	15	15
Payable due to trustees	—		—	141	—	—
Divided payable	—		—	199	—	—
Accrued expenses	23,782		27,510	2,152	18,368	18,915

Total Liabilities	848,519		71,550	6,377,444	345,226	302,675

Net Assets	$107,186,948		$103,486,079	$21,542,638	$63,486,150	$74,641,035

Net Assets:
Paid-in Capital	$107,995,920		$100,240,502	$23,423,572	$65,746,405	$64,607,509
Total Distributable Earnings / (Loss)	(808,972)		3,245,577	(1,880,934)	(2,260,255)	10,033,526

Net Assets	$107,186,948		$103,486,079	$21,542,638	$63,486,150	$74,641,035

† Cost of securities	$103,848,046		$99,309,465	$16,251,829	$63,226,512	$60,728,522
†† Cost of purchased option contracts	—		—	306,319	—	—
††† Proceeds from securities sold short	—		—	(5,083,406)	—	—
†††† Premiums received from written option contracts	—		—	(11,384)	—	—
††††† Premiums received from OTC swap contracts	—		—	—	—	—
I Shares:
Net Assets	$107,131,567		$102,258,307	$21,542,638	$63,156,865	$73,505,117
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,815,523		9,875,610	2,355,817	5,988,549	5,812,658
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.91		$10.35	$9.14	$10.55	$12.65
Class S Shares:
Net Assets	$24,822		$1,184,585	N/A	$255,929	$1,074,955
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,506		114,523	N/A	24,271	85,189
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.90	**	$10.34	N/A	$10.54	$12.62
Investor Shares:
Net Assets	$30,559		$43,187	N/A	$73,356	$60,963
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,087		4,176	N/A	6,960	4,858
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.90		$10.34	N/A	$10.54	$12.55

* Redemption price per share may vary depending on the length of time shares are held.

** Net Assets divided by Outstanding Shares do not calculate to the stated Net Asset Value because Net Assets and Outstanding Shares are shown rounded.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Global Real Estate Fund	International Equity Fund
Assets:
Investments in securities at value†	$66,094,672	$13,301,767	$43,014,398	$69,253,657
Cash	2,797,897	212,656	1,022,127	1,919,374
Foreign currency at value††	—	—	87	48,131
Receivable for investment securities sold	378,371	740,262	442,501	203,116
Receivable for capital shares sold	32,681	—	—	2,211
Dividends and Interest receivable	4,206	8,844	112,448	300,739
Receivable due from Investment Adviser	—	10,619	—	—
Deferred offering cost (See Note 2)	—	40,346	36,621	—
Tax reclaim receivable	—	7	6,079	138,924
Unrealized Appreciation on Spot Contracts	—	—	397	—
Prepaid expenses	18,570	1,620	6,339	20,263

Total Assets	69,326,397	14,316,121	44,640,997	71,886,415

Liabilities:
Payable for investment securities purchased	280,528	891,496	597,964	329,749
Payable for capital shares redeemed	69,700	—	—	63,204
Investment Adviser fees payable	30,359	—	11,110	35,918
Payable due to administrator	9,092	1,841	6,103	10,009
Unrealized Depreciation on Spot Contracts	—	—	—	1,614
Chief Compliance Officer fees payable	905	6	840	975
Distribution fees payable (Investor Shares)	81	—	—	37
Shareholder servicing fees payable (Class S Shares)	63	—	—	84
Shareholder servicing fees payable (Investor Shares)	16	—	—	12
Accrued expenses	15,608	2,433	—	17,254

Total Liabilities	406,352	895,776	616,017	458,856

Net Assets	$68,920,045	$13,420,345	$44,024,980	$71,427,559

Net Assets:
Paid-in Capital	$78,626,295	$15,167,917	$52,402,588	$78,590,681
Total Distributable Loss	(9,706,250)	(1,747,572)	(8,377,608)	(7,163,122)

Net Assets	$68,920,045	$13,420,345	$44,024,980	$71,427,559

† Cost of securities	$69,946,380	$15,020,327	$54,360,380	$73,860,883
†† Cost of foreign currency	—	—	78	47,584
I Shares:
Net Assets	$68,696,041	$13,420,345	$44,024,980	$71,248,503
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,018,891	1,520,937	5,221,281	7,522,708
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$8.57	$8.82	$8.43	$9.47
Class S Shares:
Net Assets	$196,507	N/A	N/A	$142,113
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	23,006	N/A	N/A	15,030
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$8.54	N/A	N/A	$9.46
Investor Shares:
Net Assets	$27,497	N/A	N/A	$36,943
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,236	N/A	N/A	3,904
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$8.50	N/A	N/A	$9.46

*  Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE SIX MONTHS OR PERIOD ENDED
APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund(1)	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Dividends	$—	$—	$120,417	$897,496	$327,361
Interest	1,407,968	1,582,138	34,649	9,360	7,689
Less: Foreign Taxes Withheld	—	—	(388)	(8,489)	(3,457)

Total Investment Income	1,407,968	1,582,138	154,678	898,367	331,593

Expenses
Investment Advisory Fees	209,671	199,583	107,343	213,923	224,636
Administration Fees	84,060	80,117	14,015	56,630	59,727
Trustees’ Fees	5,483	5,145	769	3,773	3,891
Chief Compliance Officer Fees	2,241	2,132	487	1,556	1,628
Distribution Fees (Investor Shares)	37	52	—	96	76
Shareholder Servicing Fees (Class S Shares)	8	571	—	142	532
Transfer Agent Fees	32,216	35,323	9,472	33,590	33,595
Pricing Fees	15,507	13,472	1,961	997	1,061
Audit Fees	13,458	13,458	10,952	12,364	12,364
Legal Fees	13,449	12,605	4,342	9,387	9,629
Registration & Filing Fees	9,366	10,043	2,079	10,659	8,270
Printing Fees	9,245	8,920	1,953	6,239	6,568
Custodian Fees	1,255	1,131	1,535	991	1,662
Dividend Expense	—	—	19,497	—	—
Offering Costs (See Note 2)	—	—	19,114	—	—
Other Expenses	9,304	8,752	1,586	6,412	6,692

Total Expenses	405,300	391,304	195,105	356,759	370,331

Less:
Investment Advisory Fees Waiver	(143,047)	(141,202)	(46,797)	(35,636)	(32,770)

Net Expenses	262,253	250,102	148,308	321,123	337,561

Net Investment Income (Loss)	1,145,715	1,332,036	6,370	577,244	(5,968)

Net Realized Gain (Loss) on Investments	298,075	983,519	(1,486,749)	304,314	(458,697)
Net Realized Gain on Securities Sold Short	—	—	192,882	—	—
Net Realized Gain on Option Contracts	—	—	191,303	—	—
Net Realized Gain on Swap Contracts	—	—	712,711	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,295,263)	(846,717)	(122,211)	(11,786,603)	2,837,869
Net Change in Unrealized Depreciation on Securities Sold Short	—	—	(471,658)	—	—
Net Change in Unrealized Depreciation on Option Contracts	—	—	(67,637)	—	—
Net Change in Unrealized Depreciation on Swap Contracts	—	—	(806,366)	—	—

Net Gain (Loss) on Investments, Securities Sold Short, Option Contracts, and Swap Contracts	(997,188)	136,802	(1,857,725)	(11,482,289)	2,379,172

Net Increase (Decrease) in Net Assets from Operations	$148,527	$1,468,838	$(1,851,355)	$(10,905,045)	$2,373,204

(1)  Commenced operations on December 2, 2019.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE SIX MONTHS OR PERIOD ENDED
APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund(1)	Global Real Estate Fund	International Equity Fund
Investment Income
Dividends	$410,304	$84,473	$611,025	$884,038
Interest	8,264	600	11,354	8,159
Less: Foreign Taxes Withheld	(929)	(3)	(19,059)	(104,383)

Total Investment Income	417,639	85,070	603,320	787,814

Expenses
Investment Advisory Fees	290,181	8,988	203,631	357,703
Administration Fees	63,279	7,414	38,146	63,195
Trustees’ Fees	4,273	428	2,460	4,196
Chief Compliance Officer Fees	1,666	278	816	1,702
Shareholder Servicing Fees (Class S Shares)	109	—	—	77
Distribution Fees (Investor Shares)	39	—	—	43
Transfer Agent Fees	34,877	7,132	13,039	34,299
Audit Fees	12,364	9,631	12,128	12,364
Legal Fees	10,716	967	6,092	10,412
Registration & Filing Fees	8,289	1,009	4,601	10,058
Printing Fees	6,671	1,069	8,841	6,882
Custodian Fees	1,711	1,555	4,627	8,497
Pricing Fees	1,554	1,775	2,607	2,798
Offering Costs (See Note 2)	—	15,960	27,004	—
Other Expenses	7,139	1,051	4,853	7,122

Total Expenses	442,868	57,257	328,845	519,348

Less:
Investment Advisory Fees Waiver	(22,455)	(8,988)	(89,277)	(82,022)
Reimbursement from Adviser	—	(37,033)	—	—

Net Expenses	420,413	11,236	239,568	437,326

Net Investment Income (Loss)	(2,774)	73,834	363,752	350,488

Net Realized Gain (Loss) on Investments	(4,065,338)	(38,196)	3,119,177	(1,612,844)
Net Realized Loss on Foreign Currency Transactions	—	—	(19,480)	(19,289)
Net Change in Unrealized Depreciation on Investments	(9,715,997)	(1,718,560)	(12,641,766)	(11,602,857)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	912	(2,680)

Net Loss on Investments and Foreign Currency Transactions	(13,781,335)	(1,756,756)	(9,541,157)	(13,237,670)

Net Decrease in Net Assets from Operations	$(13,784,109)	$(1,682,922)	$(9,177,405)	$(12,887,182)

(1)    Commenced operations on December 31, 2019.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,145,715	$2,401,624
Net Realized Gain (Loss) on Investments	298,075	(4,927)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,295,263)	2,116,975

Net Increase in Net Assets Resulting from Operations	148,527	4,513,672

Distributions:
I Shares	(1,182,937)	(2,437,577)
Class S Shares	(184)	(303)
Investor Shares	(296)	(1,630)

Total Distributions	(1,183,417)	(2,439,510)

Capital Share Transactions:
I Shares
Issued	16,019,560	8,038,356
Reinvestment of Dividends	1,174,627	2,419,555
Redeemed	(9,510,308)	(6,441,007)

Net Increase in Net Assets from I Shares Transactions	7,683,879	4,016,904

Class S Shares
Issued	11,173	3,382
Reinvestment of Dividends	184	303
Redeemed	(47)	(1,786)

Net Increase in Net Assets from Class S Shares Transactions	11,310	1,899

Investor Shares
Issued	14,795	3,159
Reinvestment of Dividends	296	1,630
Redeemed	(10,421)	(67,217)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	4,670	(62,428)

Net Increase in Net Assets from Capital Share Transactions	7,699,859	3,956,375

Total Increase in Net Assets	6,664,969	6,030,537
Net Assets:
Beginning of Period	100,521,979	94,491,442

End of Period	$107,186,948	$100,521,979

Share Transactions:
I Shares
Issued	1,601,017	809,170
Reinvestment of Dividends	119,366	244,578
Redeemed	(949,774)	(649,368)

Total Increase in I Shares	770,609	404,380

Class S Shares
Issued	1,130	340
Reinvestment of Dividends	19	31
Redeemed	(5)	(179)

Total Increase in Class S Shares	1,144	192

Investor Shares
Issued	1,480	317
Reinvestment of Dividends	30	165
Redeemed	(1,042)	(6,760)

Total Increase (Decrease) in Investor Shares	468	(6,278)

Net Increase in Shares Outstanding	772,221	398,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,332,036	$2,620,549
Net Realized Gain on Investments	983,519	268,045
Net Change in Unrealized Appreciation (Depreciation) on Investments	(846,717)	6,499,015

Net Increase in Net Assets Resulting from Operations	1,468,838	9,387,609

Distributions:
I Shares	(1,378,249)	(2,641,021)
Class S Shares	(15,489)	(31,188)
Investor Shares	(502)	(1,301)

Total Distributions	(1,394,240)	(2,673,510)

Capital Share Transactions:
I Shares
Issued	14,514,982	10,690,815
Reinvestment of Dividends	1,355,668	2,624,336
Redeemed	(5,136,162)	(6,761,944)

Net Increase in Net Assets from I Shares Transactions	10,734,488	6,553,207

Class S Shares
Issued	54,631	150,761
Reinvestment of Dividends	15,489	31,188
Redeemed	(15,710)	(183,216)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	54,410	(1,267)

Investor Shares
Issued	39,290	9,853
Reinvestment of Dividends	502	1,301
Redeemed	(31,385)	(31,949)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	8,407	(20,795)

Net Increase in Net Assets from Capital Share Transactions	10,797,305	6,531,145

Total Increase in Net Assets	10,871,903	13,245,244
Net Assets:
Beginning of Period	92,614,176	79,368,932

End of Period	$103,486,079	$92,614,176

Share Transactions:
I Shares
Issued	1,399,339	1,063,383
Reinvestment of Dividends	132,911	262,875
Redeemed	(503,665)	(671,312)

Total Increase in I Shares	1,028,585	654,946

Class S Shares
Issued	5,301	15,009
Reinvestment of Dividends	1,520	3,126
Redeemed	(1,519)	(18,851)

Total Increase (Decrease) in Class S Shares	5,302	(716)

Investor Shares
Issued	3,805	962
Reinvestment of Dividends	49	131
Redeemed	(3,043)	(3,188)

Total Increase (Decrease) in Investor Shares	811	(2,095)

Net Increase in Shares Outstanding	1,034,698	652,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 2020(1) (Unaudited)
Operations:
Net Investment Income	$6,370
Net Realized Loss on Investments, Securities Sold Short, Option Contracts and Swap Contracts	(389,853)
Net Unrealized Depreciation on Investments, Securities Sold Short, Option Contracts and Swap Contracts	(1,467,872)

Net Decrease in Net Assets Resulting from Operations	(1,851,355)

Distributions:
I Shares	(29,579)

Total Distributions	(29,579)

Capital Share Transactions:
I Shares
Issued	23,596,568
Reinvestment of Dividends	29,579
Redeemed	(202,575)

Net Increase in Net Assets from Capital Share Transactions	23,423,572

Total Increase in Net Assets	21,542,638
Net Assets:
Beginning of Period	—

End of Period	$21,542,638

Share Transactions:
I Shares
Issued	2,374,751
Reinvestment of Dividends	3,250
Redeemed	(22,184)

Net Increase in Shares Outstanding	2,355,817

(1)    Commenced operations on December 2, 2019.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$577,244	$1,054,626
Net Realized Gain on Investments	304,314	1,398,965
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,786,603)	4,606,631

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,905,045)	7,060,222

Distributions:
I Shares	(1,915,995)	(2,050,394)
Class S Shares	(7,507)	(7,487)
Investor Shares	(1,867)	(4,019)

Total Distributions	(1,925,369)	(2,061,900)

Capital Share Transactions:
I Shares
Issued	5,568,811	12,017,536
Reinvestment of Dividends	1,911,066	2,031,192
Redeemed	(3,524,692)	(3,898,292)

Net Increase in Net Assets from I Shares Transactions	3,955,185	10,150,436

Class S Shares
Issued	20,199	62,096
Reinvestment of Dividends	7,508	7,488
Redeemed	(9,966)	(12,890)

Net Increase in Net Assets from Class S Shares Transactions	17,741	56,694

Investor Shares
Issued	45,198	116,582
Reinvestment of Dividends	1,867	4,019
Redeemed	(23,833)	(128,336)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	23,232	(7,735)

Net Increase in Net Assets from Capital Share Transactions	3,996,158	10,199,395

Total Increase (Decrease) in Net Assets	(8,834,256)	15,197,717
Net Assets:
Beginning of Period	72,320,406	57,122,689

End of Period	$63,486,150	$72,320,406

Share Transactions:
I Shares
Issued	448,592	990,665
Reinvestment of Dividends	152,007	182,497
Redeemed	(308,268)	(320,272)

Total Increase in I Shares	292,331	852,890

Class S Shares
Issued	1,687	5,133
Reinvestment of Dividends	596	672
Redeemed	(816)	(1,122)

Total Increase in Class S Shares	1,467	4,683

Investor Shares
Issued	3,552	10,122
Reinvestment of Dividends	148	365
Redeemed	(1,832)	(10,443)

Total Increase in Investor Shares	1,868	44

Net Increase in Shares Outstanding	295,666	857,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(5,968)	$36,519
Net Realized Gain (Loss) on Investments	(458,697)	3,598,089
Net Change in Unrealized Appreciation on Investments	2,837,869	3,085,861

Net Increase in Net Assets Resulting from Operations	2,373,204	6,720,469

Distributions:
I Shares	(3,781,329)	(6,487,963)
Class S Shares	(53,174)	(101,842)
Investor Shares	(2,993)	(12,593)

Total Distributions	(3,837,496)	(6,602,398)

Capital Share Transactions:
I Shares
Issued	3,437,590	8,376,709
Reinvestment of Dividends	3,775,630	6,437,696
Redeemed	(3,445,796)	(2,767,504)

Net Increase in Net Assets from I Shares Transactions	3,767,424	12,046,901

Class S Shares
Issued	85,189	166,075
Reinvestment of Dividends	53,174	101,844
Redeemed	(114,427)	(124,100)

Net Increase in Net Assets from Class S Shares Transactions	23,936	143,819

Investor Shares
Issued	36,072	84,596
Reinvestment of Dividends	2,993	12,592
Redeemed	(38,798)	(95,802)

Net Increase in Net Assets from Investor Shares Transactions	267	1,386

Net Increase in Net Assets from Capital Share Transactions	3,791,627	12,192,106

Total Increase in Net Assets	2,327,335	12,310,177
Net Assets:
Beginning of Period	72,313,700	60,003,523

End of Period	$74,641,035	$72,313,700

Share Transactions:
I Shares
Issued	267,050	662,123
Reinvestment of Dividends	288,216	618,627
Redeemed	(264,675)	(218,476)

Total Increase in I Shares	290,591	1,062,274

Class S Shares
Issued	6,724	13,436
Reinvestment of Dividends	4,065	9,810
Redeemed	(8,953)	(10,019)

Total Increase in Class S Shares	1,836	13,227

Investor Shares
Issued	2,877	6,580
Reinvestment of Dividends	230	1,218
Redeemed	(2,859)	(7,520)

Total Increase in Investor Shares	248	278

Net Increase in Shares Outstanding	292,675	1,075,779

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Loss	$(2,774)	$(156,441)
Net Realized Loss on Investments	(4,065,338)	(1,569,094)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,715,997)	5,387,838

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,784,109)	3,662,303

Distributions:
I Shares	—	(8,194,001)
Class S Shares	—	(37,560)
Investor Shares	—	(8,088)

Total Distributions	—	(8,239,649)

Return of Capital:
I Shares	—	(74,054)
Class S Shares	—	(96)
Investor Shares	—	—

Total Return of Capital	—	(74,150)

Capital Share Transactions:
I Shares
Issued	11,523,757	7,062,824
Reinvestment of Dividends	—	8,245,714
Redeemed	(18,037,644)	(1,768,982)

Net Increase (Decrease) in Net Assets from I Shares Transactions	(6,513,887)	13,539,556

Class S Shares
Issued	29,286	127,316
Reinvestment of Dividends	—	34,025
Redeemed	(19,905)	(234,055)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	9,381	(72,714)

Investor Shares
Issued	14,924	7,493
Reinvestment of Dividends	—	8,088
Redeemed	(10,545)	(62,792)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	4,379	(47,211)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,500,127)	13,419,631

Total Increase (Decrease) in Net Assets	(20,284,236)	8,768,135
Net Assets:
Beginning of Period	89,204,281	80,436,146

End of Period	$68,920,045	$89,204,281

Share Transactions:
I Shares
Issued	1,179,006	677,485
Reinvestment of Dividends	—	941,668
Redeemed	(1,635,397)	(167,942)

Total Increase (Decrease) in I Shares	(456,391)	1,451,211

Class S Shares
Issued	2,953	12,266
Reinvestment of Dividends	—	3,897
Redeemed	(1,971)	(22,272)

Total Increase (Decrease) in Class S Shares	982	(6,109)

Investor Shares
Issued	1,411	736
Reinvestment of Dividends	—	930
Redeemed	(996)	(5,907)

Total Increase (Decrease) in Investor Shares	415	(4,241)

Net Increase (Decrease) in Shares Outstanding	(454,994)	1,440,861

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 2020(1) (Unaudited)
Operations:
Net Investment Income	$73,834
Net Realized Loss on Investments	(38,196)
Net Unrealized Depreciation on Investments	(1,718,560)

Net Decrease in Net Assets Resulting from Operations	(1,682,922)

Distributions:
I Shares	(64,650)

Total Distributions	(64,650)

Capital Share Transactions:
I Shares
Issued	15,103,267
Reinvestment of Dividends	64,650

Net Increase in Net Assets from Capital Share Transactions	15,167,917

Total Increase in Net Assets	13,420,345
Net Assets:
Beginning of Period	—

End of Period	$13,420,345

Share Transactions:
I Shares
Issued	1,512,805
Reinvestment of Dividends	8,132

Net Increase in Shares Outstanding	1,520,937

(1)    Commenced operations on December 31, 2019.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
GLOBAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$363,752	$24,124
Net Realized Gain on Investments	3,119,177	247,859
Net Realized Loss on Foreign Currency Transactions	(19,480)	(8,280)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,641,766)	1,295,784
Net Change in Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	912	86

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,177,405)	1,559,573

Distributions:
I Shares	(759,776)	—

Total Distributions	(759,776)	—

Capital Share Transactions:
I Shares
Issued	4,192,004	47,450,808
Reinvestment of Dividends	759,776	—

Net Increase in Net Assets from Capital Share Transactions	4,951,780	47,450,808

Total Increase (Decrease) in Net Assets	(4,985,401)	49,010,381
Net Assets:
Beginning of Period	49,010,381	—

End of Period	$44,024,980	$49,010,381

Share Transactions:
I Shares
Issued	393,047	4,745,081
Reinvestment of Dividends	83,153	—

Net Increase in Shares Outstanding	476,200	4,745,081

(1)    Commenced operations on September 30, 2019.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$350,488	$1,443,541
Net Realized Loss on Investments	(1,612,844)	(748,709)
Net Realized Loss on Foreign Currency Transactions	(19,289)	(38,738)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,602,857)	4,776,738
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,680)	(92)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,887,182)	5,432,740

Distributions
I Shares	(396,917)	(3,098,273)
Class S Shares	(694)	(6,333)
Investor Shares	(122)	(1,020)

Total Distributions	(397,733)	(3,105,626)

Capital Share Transactions:
I Shares
Issued	5,298,299	11,162,542
Reinvestment of Dividends	395,763	3,091,800
Redeemed	(2,707,979)	(2,198,656)

Net Increase in Net Assets from I Shares Transactions	2,986,083	12,055,686

Class S Shares
Issued	9,370	17,404
Reinvestment of Dividends	694	6,333
Redeemed	(143)	(19,897)

Net Increase in Net Assets from Class S Shares Transactions	9,921	3,840

Investor Shares
Issued	22,753	7,713
Reinvestment of Dividends	122	1,020
Redeemed	(10,523)	(5,786)

Net Increase in Net Assets from Investor Shares Transactions	12,352	2,947

Net Increase in Net Assets from Capital Share Transactions	3,008,356	12,062,473

Total Increase (Decrease) in Net Assets	(10,276,559)	14,389,587
Net Assets:
Beginning of Period	81,704,118	67,314,531

End of Period	$71,427,559	$81,704,118

Share Transactions:
I Shares
Issued	466,587	991,414
Reinvestment of Dividends	38,067	294,928
Redeemed	(257,876)	(199,087)

Total Increase in I Shares	246,778	1,087,255

Class S Shares
Issued	899	1,554
Reinvestment of Dividends	67	607
Redeemed	(13)	(1,806)

Total Increase in Class S Shares	953	355

Investor Shares
Issued	2,166	712
Reinvestment of Dividends	12	98
Redeemed	(937)	(519)

Total Increase in Investor Shares	1,241	291

Net Increase in Shares Outstanding	248,972	1,087,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†

Limited Duration Fund ‡
I Shares^
2020@	$10.00	$0.11	$(0.09)	$0.02	$(0.11)	$--	$--	$(0.11)	$9.91	0.24%	$107,132	0.50%	0.77%	2.19%	32%
2019	$9.79	$0.25	$0.21	$0.46	$(0.25)	$--	$--	$(0.25)	$10.00	4.76%	$100,482	0.50%	0.82%	2.48%	76%
2018	$9.96	$0.21	$(0.17)	$0.04	$(0.21)	$--	$--	$(0.21)	$9.79	0.37%	$94,393	0.50%	0.84%	2.12%	79%
2017	$10.01	$0.16	$(0.05)	$0.11	$(0.16)	$--	$--	$(0.16)	$9.96	1.10%	$83,783	0.50%	1.01%	1.61%	94%
2016	$9.99	$0.11	$0.02	$0.13	$(0.11)	$--	$--	$(0.11)	$10.01	1.35%	$51,933	0.53%	1.19%	1.09%	76%
2015(1)	$10.00	$0.05	$(0.01)	$0.04	$(0.05)	$--	$--	$(0.05)	$9.99	0.36%	$39,696	0.60%	1.22%	0.77%	77%

Class S Shares
2020@	$10.00	$0.10	$(0.09)	$0.01	$(0.11)	$--	$--	$(0.11)	$9.90	0.09%	$25	0.60%	0.88%	2.09%	32%
2019	$9.79	$0.24	$0.21	$0.45	$(0.24)	$--	$--	$(0.24)	$10.00	4.66%	$14	0.60%	0.92%	2.38%	76%
2018	$9.96	$0.20	$(0.17)	$0.03	$(0.20)	$--	$--	$(0.20)	$9.79	0.32%	$11	0.58%	0.92%	2.05%	79%
2017	$10.01	$0.16	$(0.05)	$0.11	$(0.16)	$--	$--	$(0.16)	$9.96	1.12%	$10	0.50%	1.01%	1.60%	94%
2016	$9.99	$0.10	$0.02	$0.12	$(0.10)	$--	$--	$(0.10)	$10.01	1.24%	$10	0.59%	1.18%	0.98%	76%
2015(2)	$9.99	$0.02	$--	$0.02	$(0.02)	$--	$--	$(0.02)	$9.99	0.24%	$151	0.65%	1.48%	0.71%	77%

Investor Shares
2020@	$10.00	$0.10	$(0.10)	$--	$(0.10)	$--	$--	$(0.10)	$9.90	0.01%	$30	0.75%	1.02%	1.94%	32%
2019	$9.78	$0.22	$0.23	$0.45	$(0.23)	$--	$--	$(0.23)	$10.00	4.60%	$26	0.75%	1.07%	2.25%	76%
2018	$9.95	$0.18	$(0.17)	$0.01	$(0.18)	$--	$--	$(0.18)	$9.78	0.12%	$87	0.75%	1.09%	1.87%	79%
2017	$10.01	$0.14	$(0.07)	$0.07	$(0.13)	$--	$--	$(0.13)	$9.95	0.72%	$73	0.79%	1.26%	1.37%	94%
2016(3)	$10.02	$0.02	$(0.01)	$0.01	$(0.02)	$--	$--	$(0.02)	$10.01	0.14%	$10	0.89%	1.64%	0.64%	76%

Core Bond Fund
I Shares^
2020@	$10.34	$0.14	$0.01	$0.15	$(0.14)	$--	$--	$(0.14)	$10.35	1.52%	$102,258	0.50%	0.78%	2.67%	20%
2019	$9.55	$0.30	$0.80	$1.10	$(0.31)	$--	$--	$(0.31)	$10.34	11.68%	$91,451	0.50%	0.84%	3.05%	47%
2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$--	$--	$(0.27)	$9.55	(2.08)%	$78,267	0.50%	0.87%	2.78%	45%
2017	$10.08	$0.25	$(0.04)	$0.21	$(0.26)	$--	$--	$(0.26)	$10.03	2.16%	$67,563	0.50%	1.04%	2.52%	37%
2016	$9.86	$0.20	$0.25	$0.45	$(0.23)	$--	$--	$(0.23)	$10.08	4.59%	$49,760	0.53%	1.19%	2.04%	55%
2015(1)	$10.00	$0.13	$(0.15)	$(0.02)	$(0.12)	$--	$--	$(0.12)	$9.86	(0.18)%	$41,487	0.60%	1.19%	1.87%	68%

Class S Shares
2020@	$10.33	$0.13	$0.02	$0.15	$(0.14)	$--	$--	$(0.14)	$10.34	1.47%	$1,185	0.60%	0.88%	2.57%	20%
2019	$9.55	$0.29	$0.79	$1.08	$(0.30)	$--	$--	$(0.30)	$10.33	11.46%	$1,128	0.60%	0.94%	2.95%	47%
2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$--	$--	$(0.27)	$9.55	(2.14)%	$1,050	0.57%	0.94%	2.77%	45%
2017	$10.07	$0.25	$(0.03)	$0.22	$(0.26)	$--	$--	$(0.26)	$10.03	2.28%	$11	0.50%	1.05%	2.52%	37%
2016	$9.86	$0.20	$0.24	$0.44	$(0.23)	$--	$--	$(0.23)	$10.07	4.45%	$11	0.58%	1.23%	2.00%	55%
2015(2)	$9.78	$0.05	$0.09	$0.14	$(0.06)	$--	$--	$(0.06)	$9.86	1.39%	$10	0.63%	1.31%	1.64%	68%

Investor Shares
2020@	$10.33	$0.12	$0.02	$0.14	$(0.13)	$--	$--	$(0.13)	$10.34	1.39%	$43	0.75%	1.04%	2.43%	20%
2019	$9.54	$0.28	$0.79	$1.07	$(0.28)	$--	$--	$(0.28)	$10.33	11.41%	$35	0.75%	1.09%	2.83%	47%
2018	$10.03	$0.25	$(0.49)	$(0.24)	$(0.25)	$--	$--	$(0.25)	$9.54	(2.42)%	$52	0.75%	1.12%	2.55%	45%
2017	$10.07	$0.22	$(0.03)	$0.19	$(0.23)	$--	$--	$(0.23)	$10.03	1.96%	$33	0.80%	1.33%	2.21%	37%
2016(3)	$10.12	$0.04	$(0.04)	$--	$(0.05)	$--	$--	$(0.05)	$10.07	(0.01)%	$10	0.88%	1.62%	1.15%	55%

Long/Short Equity Fund
I Shares
2020@(4)	$10.00	$0.00	$(0.85)	$(0.85)	$(0.01)	$--	$--	$(0.01)	$9.14	(8.47)%	$21,543	1.70%(7)	2.24%(7)	0.07%(7)	35%

Large Cap Value Fund
I Shares^
2020@	$12.63	$0.10	$(1.85)	$(1.75)	$(0.09)	$(0.24)	$--	$(0.33)	$10.55	(14.27)%	$63,157	0.90%	1.00%	1.62%	44%
2019	$11.74	$0.20	$1.09	$1.29	$(0.20)	$(0.20)	$--	$(0.40)	$12.63	11.50%	$71,968	0.90%	1.06%	1.66%	41%
2018	$11.75	$0.18	$0.16	$0.34	$(0.18)	$(0.17)	$--	$(0.35)	$11.74	2.77%	$56,851	0.90%	1.11%	1.45%	56%
2017	$9.71	$0.16	$2.03	$2.19	$(0.15)	$--	$--	$(0.15)	$11.75	22.67%	$46,374	0.90%	1.33%	1.41%	46%
2016	$9.58	$0.16	$0.13	$0.29	$(0.16)	$--	$--	$(0.16)	$9.71	3.11%	$28,109	0.90%	1.54%	1.66%	57%
2015(1)	$10.00	$0.09	$(0.43)	$(0.34)	$(0.08)	$--	$--	$(0.08)	$9.58	(3.36)%	$21,376	0.90%	1.62%	1.33%	54%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†

Class S Shares
2020@	$12.63	$0.09	$(1.85)	$(1.76)		$(0.09)	$(0.24)		$--	$(0.33)	$10.54	(14.40)%	$256	1.00%	1.10%	1.52%	44%
2019	$11.74	$0.19	$1.08	$1.27		$(0.18)	$(0.20)		$--	$(0.38)	$12.63	11.40%	$288	1.00%	1.16%	1.56%	41%
2018	$11.75	$0.16	$0.16	$0.32		$(0.16)	$(0.17)		$--	$(0.33)	$11.74	2.64%	$213	1.04%	1.25%	1.32%	56%
2017	$9.71	$0.15	$2.04	$2.19		$(0.15)	$--		$--	$(0.15)	$11.75	22.66%	$13	0.92%	1.35%	1.39%	46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$--		$--	$(0.16)	$9.71	3.07%	$10	0.94%	1.58%	1.65%	57%
2015(2)	$9.92	$0.03	$(0.34)	$(0.31)		$(0.03)	$--		$--	$(0.03)	$9.58	(3.10)%	$10	0.93%	1.80%	1.07%	54%

Investor Shares
2020@	$12.62	$0.08	$(1.84)	$(1.76)		$(0.08)	$(0.24)		$--	$(0.32)	$10.54	(14.39)%	$73	1.15%	1.26%	1.40%	44%
2019	$11.73	$0.17	$1.09	$1.26		$(0.17)	$(0.20)		$--	$(0.37)	$12.62	11.26%	$64	1.15%	1.31%	1.43%	41%
2018	$11.74	$0.15	$0.16	$0.31		$(0.15)	$(0.17)		$--	$(0.32)	$11.73	2.53%	$59	1.15%	1.36%	1.18%	56%
2017	$9.71	$0.12	$2.03	$2.15		$(0.12)	$--		$--	$(0.12)	$11.74	22.23%	$33	1.20%	1.62%	1.05%	46%
2016(3)	$9.36	$0.03	$0.35	$0.38		$(0.03)	$--		$--	$(0.03)	$9.71	4.07%	$10	1.27%	1.95%	0.90%	57%

Large Cap Growth Fund
I Shares^
2020@	$12.89	$--	$0.44	$0.44	$	--#	$(0.68)		$--	$(0.68)	$12.65	3.23%	$73,505	0.90%	0.99%	(0.01)%	55%
2019	$13.23	$0.01	$1.09	$1.10		$(0.01)	$(1.43)		$--	$(1.44)	$12.89	10.94%	$71,182	0.90%	1.05%	0.06%	113%
2018	$12.35	$0.01	$0.97	$0.98		$(0.01)	$(0.09)		$--	$(0.10)	$13.23	8.01%	$59,020	0.90%	1.10%	0.04%	118%
2017	$9.79	$0.02	$2.57	$2.59		$(0.03)	$--		$--	$(0.03)	$12.35	26.45%	$46,955	0.90%	1.34%	0.16%	86%
2016	$10.01	$0.03	$(0.22)	$(0.19)		$(0.03)	$--		$--	$(0.03)	$9.79	(1.87)%	$27,879	0.90%	1.55%	0.34%	75%
2015(1)	$10.00	$0.01	$0.01	$0.02		$(0.01)	$--		$--	$(0.01)	$10.01	0.16%	$22,118	0.90%	1.61%	0.08%	66%

Class S Shares
2020@	$12.87	$(0.01)	$0.44	$0.43		$--	$(0.68)		$--	$(0.68)	$12.62	3.15%	$1,075	1.00%	1.09%	(0.11)%	55%
2019	$13.22	$--	$1.09	$1.09		$(0.01)	$(1.43)		$--	$(1.44)	$12.87	10.82%	$1,073	1.00%	1.15%	(0.04)%	113%
2018	$12.34	$(0.01)	$0.99	$0.98		$(0.01)	$(0.09)		$--	$(0.10)	$13.22	7.99%	$927	0.97%	1.17%	(0.06)%	118%
2017	$9.78	$0.02	$2.57	$2.59		$(0.03)	$--		$--	$(0.03)	$12.34	26.47%	$12	0.90%	1.34%	0.17%	86%
2016	$10.00	$0.03	$(0.22)	$(0.19)		$(0.03)	$--		$--	$(0.03)	$9.78	(1.91)%	$10	0.93%	1.58%	0.30%	75%
2015(2)	$10.22	$--	$(0.22)	$(0.22)		$--	$--		$--	$--	$10.00	(2.12)%	$10	0.93%	1.79%	0.03%	66%

Investor Shares
2020@	$12.81	$(0.01)	$0.43	$0.42		$--	$(0.68)		$--	$(0.68)	$12.55	3.09%	$61	1.15%	1.24%	(0.22)%	55%
2019	$13.18	$(0.02)	$1.09	$1.07		$(0.01)	$(1.43)		$--	$(1.44)	$12.81	10.66%	$59	1.15%	1.31%	(0.16)%	113%
2018	$12.32	$(0.03)	$0.98	$0.95	$	--#	$(0.09)		$--	$(0.09)	$13.18	7.76%	$57	1.15%	1.35%	(0.24)%	118%
2017	$9.78	$(0.02)	$2.56	$2.54		$--	$--		$--	$--	$12.32	26.00%	$33	1.20%	1.63%	(0.19)%	86%
2016(3)	$9.61	$--	$0.17	$0.17		$--	$--		$--	$--	$9.78	1.78%	$10	1.27%	1.96%	(0.03)%	75%

Small Cap Fund††
I Shares^
2020@	$10.49	$--	$(1.92)	$(1.92)		$--	$--		$--	$--	$8.57	(18.30)%	$68,696	1.05%	1.11%	(0.01)%	54%
2019	$11.39	$(0.02)	$0.29	$0.27		$--	$(1.16)		$(0.01)	$(1.17)	$10.49	4.41%	$88,944	1.05%	1.14%	(0.19)%	65%
2018	$12.30	$(0.01)	$(0.31)	$(0.32)		$(0.01)	$(0.58)		$--	$(0.59)	$11.39	(2.90)%	$80,036	1.05%	1.17%	(0.10)%	92%
2017	$9.62	$--	$2.69	$2.69		$(0.01)	$--		$--	$(0.01)	$12.30	28.01%	$76,196	1.05%	1.33%	0.03%	108%
2016	$9.91	$0.02	$(0.29)	$(0.27)		$(0.01)	$--		$(0.01)	$(0.02)	$9.62	(2.75)%	$43,385	1.05%	1.51%	0.17%	83%
2015(1)	$10.00	$--	$(0.08)	$(0.08)		$--	$--		$(0.01)	$(0.01)	$9.91	(0.80)%	$40,350	1.05%	1.49%	0.01%	64%

Class S Shares
2020@	$10.47	$(0.01)	$(1.92)	$(1.93)		$--	$--		$--	$--	$8.54	(18.43)%	$197	1.15%	1.21%	(0.11)%	54%
2019	$11.37	$(0.03)	$0.29	$0.26		$--	$(1.16)	$	--#	$(1.16)	$10.47	4.36%	$231	1.15%	1.24%	(0.26)%	65%
2018	$12.29	$(0.03)	$(0.31)	$(0.34)	$	--#	$(0.58)		$--	$(0.58)	$11.37	(3.02)%	$320	1.20%	1.32%	(0.25)%	92%
2017	$9.62	$(0.01)	$2.69	$2.68		$(0.01)	$--		$--	$(0.01)	$12.29	27.88%	$199	1.09%	1.36%	(0.06)%	108%
2016	$9.91	$0.01	$(0.28)	$(0.27)		$(0.01)	$--		$(0.01)	$(0.02)	$9.62	(2.77)%	$9	1.09%	1.55%	0.13%	83%
2015(2)	$10.55	$(0.01)	$(0.63)	$(0.64)		$--	$--		$--	$--	$9.91	(6.07)%	$10	1.09%	1.65%	(0.34)%	64%

Investor Shares
2020@	$10.42	$(0.01)	$(1.91)	$(1.92)		$--	$--		$--	$--	$8.50	(18.43)%	$27	1.30%	1.36%	(0.25)%	54%
2019	$11.34	$(0.03)	$0.27	$0.24		$--	$(1.16)		$--	$(1.16)	$10.42	4.15%	$29	1.30%	1.39%	(0.33)%	65%
2018	$12.27	$(0.04)	$(0.31)	$(0.35)		$--	$(0.58)		$--	$(0.58)	$11.34	(3.11)%	$80	1.30%	1.42%	(0.36)%	92%
2017	$9.61	$(0.04)	$2.70	$2.66		$--	$--		$--	$--	$12.27	27.68%	$78	1.34%	1.61%	(0.33)%	108%
2016(3)	$9.35	$(0.01)	$0.27	$0.26		$--	$--		$--	$--	$9.61	2.81%	$10	1.41%	1.93%	(0.38)%	83%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†

U.S. All Cap Index Fund
I Shares
2020@(5)	$10.00	$0.05	$(1.19)	$(1.14)	$(0.04)	$--	$--	$ (0.04)	$8.82	(11.32)%	$13,420	0.25%	1.27%	1.64%	7%

Global Real Estate Fund
I Shares
2020@	$10.33	$0.07	$(1.82)	$(1.75)	$(0.10)	$(0.05)	$--	$ (0.15)	$8.43	(17.01)%	$44,025	1.00%	1.37%	1.52%	97%
2019(6)	$10.00	$0.01	$0.32	$0.33	$--	$--	$--	$ --	$10.33	3.30%	$49,010	1.00%	1.96%	0.61%	10%

International Equity Fund
I Shares^
2020@	$11.20	$0.05	$(1.73)	$(1.68)	$(0.05)	$--	$--	$ (0.05)	$9.47	(15.01)%	$71,249	1.10%	1.31%	0.88%	27%
2019	$10.85	$0.21	$0.62	$0.83	$(0.21)	$(0.27)	$--	$ (0.48)	$11.20	7.94%	$81,517	1.10%	1.36%	1.93%	49%
2018	$11.80	$0.22	$(0.94)	$(0.72)	$(0.23)	$--	$--	$ (0.23)	$10.85	(6.24)%	$67,140	1.10%	1.39%	1.86%	45%
2017	$9.35	$0.16	$2.46	$2.62	$(0.17)	$--	$--	$ (0.17)	$11.80	28.20%	$62,905	1.10%	1.56%	1.58%	40%
2016	$9.13	$0.15	$0.22	$0.37	$(0.15)	$--	$--	$ (0.15)	$9.35	4.12%	$44,282	1.10%	1.71%	1.65%	55%
2015(1)	$10.00	$0.15	$(0.90)	$(0.75)	$(0.12)	$--	$--	$ (0.12)	$9.13	(7.50)%	$37,748	1.10%	1.71%	2.36%	30%

Class S Shares
2020@	$11.18	$0.04	$(1.71)	$(1.67)	$(0.05)	$--	$--	$ (0.05)	$9.46	(14.99)%	$142	1.20%	1.41%	0.80%	27%
2019	$10.84	$0.20	$0.61	$0.81	$(0.20)	$(0.27)	$--	$ (0.47)	$11.18	7.75%	$157	1.20%	1.46%	1.86%	49%
2018	$11.80	$0.20	$(0.94)	$(0.74)	$(0.22)	$--	$--	$ (0.22)	$10.84	(6.44)%	$149	1.24%	1.53%	1.70%	45%
2017	$9.35	$0.18	$2.44	$2.62	$(0.17)	$--	$--	$ (0.17)	$11.80	28.18%	$27	1.11%	1.57%	1.66%	40%
2016	$9.12	$0.15	$0.22	$0.37	$(0.14)	$--	$--	$ (0.14)	$9.35	4.20%	$9	1.13%	1.74%	1.63%	55%
2015(2)	$9.82	$0.03	$(0.71)	$(0.68)	$(0.02)	$--	$--	$ (0.02)	$9.12	(6.88)%	$9	1.14%	1.80%	1.03%	30%

Investor Shares
2020@	$11.19	$0.04	$(1.73)	$(1.69)	$(0.04)	$--	$--	$ (0.04)	$9.46	(15.14)%	$37	1.35%	1.56%	0.68%	27%
2019	$10.84	$0.18	$0.62	$0.80	$(0.18)	$(0.27)	$--	$ (0.45)	$11.19	7.68%	$30	1.35%	1.61%	1.65%	49%
2018	$11.79	$0.21	$(0.96)	$(0.75)	$(0.20)	$--	$--	$ (0.20)	$10.84	(6.48)%	$26	1.35%	1.64%	1.74%	45%
2017	$9.35	$0.14	$2.44	$2.58	$(0.14)	$--	$--	$ (0.14)	$11.79	27.72%	$25	1.39%	1.85%	1.32%	40%
2016(3)	$8.68	$--	$0.68	$0.68	$(0.01)	$--	$--	$ (0.01)	$9.35	7.80%	$11	1.47%	2.14%	0.12%	55%

*	Per share data calculated using the average shares method.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
#	Amount is less than $0.005.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
@	For the six-months or period ended April 30, 2020 (Unaudited). All ratios for the period have been annualized.
(1)	Commenced operations on February 27, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on July 14, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2016. All ratios for the period have been annualized.
(4)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.
(6)	Commenced operations on September 30, 2019. All ratios for the period have been annualized.
(7)	The expense ratio includes dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 1.48%, 2.02%, and (0.15)%, respectively.

Amounts designated as “--” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Find (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Global Real Estate Fund (the “Global Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Global Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Global Real Estate Fund commenced operations on September 30, 2019. The Fund consists of I Shares, Class S Shares and Investor Shares. As of April 30, 2020, the Class S Shares and Investor Shares are not currently operational for the Global Real Estate Fund.

The Long/Short Equity Fund commenced operations on December 2, 2019. The Fund consists of I Shares, Class S Shares and Investor Shares. As of April 30, 2020, the Class S Shares and Investor Shares are not currently operational for the Long/Short Equity Fund.

The U.S. All Cap Index Fund commenced operations on December 31, 2019. The Fund consists of I Shares, Class S Shares and Investor Shares. As of April 30, 2020, the Class S Shares and Investor Shares are not currently operational for the U.S. All Cap Index Fund.

Effective March 1, 2020, the Funds’ names were changed from the Catholic Investor Limited Duration Fund, Catholic Investor Core Bond Fund, Catholic Investor Long/Short Equity Fund, Catholic Investor Large Cap Value Fund, Catholic Investor Large Cap Growth Fund, Catholic Investor Small Cap Fund, Catholic Investor U.S. All Cap Index Fund, Catholic Investor Global Real Estate Fund and Catholic Investor International Equity Fund to the Knights of Columbus Limited Duration Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Small Cap Fund, Knights of Columbus U.S. All Cap Index Fund, Knights of Columbus Global Real Estate Fund, and Knights of Columbus International Equity Fund, respectively.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2020. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Core Bond Fund
Asset Categories	Fair Value	Valuation Techniques	Unobservable Input	Input Value(s)
Corporate Obligations	$564,181	Fair Value Method	Spread to Average Life Swap Rates	$97.06
Mortgage-Backed Securities	$304,281	Fair Value Method	Spread to Average Life Swap Rates	$127.27

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Long/Short Equity Fund had open option contracts as of April 30, 2020, as disclosed in the Fund’s Schedule of Investments.

For the period ended April 30, 2020, the monthly average balances of options held by the Fund was as follows:

Average Monthly Notional Balance Long	$206,083

Average Monthly Notional Balance Short	$5,692

Securities Sold Short — As consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
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make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2020, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

Swap Contracts — The Long/Short Equity Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2020, the Fund’s swap agreements were with one counterparty, Wells Fargo Bank, N.A.

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APRIL 30, 2020 (UNAUDITED)

For the period ended April 30, 2020, the monthly average balances of swap contracts held by the Fund was as follows:

Average Monthly Notional Balance Long	$—

Average Monthly Notional Balance Short	$3,797,158

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund’s maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2020, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of April 30, 2020, the Long/Short Equity Fund, U.S. All Cap Index Fund and Global Real Estate Fund, had $37,192, $40,346 and $36,621, remaining to be amortized, respectively.

3. Derivative Transactions:

The Long/Short Equity Fund held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

4. Offsetting Assets and Liabilities:

The Funds are in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
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Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2020:

Long/Short Equity Fund
Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount‡
	Total Return Swaps
Wells Fargo Bank, N.A.	$–	$(806,366)	$(806,366)	$330,000	$(476,366)

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2020, the Funds were charged the following for these services:

Limited Duration Fund	$84,060
Core Bond Fund	80,117
Long/Short Equity Fund	14,015
Large Cap Value Fund	56,630
Large Cap Growth Fund	59,727
Small Cap Fund	63,279
U.S. All Cap Index Fund	7,414
Global Real Estate Fund	38,146
International Equity Fund	63,195

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of the I Shares and the Class S Shares of the Funds.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

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For the period ended April 30, 2020, the Funds were charged the following rates for these services:

	Class S	Investor
Limited Duration Fund	0.10%	0.00%
Core Bond Fund	0.10%	0.00%
Long/Short Equity Fund	N/A	N/A
Large Cap Value Fund	0.10%	0.00%
Large Cap Growth Fund	0.10%	0.00%
Small Cap Fund	0.10%	0.00%
U.S. All Cap Index Fund	N/A	N/A
Global Real Estate Fund	N/A	N/A
International Equity Fund	0.10%	0.00%

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

7. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Global Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.725%, 0.20%, 0.85%, and 0.90%, respectively, of each Fund’s average daily net assets.

Prior to February 28, 2019, class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) were not excluded expenses, and the contractual expense limits for the Funds were as follows:

	Contractual Expense Limitations I Shares	Contractual Expense Limitations Class S Shares	Contractual Expense Limitations Investor Shares
Limited Duration Fund	0.50%	0.70%	0.95%
Core Bond Fund	0.50%	0.70%	0.95%
Long/Short Equity Fund	N/A (1)	N/A (1)	N/A (1)
Large Cap Value Fund	0.90%	1.10%	1.35%
Large Cap Growth Fund	0.90%	1.10%	1.35%
Small Cap Fund	1.05%	1.25%	1.50%
U.S. All Cap Equity Fund	N/A (1)	N/A (1)	N/A (1)
Global Real Estate Fund	N/A (1)	N/A (1)	N/A (1)
International Equity Fund	1.10%	1.30%	1.55%

(1)	Not in operation during the period.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares, Class S Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2021 (each, a “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Global Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ended April 30, 2020.

As of April 30, 2020, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund(1)	Large Cap Value Fund	Large Cap Growth Fund

2018	2021	$328,544	$289,891	$—	$142,452	$142,725
2019	2022	320,341	285,101	—	108,486	111,187
2020	2023	297,748	293,388	46,797	84,237	79,330

	Total	$946,633	$868,380	$46,797	$335,175	$333,242

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

Fiscal Year	Subject to Repayment until April 30:	Small Cap Fund	U.S. All Cap Index Fund (2)	Global Real Estate Fund	International Equity Fund

2018	2021	$153,407	$—	$—	$225,144
2019	2022	86,527	—	—	194,562
2020	2023	57,369	46,021	127,273	178,966

	Total	$297,303	$46,021	$127,273	$598,672

(1)	Commenced operations on December 2, 2019.
(2)	Commenced operations on December 31, 2019.

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

Prior to October 1, 2019, Boston Advisors, LLC served as the investment sub-adviser to the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Fund and the International Equity Fund. For the services provided to the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Fund and the International Equity Fund, Boston Advisors, LLC received an annual fee from the Adviser at the following annual rates based on the average daily net assets of each Fund.

L2 Asset Management, LLC (the “Sub-Adviser”) and the Adviser have entered into an investment sub-advisory agreement dated September 10, 2019 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the “Sub-Advised Funds”), makes investment decisions for the Sub-Advised Fund and administers the investment program of the Sub-Advised Fund, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (the “Sub-Adviser”) and the Adviser have entered into an investment sub-advisory agreement dated July 24, 2019 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser for the Global Real Estate Fund (the “Sub-Advised Fund”), makes investment decisions for the Sub-Advised Fund and administers the investment program of the Sub-Advised Fund, subject to the supervision of, and policies established by, the Adviser and the Board.

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each Sub-Advised Fund:

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.35%
Small Cap Fund	0.425%
U.S. All Cap Index Fund	0.10%
Global Real Estate Fund	0.60%
International Equity Fund	0.50%

8. Investment Transactions:

For the period ended April 30, 2020, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities

Limited Duration Fund	$24,988,566	$20,677,154	$10,836,109	$9,836,992
Core Bond Fund	15,406,046	9,984,646	14,429,189	9,375,256
Long/Short Equity Fund*	22,602,854	4,864,276	–	–
Large Cap Value Fund	32,589,614	29,850,965	–	–
Large Cap Growth Fund	40,333,853	41,087,960	–	–
Small Cap Fund	42,308,619	47,917,749	–	–
U.S. All Cap Index Fund	15,827,825	768,448	–	–
Global Real Estate Fund	53,758,465	43,943,580	–	–
International Equity Fund	23,572,896	20,943,822	–	–
*	The cost of purchases to cover securities sold short and the proceeds from securities sold short were $7,975,135 and $13,251,423, respectively, for the period ended April 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

9. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the differences arise.

The Global Real Estate Fund has a tax year of December 31, 2019. Accordingly, the disclosures on the financial statements are for informational use by shareholders and are subject to change attributable to activity through the end of the first taxable year, December 31, 2019.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2019	$2,439,510	$—	$—	$2,439,510
2018	2,062,552	—	—	2,062,552
Core Bond Fund
2019	2,673,510	—	—	2,673,510
2018	2,145,592	—	—	2,145,592
Large Cap Value Fund
2019	1,042,615	1,019,285	—	2,061,900
2018	792,407	725,409	—	1,517,816
Large Cap Growth Fund
2019	846,671	5,755,727	—	6,602,398
2018	59,792	368,834	—	428,626
Small Cap Fund
2019	1,452,061	6,787,588	74,150	8,313,799
2018	540,533	3,196,352	—	3,736,885
Global Real Estate Fund
2019	—	—	—	—
International Equity Fund
2019	1,437,306	1,668,320	—	3,105,626
2018	1,325,680	53,919	—	1,379,599

The Global Real Estate Fund did not commence operations prior to October 31, 2018 and has a tax year end of December 31, 2019.

The Long/Short Equity Fund and U.S. All Cap Index Fund did not commence operations until December 2, 2019 and December 31, 2019, respectively.

As of October 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Limited Duration Fund	$219,631	$--	$(889,086)	$--	$895,376	$(3)	$225,918
Core Bond Fund	205,748	--	(599,864)	--	3,565,096	(1)	3,170,979
Large Cap Value Fund	29,107	1,376,760	--	--	9,164,293	(1)	10,570,159
Large Cap Growth Fund	--	3,834,769	--	(29,968)	7,693,017	--	11,497,818
Small Cap Fund	--	--	(1,578,212)	(179,863)	5,835,938	(4)	4,077,859
International Equity Fund	163,761	--	(748,710)	--	6,706,744	(2)	6,121,793

Late-year loss deferral represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2019, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. All capital losses carried forward by the Funds were incurred after the enactment of the Regulated Investment Company Modernization Act of 2010. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$462,517	$426,569	$889,086
Core Bond Fund	195,930	403,934	599,864
Small Cap Fund	1,578,212	—	1,578,212
International Equity Fund	748,710	—	748,710

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

During the year ended October 31, 2019, the Limited Duration Fund and Core Bond Fund utilized $34,988 and $175,171, respectively, of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and passive foreign investment companies, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$103,848,046	$1,139,637	$(1,531,555)	$(391,918)
Core Bond Fund	99,309,465	4,768,720	(2,081,733)	2,686,987
Long/Short Equity Fund	16,251,829	907,794	(1,030,005)	(122,211)
Large Cap Value Fund	63,226,512	5,249,387	(7,869,141)	(2,619,754)
Large Cap Growth Fund	60,728,522	11,584,205	(786,345)	10,797,860
Small Cap Fund	69,946,380	5,931,358	(9,783,066)	(3,851,708)
U.S. All Cap Index Fund	15,020,327	398,580	(2,117,140)	(1,718,560)
Global Real Estate Fund	54,360,380	569,008	(11,914,990)	(11,345,982)
International Equity Fund	73,860,883	4,853,432	(9,460,658)	(4,607,226)

10. Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (All Funds) — The Funds considers the United States Conference of Catholic Bishops (the “USCCB”) Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

Covered Call Risk (Global Real Estate Fund) — Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Emerging Markets Securities Risk (International Equity Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

Equity Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Global Real Estate Fund and International Equity Fund) – Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are near historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Funds’ values may fluctuate and/or Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force Funds to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Company Risk (Global Real Estate Fund and International Equity Fund) – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolios. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (Global Real Estate Fund and International Equity Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Industry Concentration Risk (U.S. All Cap Index Fund) – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2020 (UNAUDITED)

Investment Style Risk (Long/Short Equity Fund, Large Cap Value Fund and Large Cap Growth Fund) – The Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Large-Capitalization Company Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, U.S. All Cap Index Fund and Global Real Estate Fund) — The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Large Purchase and Redemption Risk (All Funds) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Market Risk (All Funds) – Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) – Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating the security’s decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if the Fund cannot sell collateral quickly and receive the amount the Fund is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) – Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for municipal issuers to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Funds’ securities.

New Fund Risk (Long/Short Equity Fund, U.S. All Cap Index Fund and Global Real Estate Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Long/Short Equity Fund, Large Cap Growth Fund and Global Real Estate Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
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Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Global Real Estate Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed above. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Sector Emphasis Risk (Long/Short Equity Fund and Global Real Estate Fund) – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Real Estate Sector Risk – Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Short Sales Risk (Long/Short Equity Fund) – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify.

Small-Capitalization Company Risk (Small Cap Fund, U.S. All Cap Index Fund and Global Real Estate Fund) – The small-capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Credit Risk (Limited Duration Fund and Core Bond Fund) – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

U.S. Government Securities Risk (Limited Duration Fund and Core Bond Fund) – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Corporate Fixed Income Securities Risk (Limited Duration Fund and Core Bond Fund) – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Liquidity Risk (Limited Duration Fund and Core Bond Fund) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will

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perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Information Technology Sector Risk (Large Cap Growth Fund) – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Foreign/Emerging Markets Securities Risk (Global Real Estate Fund and International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Certain foreign countries have experienced outbreaks of infectious illnesses and may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries.

A Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership	No. of Shareholders Investor Shares	% Ownership
Limited Duration Fund	2	44%	3	100%	2	61%
Core Bond Fund	1	31%	1	97%	3	47%
Long/Short Equity Fund	2	86%	--	--	--	--
Large Cap Value Fund	2	36%	1	91%	3	48%
Large Cap Growth Fund	2	39%	1	97%	2	44%
Small Cap Fund	2	65%	1	87%	1	39%
U.S. All Cap Index Fund	1	99%	--	--	--	--
Global Real Estate Fund	1	92%	--	--	--	--
International Equity Fund	1	60%	1	84%	2	50%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present

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the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13. New Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU and the implications of the ASU have been reflected within the Financial Statements, as applicable.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period *
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$1,002.40	0.50%	$2.49
Class S Shares	1,000.00	1,000.90	0.60	2.98
Investor Shares	1,000.00	1,000.10	0.75	3.73
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.38	0.50%	$2.51
Class S Shares	1,000.00	1,021.88	0.60	3.02
Investor Shares	1,000.00	1,021.13	0.75	3.77
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,015.20	0.50%	$2.51
Class S Shares	1,000.00	1,014.70	0.60	3.01
Investor Shares	1,000.00	1,013.90	0.75	3.76
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.38	0.50%	$2.51
Class S Shares	1,000.00	1,021.88	0.60	3.02
Investor Shares	1,000.00	1,021.13	0.75	3.77
Long/Short Equity Fund(1)
Actual Fund Return
I Shares	$1,000.00	$915.30	1.70%	$6.81	**
Hypothetical 5% Return
I Shares	$1,000.00	$1,013.80	1.70%	$7.16

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$857.30	0.90%	$4.16
Class S Shares	1,000.00	856.00	1.00	4.61
Investor Shares	1,000.00	856.10	1.15	5.31
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class S Shares	1,000.00	1,019.89	1.00	5.02
Investor Shares	1,000.00	1,019.15	1.15	5.77
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,032.30	0.90%	$4.55
Class S Shares	1,000.00	1,031.50	1.00	5.05
Investor Shares	1,000.00	1,030.90	1.15	5.81
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class S Shares	1,000.00	1,019.89	1.00	5.02
Investor Shares	1,000.00	1,019.15	1.15	5.77
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$817.00	1.05%	$4.74
Class S Shares	1,000.00	815.70	1.15	5.19
Investor Shares	1,000.00	815.70	1.30	5.87
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.64	1.05%	$5.27
Class S Shares	1,000.00	1,019.15	1.15	5.77
Investor Shares	1,000.00	1,018.40	1.30	6.52

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period *
U.S. All Cap Index Fund(2)
Actual Fund Return
I Shares	$1,000.00	$886.80	0.25%	$0.79	***
Hypothetical 5% Return
I Shares	$1,000.00	$1,015.83	0.25%	$0.84
Global Real Estate Fund
Actual Fund Return
I Shares	$1,000.00	$829.90	1.00%	$4.55
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.89	1.00%	$5.02

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$849.90	1.10%	$5.06
Class S Shares	1,000.00	850.10	1.20	5.52
Investor Shares	1,000.00	848.60	1.35	6.20
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.39	1.10%	$5.52
Class S Shares	1,000.00	1,018.90	1.20	6.02
Investor Shares	1,000.00	1,018.15	1.35	6.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 151/366 (to reflect the period from commencement to period).
***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period from commencement to period).
(1)	Commenced operations on December 2, 2019.
(2)	Commenced operations on December 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented for each Fund. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Knights of Columbus Funds

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 12, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Knights of Columbus Long/Short Equity Fund

Knights of Columbus U.S. All Cap Index Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 27, 2019 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

•	the sub-advisory agreement between the Adviser and L2 Asset Management, LLC (the “Sub-Adviser”), with respect to the Funds.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed advisory fees to be paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (xi) the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fees that would be payable under the sub-advisory agreement and the portion of the fees under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Investments Sub-Advisors

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Ranger Global Real Estate Advisors, LLC

415 Madison Avenue, 14th Floor

New York, NY 10017

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020